UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.3%

	CORPORATE BONDS – 43.3%

	Banks – 8.1%

$1,275	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A	$1,328,147

1,070	Banco Bradesco S.A. Grand Cayman, 144A, (3)	4.125%	5/16/16	Baa1	1,095,413

1,910	Bancolombia SA	5.950%	6/03/21	Baa2	2,109,977

1,930	Bank of America Corporation, (3)	5.750%	12/01/17	A	2,123,676

3,395	Bank of America Corporation, (3)	4.000%	4/01/24	A	3,611,316

2,000	Citigroup Inc.	4.500%	1/14/22	A	2,208,200

807	Fifth Third Bancorp.	3.500%	3/15/22	A	844,909

1,110	General Electric Capital Corporation	6.875%	1/10/39	AA+	1,596,766

900	JPMorgan Chase & Company	4.500%	1/24/22	A+	994,806

3,065	JPMorgan Chase & Company	3.200%	1/25/23	A+	3,115,999

1,240	JPMorgan Chase & Company	3.375%	5/01/23	A	1,248,340

1,000	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,341,622

1,000	Royal Bank of Scotland Group PLC	6.400%	10/21/19	A	1,157,518
20,702	Total Banks				22,776,689

	Beverages – 0.6%

580	Anheuser Busch InBev Finance Inc., (3)	3.700%	2/01/24	A	614,044

1,070	Anheuser Busch InBev	2.500%	7/15/22	A	1,055,634
1,650	Total Beverages				1,669,678

	Capital Markets – 5.0%

665	Charles Schwab Corporation	3.000%	3/10/25	A	672,590

1,250	Deutsche Bank AG London	2.500%	2/13/19	A+	1,268,828

4,500	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	5,253,111

1,090	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	1,431,228

2,250	Morgan Stanley, (3)	6.625%	4/01/18	A	2,559,042

335	Morgan Stanley	3.750%	2/25/23	A	350,859

1,165	Morgan Stanley, (3)	4.350%	9/08/26	BBB+	1,221,228

1,105	State Street Corporation	3.300%	12/16/24	AA–	1,148,808
12,360	Total Capital Markets				13,905,694

	Containers & Packaging – 0.3%

905	Packaging Corporation of America, (3)	3.650%	9/15/24	BBB	909,991

	Diversified Financial Services – 0.6%

1,515	Rabobank Nederland	3.875%	2/08/22	Aa2	1,630,423

Nuveen Investments	1

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 2.3%

$1,250	AT&T, Inc., (3)	5.550%	8/15/41	A–	$1,405,796

2,020	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,019,729

2,720	Verizon Communications	5.150%	9/15/23	A–	3,118,436
5,990	Total Diversified Telecommunication Services				6,543,961

	Electric Utilities – 0.6%

1,615	Exelon Generation Co. LLC, (3)	4.250%	6/15/22	BBB+	1,704,054

	Energy Equipment & Services – 1.7%

1,000	Diamond Offshore Drilling Inc., (3)	5.700%	10/15/39	A–	923,400

1,110	Ensco PLC, (3)	4.700%	3/15/21	BBB+	1,121,908

1,500	Nabors Industries Inc., (3)	4.625%	9/15/21	BBB	1,443,582

1,350	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	1,382,558
4,960	Total Energy Equipment & Services				4,871,448

	Food & Staples Retailing – 0.5%

1,380	Walgreen Company	3.100%	9/15/22	BBB	1,391,036

	Food Products – 0.4%

1,130	Mondelez International Inc.	2.250%	2/01/19	Baa1	1,142,692

	Health Care Equipment & Supplies – 0.3%

680	Becton Dickinson & Company, (3)	3.734%	12/15/24	BBB+	711,689

	Health Care Providers & Services – 2.7%

2,965	Mayo Clinic Rochester	3.774%	11/15/43	AA	3,002,902

970	NYU Hospitals Center	4.784%	7/01/44	A–	1,080,842

1,215	UnitedHealth Group Incorporated	2.875%	3/15/22	A+	1,235,472

1,315	Wellpoint Inc.	3.125%	5/15/22	A–	1,333,077

1,065	Zoetis Incorporated	3.250%	2/01/23	Baa2	1,061,381
7,530	Total Health Care Providers & Services				7,713,674

	Household Products – 0.4%

945	Macys Retail Holdings Inc.	4.375%	9/01/23	BBB+	1,040,575

	Insurance – 1.6%

1,000	AFLAC Insurance	6.450%	8/15/40	A	1,320,892

1,170	Genworth Holdings Inc., (3)	4.800%	2/15/24	Ba1	984,263

555	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	630,900

1,370	Lincoln National Corporation, (3)	4.200%	3/15/22	A–	1,480,751
4,095	Total Insurance				4,416,806

	Internet & Catalog Retail – 0.4%

980	Amazon.com Incorporated, (3)	3.800%	12/05/24	AA–	1,029,971

	Leisure Products – 0.5%

1,525	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,541,179

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 0.4%

$1,000	Parker Hannifin Corporation	3.300%	11/21/24	A	$1,049,854

	Media – 2.9%

1,000	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	1,071,389

785	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	874,568

1,640	DIRECTV Holdings LLC, (3)	3.800%	3/15/22	BBB	1,699,839

1,460	Discovery Communications Inc.	5.050%	6/01/20	BBB	1,625,087

1,460	NBC Universal Media LLC	6.400%	4/30/40	A–	1,994,652

680	News America Holdings Inc.	6.650%	11/15/37	BBB+	916,978
7,025	Total Media				8,182,513

	Metals & Mining – 2.7%

715	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	664,445

1,230	Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	1,138,524

945	Newmont Mining Corporation	3.500%	3/15/22	BBB	917,750

1,490	Nucor Corporation	4.000%	8/01/23	A	1,563,438

1,240	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	1,231,475

1,250	Teck Resources Limited	6.250%	7/15/41	BBB	1,210,978

895	Vale Overseas Limited, (3)	4.375%	1/11/22	BBB+	860,337
7,765	Total Metals & Mining				7,586,947

	Oil, Gas & Consumable Fuels – 3.3%

1,825	Apache Corporation	4.250%	1/15/44	A–	1,792,652

1,055	Cenovus Energy Inc.	4.450%	9/15/42	BBB+	966,886

1,110	EOG Resources Inc.	4.100%	2/01/21	A–	1,198,147

960	Marathon Petroleum Corporation	6.500%	3/01/41	BBB	1,169,670

1,120	Rowan Companies Inc.	4.875%	6/01/22	BBB–	1,076,475

860	Southwestern Energy Company, (3)	4.100%	3/15/22	BBB–	846,283

1,280	Spectra Energy Partners LP	4.750%	3/15/24	BBB	1,405,658

775	Valero Energy Corporation	3.650%	3/15/25	BBB	792,581
8,985	Total Oil, Gas, & Consumable Fuels				9,248,352

	Pharmaceuticals – 0.7%

995	Merck & Company Inc.	2.750%	2/10/25	AA	994,194

975	Perrigo Company Limited, (3)	4.000%	11/15/23	BBB	1,018,757
1,970	Total Pharmaceuticals				2,012,951

	Real Estate Investment Trust – 2.6%

1,405	American Tower Company	5.000%	2/15/24	BBB	1,536,359

1,385	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	1,388,173

1,170	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,218,456

1,460	Sovereign Bank	8.750%	5/30/18	Baa2	1,723,604

Nuveen Investments	3

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust (continued)

$1,255	WP Carey Inc.	4.600%	4/01/24	Baa2	$1,298,008
6,675	Total Real Estate Investment Trust				7,164,600

	Road & Rail – 0.7%

895	Burlington Northern Santa Fe Corporation	4.375%	9/01/42	A3	944,132

895	Burlington Northern Santa Fe, LLC	3.400%	9/01/24	A3	934,105
1,790	Total Road & Rail				1,878,237

	Semiconductors & Semiconductor Equipment – 0.4%

1,040	Applied Materials Inc.	4.300%	6/15/21	A–	1,136,409

	Software – 0.6%

1,750	Computer Sciences Corporation	4.450%	9/15/22	BBB+	1,822,611

	Specialty Retail – 0.8%

1,000	AutoZone Inc.	3.700%	4/15/22	Baa1	1,042,698

1,000	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	1,069,744
2,000	Total Specialty Retail				2,112,442

	Technology Hardware, Storage & Peripherals – 0.6%

1,645	Hewlett Packard Company, (3)	4.650%	12/09/21	A–	1,799,507

	Tobacco – 0.4%

1,215	Reynolds American Inc.	3.250%	11/01/22	Baa2	1,208,989

	Transportation Infrastructure – 0.8%

1,110	Asciano Finance, 144A	5.000%	4/07/18	BBB	1,193,622

1,000	Sydney Airport Finance Company Party Limited, 144A	3.900%	3/22/23	BBB	1,039,618
2,110	Total Transportation Infrastructure				2,233,240

	Wireless Telecommunication Services – 0.4%

835	CBS Corporation	7.875%	7/30/30	BBB	1,158,169
$113,767	Total Corporate Bonds (cost $116,767,914)				121,594,381

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.8%

	Banks – 0.3%

$700	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	$691,180

	Insurance – 0.5%

650	Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	608,563

780	ZFS Finance USA Trust V	6.500%	5/09/37	A	820,950
1,430	Total Insurance				1,429,513
$2,130	Total $1,000 Par (or similar) Institutional Preferred (cost $1,955,292)				2,120,693

4	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.3%

$2,595		Federal National Mortgage Association	2.375%	7/28/15	Aaa	$2,613,736

2,055		Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,331,856

60		Freddie Mac Reference Notes	1.750%	5/30/19	Aaa	60,898

1,470		U.S. Treasury Bonds, (3)	3.625%	2/15/44	Aaa	1,797,419

3,490		U.S. Treasury Bonds	3.375%	5/15/44	Aaa	4,088,479

5,669		U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	5,707,621

825		U.S. Treasury Notes, (3)	3.125%	8/15/44	Aaa	924,323

2,550		U.S. Treasury Notes	0.375%	2/15/16	Aaa	2,552,591

4,910		U.S. Treasury Notes, (3)	2.500%	5/15/24	Aaa	5,157,802

830		U.S. Treasury Notes	2.375%	8/15/24	Aaa	862,811
$24,454		Total U.S. Government and Agency Obligations (cost $24,931,067)				26,097,536

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 44.4%

$1,406		321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,491,563

909		American Homes 4 Rent, Series 2014-SFR2	3.786%	10/17/36	Aaa	946,331

4,115		AmeriCold LLC Trust, Series 2010	2.500%	1/14/29	AAA	4,106,986

—	(5)	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	Baa2	—

2,340		Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/17/18	AAA	2,358,282

2,000		Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	Aaa	2,076,726

1,891		Colony Anerican Homes Trust 2014-1A	1.400%	5/17/31	Aaa	1,876,264

—	(5)	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AAA	424

3,449		Fannie Mae Mortgage Pool	3.000%	12/01/44	Aaa	3,529,490

455		Fannie Mae Mortgage Pool 725111	2.350%	9/01/33	Aaa	487,212

1,105		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	1,234,293

2,598		Fannie Mae Mortgage Pool 819652	2.415%	3/01/35	Aaa	2,779,772

362		Fannie Mae Mortgage Pool 848390	1.961%	12/01/35	Aaa	379,945

1,718		Fannie Mae Mortgage Pool 879906	2.371%	10/01/33	Aaa	1,831,741

731		Fannie Mae Mortgage Pool 886034	2.695%	7/01/36	Aaa	784,383

2,184		Fannie Mae Mortgage Pool 890310	4.500%	12/01/40	Aaa	2,388,667

1,717		Fannie Mae Mortgage Pool 960605	5.000%	8/01/37	Aaa	1,912,188

578		Fannie Mae Mortgage Pool 995949	2.450%	9/01/36	Aaa	614,963

3,123		Fannie Mae Mortgage Pool AB2085	4.000%	1/01/41	Aaa	3,347,548

2,938		Fannie Mae Mortgage Pool AB3194	4.500%	6/01/41	Aaa	3,221,741

3,440		Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	3,529,133

1,365		Fannie Mae Mortgage Pool AD0706	2.338%	3/01/38	Aaa	1,456,398

1,550		Fannie Mae Mortgage Pool AE0058	2.379%	7/01/36	Aaa	1,655,905

Nuveen Investments	5

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$3,020	Fannie Mae Mortgage Pool AE0217	4.500%	8/01/40	Aaa	$3,304,042

2,329	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	2,450,642

1,143	Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	1,225,432

3,202	Fannie Mae Mortgage Pool AH5575	4.000%	2/01/41	Aaa	3,432,962

1,366	Fannie Mae Mortgage Pool AH5583	4.500%	2/01/41	Aaa	1,496,131

3,395	Fannie Mae Mortgage Pool AH8954	4.000%	4/01/41	Aaa	3,639,763

1,614	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	1,767,117

2,775	Fannie Mae Mortgage Pool AL0215	4.500%	4/01/41	Aaa	3,040,741

2,081	Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	2,142,639

2,445	Fannie Mae Mortgage Pool AS1593	4.500%	2/01/40	Aaa	2,674,898

3,288	Fannie Mae Mortgage Pool AU3353	3.000%	8/01/43	Aaa	3,366,784

4,048	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	4,336,712

3,002	Fannie Mae Mortgage Pool MA1675	3.500%	11/01/23	Aaa	3,189,026

872	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2003-52 NF	0.581%	6/25/23	Aaa	875,818

3	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-89 K	6.500%	7/25/20	Aaa	3,575

3,615	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	3,796,880

1,717	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.381%	7/25/24	Aaa	1,717,671

5	Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	Aaa	5,731

10	Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	Aaa	11,201

777	Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	Aaa	808,354

423	Federal Home Loan Mortgage Corporation, REMIC 2863 HF	0.686%	2/15/19	Aaa	424,894

2,238	Freddie Mac Gold Mortgage Pool J14842	3.500%	3/01/26	Aaa	2,397,657

1,546	Freddie Mac Gold Pool 505852	5.500%	3/01/39	Aaa	1,732,142

337	Freddie Mac Gold Pool 786281	2.490%	1/01/28	Aaa	358,546

283	Freddie Mac Gold Pool 847161	2.378%	5/01/31	Aaa	297,080

315	Freddie Mac Gold Pool 847190	2.387%	4/01/29	Aaa	327,457

1,160	Freddie Mac Gold Pool 847209	2.296%	10/01/30	Aaa	1,211,210

885	Freddie Mac Gold Pool 847210	2.359%	9/01/33	Aaa	949,851

1,488	Freddie Mac Gold Pool 848282	2.414%	1/01/38	Aaa	1,591,206

880	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.484%	5/25/45	Aaa	905,451

2,915	Ginnie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	3,105,728

3,440	Ginnie Mae Mortgage PoolII	3.500%	1/20/45	Aaa	3,626,724

3,930	Government National Mortgage Association Pool AA5391	3.500%	6/15/42	Aaa	4,143,931

1,712	Invitation Homes Trust 2013-SFR1	1.400%	12/17/30	Aaa	1,706,569

1,409	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	1,490,378

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$189	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	$190,476

151	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.519%	8/25/34	N/R	150,648

2,500	Structured Agency Credit Risk Debt Notes 2014-DN2	1.031%	4/25/24	A	2,497,590

1,488	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.631%	11/25/23	Baa1	1,490,356

98	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	N/R	100,140

1,904	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/10/20	N/R	1,963,619

3,239	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	N/R	3,392,972

1,946	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	1,965,236

3,219	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/15/44	Aaa	3,581,384
$118,376	Total Asset-Backed and Mortgage-Backed Securities (cost $120,821,420)				124,897,319

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.5%

	Mexico – 0.5%

$1,400	United Mexican States	5.625%	1/15/17	A3	$1,501,500
$1,400	Total Sovereign Debt (cost $1,387,694)				1,501,500
	Total Long-Term Investments (cost $265,863,387)				276,211,429

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 8.2%

	Money Market Funds – 8.2%

23,116,737	Mount Vernon Securities Lending Trust Prime Portfolio, (7)	0.222% (6)			$23,116,737
	Total Investments Purchased with Collateral from Securities Lending (cost $23,116,737)				23,116,737

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 1.8%

5,057,552	First American Treasury Obligations Fund, Class Z	0.000% (6)			$5,057,552
	Total Short-Term Investments (cost $5,057,552)				5,057,552
	Total Investments (cost $294,037,676) – 108.3%				304,385,718
	Other Assets Less Liabilities – (8.3)% (8)				(23,426,115)
	Net Assets – 100%				$280,959,603

Nuveen Investments	7

Nuveen Core Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Investments in Derivatives as of March 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan*	$5,000,000	Receive	3-Month USD-LIBOR-BBA	2.739%	Semi-Annually	11/21/23	$(372,675)	$(373,055)
*	Citigroup is the clearing house for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(211)	6/15	$(46,241,969)	$(29,672)	$(143,986)
U.S. Treasury 5-Year Note	Short	(396)	6/15	(47,603,531)	(80,438)	(395,751)
U.S. Treasury 10-Year Note	Long	85	6/15	10,957,031	26,563	92,730
U.S. Treasury Long Bond	Long	2	6/15	327,750	813	7,261
U.S. Treasury Ultra Bond	Long	61	6/15	10,362,375	17,156	172,630
				$(72,198,344)	$(65,578)	$(267,116)
*	The aggregate Notional Amount at Value of long and short positions is $21,647,156 and $(93,845,500), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$121,594,381	$—	$121,594,381
$1,000 Par (or similar) Institutional Preferred	—	2,120,693	—	2,120,693
U.S. Government and Agency Obligations	—	26,097,536	—	26,097,536
Asset-Backed and Mortgage-Backed Securities	—	124,897,319	—	124,897,319
Sovereign Debt	—	1,501,500	—	1,501,500
Investments Purchased with Collateral from Securities Lending	23,116,737	—	—	23,116,737
Short-Term Investments:
Money Market Funds	5,057,552	—	—	5,057,552
Investments in Derivatives:
Interest Rate Swaps*	—	(373,055)	—	(373,055)
Futures Contracts*	(267,116)	—	—	(267,116)
Total	$27,907,173	$275,838,374	$—	$303,745,547
*	Represents net unrealized appreciation (depreciation).

8	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $294,037,676.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$11,708,238
Depreciation	(1,360,196)
Net unrealized appreciation (depreciation) of investments	$10,348,042

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $22,588,390.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association.

See accompanying notes to financial statements.

Nuveen Investments	9

Nuveen Core Plus Bond Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.4%

	Banks – 1.5%

159,208	PNC Financial Services	6.125%		BBB–	$4,585,190

95,750	Regions Financial Corporation	6.375%		BB	2,413,858

90,000	Wells Fargo & Company	6.625%		BBB	2,540,700
	Total Banks				9,539,748

	Consumer Finance – 0.4%

83,000	Discover Financial Services	6.500%		BB–	2,151,360

	Insurance – 0.5%

104,794	Endurance Specialty Holdings Limited	7.500%		BBB–	2,804,287
	Total $25 Par (or similar) Retail Preferred (cost $13,611,300)				14,495,395

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 61.3%

	Aerospace & Defense – 0.7%

$1,000	Bombardier Inc., 144A, (3)	6.125%	1/15/23	B+	$945,000

2,780	Exelis, Inc.	5.550%	10/01/21	BBB+	3,070,485
3,780	Total Aerospace & Defense				4,015,485

	Airlines – 0.3%

1,690	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	1,959,049

	Auto Components – 0.3%

1,710	TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	1,722,825

	Automobiles – 0.2%

1,010	Chrysler GP/CG Company	8.000%	6/15/19	B1	1,059,238

	Banks – 10.2%

2,900	Bancolombia SA	5.950%	6/03/21	Baa2	3,203,630

2,955	Bank of America Corporation, (3)	4.000%	4/01/24	A	3,143,281

4,240	Bank of America Corporation	4.250%	10/22/26	BBB+	4,377,130

1,795	Bank of America Corporation	6.250%	3/05/65	BB	1,828,656

2,965	Barclays Bank PLC	3.650%	3/16/25	A	2,974,046

1,845	CIT Group Inc., (3)	5.000%	8/01/23	BB+	1,891,125

3,425	Citigroup Inc.	4.500%	1/14/22	A	3,781,543

5,000	Citigroup Inc.	3.875%	10/25/23	A	5,277,850

1,000	Citigroup Inc., (3)	3.750%	6/16/24	A	1,045,162

2,000	Citigroup Inc.	4.300%	11/20/26	A–	2,068,582

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$2,915	General Electric Capital Corporation	6.875%	1/10/39	AA+	$4,193,309

1,890	HSBC Holdings PLC	6.800%	6/01/38	A+	2,485,418

3,190	JPMorgan Chase & Company	4.500%	1/24/22	A+	3,526,035

2,665	JPMorgan Chase & Company	3.200%	1/25/23	A+	2,709,343

1,680	JPMorgan Chase & Company	3.375%	5/01/23	A	1,691,300

2,180	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,924,736

3,455	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	3,748,675

1,200	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB–	1,334,468

1,400	Santander UK PLC, 144A	5.000%	11/07/23	A–	1,507,614

2,520	Societe Generale, 144A, (3)	5.000%	1/17/24	BBB+	2,638,470

1,470	Standard Chartered PLC, 144A	5.700%	3/26/44	A+	1,640,200

1,490	Standard Chartered PLC, 144A, (WI/DD)	6.500%	10/02/65	BBB	1,503,175

1,200	State Bank of India London, 144A	4.875%	4/17/24	BBB–	1,302,670

1,220	Wells Fargo & Company	3.450%	2/13/23	A+	1,248,310
56,600	Total Banks				62,044,728

	Building Products – 0.8%

1,695	Masco Corporation	5.950%	3/15/22	BBB	1,902,638

949	Odebrecht Offshore Drilling Finance Limited, 144A	6.625%	10/01/22	BB+	725,985

2,120	Owens Corning Incorporated	4.200%	12/15/22	BBB–	2,212,341
4,764	Total Building Products				4,840,964

	Capital Markets – 2.8%

3,000	Goldman Sachs Group, Inc., (3)	5.750%	1/24/22	A	3,502,074

3,685	Goldman Sachs Group, Inc., (3)	6.750%	10/01/37	A–	4,838,600

3,250	Morgan Stanley	6.625%	4/01/18	A	3,696,394

4,105	Morgan Stanley	5.500%	7/28/21	A	4,762,071
14,040	Total Capital Markets				16,799,139

	Chemicals – 2.4%

2,000	Agrium Inc., (WI/DD)	3.375%	3/15/25	BBB	2,000,066

2,375	Braskem Finance Limited, 144A, (3)	5.750%	4/15/21	BBB–	2,238,438

3,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	4,305,246

1,680	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BB+	1,755,600

1,400	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,522,500

1,500	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	BB–	1,567,500

1,000	PolyOne Corporation, (3)	5.250%	3/15/23	BB	1,037,500
13,785	Total Chemicals				14,426,850

	Commercial Services & Supplies – 0.4%

1,000	ADT Corporation, (3)	6.250%	10/15/21	BBB–	1,065,000

Nuveen Investments	11

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$990	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB–	$1,131,075
1,990	Total Commercial Services & Supplies				2,196,075

	Construction & Engineering – 0.2%

1,050	AECOM Technology Corporation, 144A	5.750%	10/15/22	BB–	1,086,750

	Construction Materials – 0.3%

1,800	Norbord Inc., 144A	5.375%	12/01/20	Ba2	1,759,500

	Consumer Finance – 1.5%

3,348	Capital One Bank	3.375%	2/15/23	Baa1	3,390,844

1,500	Discover Bank	4.250%	3/13/26	BBB+	1,590,366

1,790	Discover Financial Services	5.200%	4/27/22	BBB+	1,993,111

2,000	Ford Motor Credit Company	4.250%	9/20/22	BBB–	2,156,286
8,638	Total Consumer Finance				9,130,607

	Containers & Packaging – 0.8%

2,470	Packaging Corporation of America, (WI/DD)	3.650%	9/15/24	BBB	2,483,622

1,945	Rock-Tenn Company	4.900%	3/01/22	BBB	2,143,316
4,415	Total Containers & Packaging				4,626,938

	Diversified Financial Services – 1.2%

2,600	BNP Paribas, (3)	4.250%	10/15/24	A	2,676,136

1,500	Fly Leasing Limited	6.750%	12/15/20	BB	1,531,875

3,050	Rabobank Nederland	3.875%	2/08/22	Aa2	3,282,370
7,150	Total Diversified Financial Services				7,490,381

	Diversified Telecommunication Services – 2.7%

2,970	AT&T, Inc., (3)	5.550%	8/15/41	A–	3,340,172

3,190	Qwest Corporation	6.750%	12/01/21	BBB–	3,656,538

2,610	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,609,650

1,950	Verizon Communications	5.150%	9/15/23	A–	2,235,644

1,000	Verizon Communications	3.500%	11/01/24	A–	1,023,365

2,010	Verizon Communications	6.900%	4/15/38	A–	2,625,152

700	Verizon Communications	6.550%	9/15/43	A–	911,511
14,430	Total Diversified Telecommunication Services				16,402,032

	Electric Utilities – 1.4%

1,500	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	BBB+	1,620,000

2,500	Exelon Generation Co. LLC, (3)	4.250%	6/15/22	BBB+	2,637,855

2,090	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	2,205,888

2,095	PPL Capital Funding Inc.	3.500%	12/01/22	BBB–	2,183,700
8,185	Total Electric Utilities				8,647,443

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electronic Equipment, Instruments & Components – 0.2%

$1,025	Anixter Inc.	5.125%	10/01/21	BB+	$1,053,188

	Energy Equipment & Services – 2.1%

2,180	Diamond Offshore Drilling Inc., (3)	5.700%	10/15/39	A–	2,013,012

3,870	Ensco PLC, (3)	4.700%	3/15/21	BBB+	3,911,517

2,000	Nabors Industries Inc., (3)	4.625%	9/15/21	BBB	1,924,776

1,260	Noble Holding International Limited, GDR (3)	5.950%	4/01/25	BBB	1,230,371

2,000	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	2,048,234

1,880	Weatherford International PLC	7.000%	3/15/38	BBB–	1,779,976
13,190	Total Energy Equipment & Services				12,907,886

	Food & Staples Retailing – 0.5%

1,600	Kraft Foods Inc.	5.000%	6/04/42	BBB	1,770,598

1,455	Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	1,504,400
3,055	Total Food & Staples Retailing				3,274,998

	Gas Utilities – 0.2%

1,250	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	1,340,625

	Health Care Equipment & Supplies – 0.2%

1,320	Becton Dickinson & Company	3.734%	12/15/24	BBB+	1,381,513

	Health Care Providers & Services – 0.8%

1,750	Community Health Systems, Inc.	5.125%	8/01/21	BB	1,802,500

2,185	UnitedHealth Group Incorporated	6.875%	2/15/38	A+	3,146,048
3,935	Total Health Care Providers & Services				4,948,548

	Hotels, Restaurants & Leisure – 0.2%

1,550	Wynn Macau Limited, 144A	5.250%	10/15/21	BB	1,468,625

	Household Durables – 0.3%

1,500	Brookfield Residential Properties Inc., 144A, (3)	6.500%	12/15/20	BB–	1,567,500

	Insurance – 2.6%

3,975	AFLAC Insurance	6.450%	8/15/40	A	5,250,546

1,650	Genworth Holdings Inc., (3)	4.800%	2/15/24	Ba1	1,388,063

3,015	Liberty Mutual Group Inc., 144A	5.000%	6/01/21	BBB	3,340,340

1,760	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	1,944,165

2,000	Lincoln National Corporation, (3)	4.200%	3/15/22	A–	2,161,680

1,640	Pacific LifeCorp., 144A	6.000%	2/10/20	BBB+	1,875,783
14,040	Total Insurance				15,960,577

	Leisure Products – 0.5%

2,950	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	2,981,297

	Machinery – 0.8%

1,500	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B+	1,545,000

Nuveen Investments	13

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery (continued)

$1,120	Cummins Engine Inc.	4.875%	10/01/43	A+	$1,328,869

1,850	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	1,881,026
4,470	Total Machinery				4,754,895

	Media – 5.3%

1,500	Altice S.A, 144A	7.750%	5/15/22	B	1,525,313

1,470	CBS Corporation, (3)	3.500%	1/15/25	BBB	1,484,340

1,650	CCO Holdings LLC Finance Corporation, (3)	5.750%	9/01/23	BB–	1,724,250

5,565	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	5,768,050

2,000	Dish DBS Corporation	4.250%	4/01/18	BB–	2,010,000

3,060	NBC Universal Media LLC	6.400%	4/30/40	A–	4,180,572

1,925	NBC Universal Media LLC	4.450%	1/15/43	A–	2,090,334

3,590	News America Holdings Inc.	6.650%	11/15/37	BBB+	4,841,104

1,250	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	1,265,625

1,635	SES SA, 144A	3.600%	4/04/23	BBB	1,711,353

1,000	Sinclair Television Group	6.375%	11/01/21	B+	1,057,500

1,800	Sirius XM Radio Inc., 144A	4.250%	5/15/20	BB	1,782,000

1,250	Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	1,321,875

1,500	WMG Acquisition Group, 144A, (3)	6.000%	1/15/21	B+	1,530,000
29,195	Total Media				32,292,316

	Metals & Mining – 5.0%

3,035	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	3,304,201

1,625	Allegheny Technologies Inc.	6.125%	8/15/23	BB+	1,740,781

3,620	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	3,364,044

1,570	ArcelorMittal, (3)	7.000%	2/25/22	Ba1	1,719,150

1,380	Cliffs Natural Resources Inc., (3)	4.800%	10/01/20	B3	772,800

1,000	First Quantum Minerals Limited, 144A, (3)	6.750%	2/15/20	BB	925,000

1,535	Freeport McMoRan, Inc., (3)	3.550%	3/01/22	BBB	1,420,841

3,700	Newmont Mining Corporation, (3)	3.500%	3/15/22	BBB	3,593,307

2,000	Nucor Corporation	4.000%	8/01/23	A	2,098,574

2,770	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	2,750,956

1,440	Teck Resources Limited	6.250%	7/15/41	BBB	1,395,046

1,050	Vale Overseas Limited, (3)	4.375%	1/11/22	BBB+	1,009,334

1,890	Vale Overseas Limited	6.875%	11/10/39	BBB+	1,825,702

1,160	Xstrata Finance Canada Limited, 144A	4.250%	10/25/22	BBB	1,192,497

1,075	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	1,251,599

1,755	Yamana Gold Inc., (3)	4.950%	7/15/24	Baa3	1,725,537
30,605	Total Metals & Mining				30,089,369

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multiline Retail – 0.2%

$1,250	Family Tree Escrow LLC, 144A, (3)	5.250%	3/01/20	Ba3	$1,309,375

	Oil, Gas & Consumable Fuels – 7.4%

3,230	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	3,932,628

1,500	Antero Resources Corporation	5.125%	12/01/22	BB	1,440,000

1,000	Baytex Energy Corporation	6.625%	7/19/22	BB	789,546

1,685	Berkshire Hathaway Energy Company, (3)	6.125%	4/01/36	A3	2,196,424

2,000	California Resources Corporation, 144A	5.500%	9/15/21	BB	1,774,400

370	Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	405,382

2,000	Canadian Oil Sands Trust, 144A, (3)	7.750%	5/15/19	Baa2	2,145,486

1,500	Cenovus Energy Inc., (3)	3.800%	9/15/23	BBB+	1,489,355

1,800	Chesapeake Energy Corporation, (3)	6.125%	2/15/21	BB+	1,822,500

2,750	CNOOC Finance 2014 ULC	4.250%	4/30/24	AA–	2,923,456

2,000	Continental Resources Inc.	5.000%	9/15/22	BBB–	1,972,500

700	Hess Corporation, (3)	3.500%	7/15/24	BBB	696,997

1,615	Kinder Morgan Energy Partners, LP, (3)	4.250%	9/01/24	BBB–	1,651,392

2,000	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,920,000

2,255	Petro Canada	6.800%	5/15/38	A–	2,976,334

1,295	Petrobras International Finance Company	6.875%	1/20/40	BBB–	1,176,585

1,900	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	2,088,001

2,000	Sabine Pass Liquefaction LLC, (3)	5.625%	2/01/21	BB+	2,013,120

1,955	Southwestern Energy Company, (3)	4.100%	3/15/22	BBB–	1,923,818

2,560	Spectra Energy Partners LP, (3)	4.750%	3/15/24	BBB	2,811,315

1,750	Targa Resources Inc.	4.250%	11/15/23	BB+	1,684,375

2,500	Transocean Inc., (3)	3.800%	10/15/22	BBB–	1,824,220

1,610	Valero Energy Corporation	3.650%	3/15/25	BBB	1,646,523

1,380	Woodside Finance Limtied, 144A	3.650%	3/05/25	BBB+	1,367,588
43,355	Total Oil, Gas & Consumable Fuels				44,671,945

	Paper & Forest Products – 0.8%

1,100	Domtar Corporation	4.400%	4/01/22	BBB–	1,137,008

1,785	Domtar Corporation	6.750%	2/15/44	BBB–	2,057,045

1,500	Resolute Forest Products, (3)	5.875%	5/15/23	BB–	1,441,500
4,385	Total Paper & Forest Products				4,635,553

	Personal Products – 0.6%

2,265	International Paper Company	8.700%	6/15/38	BBB	3,383,416

	Real Estate Investment Trust – 3.0%

2,780	American Tower Company	5.000%	2/15/24	BBB	3,039,913

1,670	ARC Property Operating Partnership LP, Clark Acquisition LLC	4.600%	2/06/24	BB+	1,624,075

2,200	Digital Realty Trust Inc., (3)	3.625%	10/01/22	BBB	2,205,040

Nuveen Investments	15

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust (continued)

$1,865	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	$1,964,964

1,815	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,890,168

1,200	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,325,278

2,995	Prologis Inc., (3)	6.875%	3/15/20	BBB+	3,532,066

2,315	Realty Income Corporation	3.250%	10/15/22	BBB+	2,321,128
16,840	Total Real Estate Investment Trust				17,902,632

	Software – 0.8%

2,750	Computer Sciences Corporation	4.450%	9/15/22	BBB+	2,864,103
2,000	Total System Services Inc.	3.750%	6/01/23	BBB+	1,995,858
4,750	Total Software				4,859,961

	Specialty Retail – 0.5%

1,225	Best Buy Co., Inc., (3)	5.000%	8/01/18	Baa2	1,289,313

500	Guitar Center Inc., 144A, (3)	6.500%	4/15/19	B–	436,250

1,500	The Men’s Warehouse Inc., 144A, (3)	7.000%	7/01/22	B2	1,578,750
3,225	Total Specialty Retail				3,304,313

	Technology Hardware, Storage & Peripherals – 0.6%

1,965	Apple Inc.	3.850%	5/04/43	AA+	1,996,033

1,750	NCR Corporation	5.000%	7/15/22	BB	1,767,500
3,715	Total Technology Hardware, Storage & Peripherals				3,763,533

	Tobacco – 0.4%

2,200	Altria Group Inc.	2.850%	8/09/22	BBB+	2,187,074

	Trading Companies & Distributors – 0.3%

1,925	Air Lease Corporation	3.875%	4/01/21	BBB–	1,982,750

	Wireless Telecommunication Services – 1.8%

1,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	1,025,489

2,000	Frontier Communications Corporation, (3)	8.500%	4/15/20	BB	2,245,000

1,100	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	1,161,875

1,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,531,875

1,000	Sprint Corporation	7.250%	9/15/21	B+	1,005,000

1,325	T-Mobile USA Inc.	6.731%	4/28/22	BB	1,394,563

2,987	Viacom Inc.	4.375%	3/15/43	BBB+	2,784,747
10,912	Total Wireless Telecommunication Services				11,148,549
$347,944	Total Corporate Bonds (cost $349,389,679)				371,378,442

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.4%

	Banks – 3.1%

1,620	Fifth Third Bancorp.	5.100%	N/A (4)	BB+	$1,539,000

4,000	General Electric Capital Corporation	7.125%	N/A (4)	A+	4,695,000

3,000	HSBC Holdings PLC, (3)	6.375%	N/A (4)	BBB	3,063,750

1,525	Nordea Bank AB, 144A, (3)	6.125%	N/A (4)	BBB	1,573,617

1,485	SunTrust Bank Inc., (3)	5.625%	N/A (4)	BB+	1,510,988

3,500	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	3,455,900

2,760	Wells Fargo Capital Trust X	5.950%	12/15/36	Baa1	2,860,050
17,890	Total Banks				18,698,305

	Capital Markets – 0.3%

2,415	Goldman Sachs Capital II	4.000%	N/A (4)	BB+	1,871,625

	Consumer Finances – 0.4%

1,485	American Express Company	5.200%	N/A (4)	Baa3	1,507,275

1,100	American Express Company	4.900%	N/A (4)	Baa3	1,115,950
2,585	Total Consumer Finance				2,623,225

	Electric Utilities – 0.3%

1,785	Electricite de France, 144A	5.250%	N/A (4)	A3	1,862,648

	Insurance – 1.3%

1,500	Allstate Corporation	5.750%	8/15/53	Baa1	1,633,125

1,585	Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	1,483,956

1,500	Prudential Financial Inc., (3)	5.200%	3/15/44	BBB+	1,527,000

2,755	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	2,899,637
7,340	Total Insurance				7,543,718
32,015	Total $1,000 Par (or similar) Institutional Preferred (cost $31,119,892)				32,599,521

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.0%

	Illinois – 1.0%

$5,765	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$6,455,070
$5,765	Total Municipal Bonds (cost $5,765,000)				6,455,070

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 23.8%

$3,226	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$3,422,016

1,250	American Homes 4 Rent, Series 2014-SFR1, 144A	2.350%	6/17/31	Baa2	1,252,536

1,619	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	1,685,813

Nuveen Investments	17

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

$3,165		AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	$3,690,165

—	(6)	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	Baa2	1

609		Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	150,810

1,250		Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB+	1,230,930

750		CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	A2	759,698

2,000		Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, 144A	2.586%	6/15/34	A	1,999,902

134		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	AA+	136,431

1,198		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	1,082,077

875		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.396%	2/25/34	A	843,997

278		Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	2.431%	9/25/23	BB+	272,664

1,095		Credit Suisse Commercial Mortgage Trust, 2014-ICE, 144A	1.800%	4/15/27	A–	1,090,618

1,000		Credit Suisse Commercial Mortgage Trust, Pass-Through Certificates Series 2007-4	5.949%	9/15/39	BB+	1,082,738

2,553		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.179%	4/25/33	A	2,441,018

2,550		DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	2,616,861

88		Fannie Mae Mortgage Pool 250551	7.000%	5/01/26	Aaa	102,871

378		Fannie Mae Mortgage Pool 252255	6.500%	2/01/29	Aaa	438,730

682		Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	779,892

650		Fannie Mae Mortgage Pool 254379	7.000%	7/01/32	Aaa	757,852

528		Fannie Mae Mortgage Pool 254513	6.000%	10/01/22	Aaa	601,215

1,377		Fannie Mae Mortgage Pool 255575	5.500%	1/01/25	Aaa	1,549,989

254		Fannie Mae Mortgage Pool 256845	6.500%	8/01/37	Aaa	298,183

867		Fannie Mae Mortgage Pool 256852	6.000%	8/01/27	Aaa	987,440

353		Fannie Mae Mortgage Pool 256890, (I/O)	6.000%	9/01/37	Aaa	389,730

71		Fannie Mae Mortgage Pool 340798	7.000%	4/01/26	Aaa	78,412

111		Fannie Mae Mortgage Pool 545359	2.479%	3/01/31	Aaa	115,711

224		Fannie Mae Mortgage Pool 545813	7.000%	7/01/32	Aaa	275,318

144		Fannie Mae Mortgage Pool 545815	7.000%	7/01/32	Aaa	175,955

917		Fannie Mae Mortgage Pool 555798	6.500%	5/01/33	Aaa	1,076,225

1,556		Fannie Mae Mortgage Pool 555843	2.244%	8/01/30	Aaa	1,620,431

32		Fannie Mae Mortgage Pool 591038	7.000%	8/01/16	Aaa	31,973

204		Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	214,039

1,274		Fannie Mae Mortgage Pool 688330	6.000%	3/01/33	Aaa	1,473,948

2,387		Fannie Mae Mortgage Pool 709446	5.500%	7/01/33	Aaa	2,733,852

18	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

$294		Fannie Mae Mortgage Pool 725553	2.256%	9/01/33	Aaa	$311,963

1,222		Fannie Mae Mortgage Pool 735054	1.787%	11/01/34	Aaa	1,291,380

1,672		Fannie Mae Mortgage Pool 735273	6.500%	6/01/34	Aaa	2,027,894

738		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	834,385

202		Fannie Mae Mortgage Pool 781776	6.000%	10/01/34	Aaa	232,387

614		Fannie Mae Mortgage Pool 885536	6.000%	8/01/36	Aaa	711,920

840		Fannie Mae Mortgage Pool 900555	6.000%	9/01/36	Aaa	973,029

2,639		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	2,884,933

—	(6)	Fannie Mae Mortgage Pool 983077	5.000%	5/01/38	Aaa	308

—	(6)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	189

6,227		Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	6,679,171

3,574		Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	3,906,391

4,495		Fannie Mae Mortgage Pool AD4375	5.000%	5/01/40	Aaa	4,998,412

5,237		Fannie Mae Mortgage Pool AE7265	4.000%	1/01/41	Aaa	5,616,802

1,611		Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	1,764,373

1,295		Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,386,845

6		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1988-24 G	7.000%	10/25/18	Aaa	6,107

6		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-44 H	9.000%	7/25/19	Aaa	6,217

1		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-90 E	8.700%	12/25/19	Aaa	1,370

4		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-30 E	6.500%	3/25/20	Aaa	3,848

8		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-61 H	7.000%	6/25/20	Aaa	8,610

7		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-72 B	9.000%	7/25/20	Aaa	8,185

28		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-56 M	6.750%	6/25/21	Aaa	30,587

246		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1996-35 Z	7.000%	7/25/26	Aaa	278,271

910		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2005-62 JE	5.000%	6/25/35	Aaa	1,024,420

10		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates1990-102 J	6.500%	8/25/20	Aaa	10,841

77		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates1990-105 J	6.500%	9/25/20	Aaa	82,120

52		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates1991-134 Z	7.000%	10/25/21	Aaa	57,066

7		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates1992-120 C	6.500%	7/25/22	Aaa	7,259

976		Fannie Mae REMIC Pass-Through Certificates 2003-W1 B1	4.385%	12/25/42	AAA	558,345

Nuveen Investments	19

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$5,735	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	$6,131,970

5,000	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	5,251,563

3,000	Fannie Mae TBA Mortgage Pool, (WI/DD)	5.000%	TBA	Aaa	3,335,859

2,065	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	1.781%	1/25/24	AA+	2,076,322

12	Federal Home Loan Mortgage Corporation, REMIC 1790 A	7.000%	4/15/22	Aaa	12,327

2	Federal Home Loan Mortgage Corporation, REMIC 6 C	9.050%	6/15/19	Aaa	2,598

24	Federal Home Loan Mortgage Corporation, REMIC 162 F	7.000%	5/15/21	Aaa	25,773

50	Federal Home Loan Mortgage Corporation, REMIC 188 H	7.000%	9/15/21	Aaa	54,884

7	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	7,867

17	Federal Home Loan Mortgage Corporation, REMIC 1118 Z	8.250%	7/15/21	Aaa	19,056

578	Federal Home Loan Mortgage Corporation, REMIC 3591 FP	0.786%	6/15/39	Aaa	583,604

427	Federal Home Loan Mortgage Corporation, REMIC 2704 JF	0.736%	5/15/23	Aaa	428,657

2,014	Freddie Mac Gold Pool 1G2163	2.240%	9/01/37	Aaa	2,141,848

328	Freddie Mac Gold Pool 846984	1.961%	6/01/31	Aaa	347,606

474	Freddie Mac Gold Pool 847180	2.411%	3/01/30	Aaa	493,531

336	Freddie Mac Gold Pool 847190	2.387%	4/01/29	Aaa	349,886

495	Freddie Mac Gold Pool 847240	2.339%	7/01/30	Aaa	515,034

313	Freddie Mac Mortgage Pool, Various A15521	6.000%	11/01/33	Aaa	356,182

522	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	598,234

368	Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	428,063

119	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	138,827

172	Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	174,420

482	Freddie Mac Mortgage Pool, Various P10032	4.500%	5/01/18	Aaa	488,306

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711, 144A	3.684%	8/25/45	Aaa	1,043,383

1,315	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.484%	5/25/45	Aaa	1,353,032

61	Freddie Mac Non Gold Participation Certificates 846757	2.380%	5/01/25	Aaa	64,137

4,500	Ginnie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	4,794,434

563	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	619,922

619	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B1	686,105

4,545	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	4,962,379

136	Government National Mortgage Association Pool 537699	7.500%	11/15/30	Aaa	154,742

1	Government National Mortgage Association Pool 8259	1.625%	8/20/23	Aaa	562

749	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.462%	3/25/35	BBB+	749,210

3,090	Invitation Homes Trust 2014-SFR1, 144A	2.783%	6/17/31	Baa2	3,124,484

1,735	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.461%	4/25/47	CCC	1,562,643

20	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

$5,570		JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C4, 144A	4.106%	7/15/46	AAA	$5,970,210

629		Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.483%	7/25/47	BB+	643,512

2,113		Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	2,235,566

1,796		Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,932,151

1,250		ML CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.880%	8/12/49	BB	1,291,525

527		Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	545,197

4,185		National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	4,289,441

1,790		RBSSP Resecuritization Trust, Series 2012-8 1A1, 144A	0.355%	10/26/36	N/R	1,719,449

283		Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	286,194

219		Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.519%	8/25/34	N/R	218,012

483		U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-P10B	5.681%	8/10/16	N/R	501,494

4,910		United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	N/R	5,143,747

3,030		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.491%	10/20/35	D	2,633,525

655		Wells Fargo Mortagge Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	631,561
$136,941		Total Asset-Backed and Mortgage-Backed Securities (cost $137,761,724)				144,282,703

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 4.7%

		Costa Rica – 0.2%

$1,000		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	$1,017,500

		Indonesia – 0.4%

1,300		Republic of Indonesia, 144A	4.875%	5/05/21	Baa3	1,415,375

1,000		Republic of Indonesia, 144A	5.875%	1/15/24	Baa3	1,156,250
		Total Indonesia				2,571,625

		Mexico – 1.4%

650	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A	4,767,054

450	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	3,365,723
		Total Mexico				8,132,777

		South Africa – 2.7%

3,365		Republic of South Africa, (3)	5.875%	9/16/25	Baa2	3,853,598

76,750	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	7,628,809

Nuveen Investments	21

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		South Africa (continued)

69,500	ZAR	Republic of South Africa	7.000%	2/28/31	BBB+	$5,115,231
		Total South Africa				16,597,638
		Total Sovereign Debt (cost $30,193,958)				28,319,540
		Total Long-Term Investments (cost $567,841,553)				597,530,671

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 14.0%

		Money Market Funds – 14.0%

84,632,338		Mount Vernon Securities Lending Trust Prime Portfolio, (9)	0.222% (8)			$84,632,338
		Total Investments Purchased with Collateral from Securities Lending (cost $84,632,338)				84,632,338

Shares		Description (1)	Coupon			Value

		SHORT-TERM INVESTMENTS – 4.5%

		Money Market Funds – 4.5%

27,544,253		First American Treasury Obligations Fund, Class Z	0.000% (8)			$27,544,253
		Total Short-Term Investments (cost $27,544,253)				27,544,253
		Total Investments (cost $680,018,144) – 117.1%				709,707,262
		Other Assets Less Liabilities – (17.1)% (10)				(103,816,523)
		Net Assets – 100%				$605,890,739

Investments in Derivatives as of March 31, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Bank of America	Euro	5,400,000	U.S. Dollar	5,779,350	4/13/15	$(28,004)
Citigroup	Mexican Peso	61,800,000	U.S. Dollar	4,108,168	5/29/15	73,381
Deutsche Bank	Japanese Yen	700,000,000	U.S. Dollar	5,861,701	5/29/15	20,527
Deutsche Bank	Japanese Yen	330,000,000	U.S. Dollar	2,763,373	5/29/15	9,677
Deutsche Bank	South African Rand	59,000,000	U.S. Dollar	5,005,111	4/30/15	166,111
Deutsche Bank	South African Rand	33,500,000	U.S. Dollar	2,841,885	4/30/15	94,317
Goldman Sachs	Canadian Dollar	1,000,000	U.S. Dollar	797,105	4/30/15	7,848
Nomura Securities	U.S. Dollar	2,863,282	Australian Dollar	3,700,000	4/17/15	(48,105)
						$295,752

22	Nuveen Investments

Investments in Derivatives as of March 31, 2015 (continued)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan	$12,000,000	Receive	3-Month USD-LIBOR-BBA	2.078%	Semi-Annually	2/19/23	$(203,175)	$(203,175)
JPMorgan*	17,000,000	Receive	3-Month USD-LIBOR-BBA	2.739	Semi-Annually	11/21/23	(1,267,095)	(1,267,558)
Morgan Stanley*	18,000,000	Receive	3-Month USD-LIBOR-BBA	2.743	Semi-Annually	4/15/24	(1,397,877)	(1,397,877)
	$47,000,000						$(2,868,147)	$(2,868,610)
*	Citigroup is the clearing house for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(88)	6/15	$(10,578,563)	$(17,875)	$(90,527)
U.S. Treasury 10-Year Note	Short	(454)	6/15	(58,523,437)	(118,750)	(486,908)
U.S. Treasury Ultra Bond	Long	21	6/15	3,567,375	5,906	43,684
				$(65,534,625)	$(130,719)	$(533,751)
*	The aggregate Notional Amount at Value of long and short positions is $3,567,375 and $(69,102,000), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$14,495,395	$—	$—	$14,495,395
Corporate Bonds	—	371,378,442	—	371,378,442
$1,000 Par (or similar) Institutional Preferred	—	32,599,521	—	32,599,521
Municipal Bonds	—	6,455,070	—	6,455,070
Asset-Backed and Mortgage-Backed Securities	—	144,282,703	—	144,282,703
Sovereign Debt	—	28,319,540	—	28,319,540
Investments Purchased with Collateral from Securities Lending	84,632,338	—	—	84,632,338
Short-Term Investments:
Money Market Funds	27,544,253	—	—	27,544,253
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	295,752	—	295,752
Interest Rate Swaps*	—	(2,868,610)	—	(2,868,610)
Futures Contracts*	(533,751)	—	—	(533,751)
Total	$126,138,235	$580,462,418	$—	$706,600,653
*	Represents net unrealized appreciation (depreciation).

See accompanying notes to financial statements.

Nuveen Investments	23

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $680,018,144.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$38,249,429
Depreciation	(8,560,311)
Net unrealized appreciation (depreciation) of investments	$29,689,118

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $82,695,506.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not applicable

I/O	Interest only security.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

MXN	Mexican Peso

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association.

See accompanying notes to financial statements.

24	Nuveen Investments

Nuveen High Income Bond Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)			Value

	LONG-TERM INVESTMENTS – 97.6%

	COMMON STOCKS – 0.9%

	Banks – 0.0%

25,500	Bank of America Corporation			$392,445

	Building Products – 0.0%

527	Dayton Superior, Class A, (2), (3)			30,195

585	Dayton Superior, Class 1, (2), (3)			33,550
	Total Building Products			63,745

	Capital Markets – 0.1%

5,732	Adamas Finance Asia Limited			4,213

50,000	Och-Ziff Capital Management Group, Class A Shares			632,000
	Total Capital Markets			636,213

	Media – 0.2%

63,000	Cablevision Systems Corporation			1,152,900

	Metals & Mining – 0.0%

499,059	Northland Resources SA, (2), (3)			499

	Real Estate Investment Trust – 0.6%

19,500	Camden Property Trust			1,523,535

18,700	Colony Financial Inc.			484,704

23,000	Liberty Property Trust			821,100

18,000	Mid-America Apartment Communities			1,390,860
	Total Real Estate Investment Trust			4,220,199
	Total Common Stocks (cost $5,673,882)			6,466,001

Shares	Description (1), (4)			Value

	EXCHANGE-TRADED FUNDS – 0.7%

58,000	SPDR S&P Homebuilders ETF			$2,137,880

57,500	Vanguard MSCI European ETF			3,117,650
	Total Exchange-Traded Funds (cost $5,124,098)			5,255,530

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.6%

	Electric Utilities – 0.3%

45,000	Exelon Corporation	6.500%	BBB–	$2,189,250

	Independent Power & Renewable Electricity Producers – 0.2%

13,000	Dynegy Inc., (6)	5.375%	N/R	1,418,950

Nuveen Investments	25

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (5)	Value

	Metals & Mining – 0.1%

43,500	ArcelorMittal	6.000%		BB–	$653,370
	Total Convertible Preferred Securities (cost $4,481,053)				4,261,570

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (7)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.3% (8)

	Auto Components – 0.6%

$4,000	Crowne Group LLC, Second Lien Term Loan C	9.000%	9/29/21	CCC+	$3,940,000

	Construction Materials – 0.4%

2,500	Atkore International Inc.	7.750%	9/27/21	CCC+	2,425,000

	Diversified Telecommunication Services – 0.2%

1,457	Birch Communications Inc., First Lien Term Loan	7.750%	4/19/20	B	1,445,451

	Health Care Equipment & Supplies – 0.3%

2,000	Surgery Center Holdings Inc., Second Lien Term Loan	8.500%	7/24/21	CCC+	1,970,000

	Health Care Providers & Services – 0.4%

3,000	RegionalCare Hospital Pernters Inc., Second Lien Term Loan	10.500%	10/21/19	CCC+	3,041,250

	Hotels, Restaurants & Leisure – 1.0%

995	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB	987,122

2,500	Amaya BV, Second Lien Term Loan	8.000%	7/29/22	B	2,503,125

1,890	Caesars Entertainment Corporation, Term Loan B5	5.985%	1/29/18	D	1,731,028

1,970	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	BB–	1,910,900
7,355	Total Hotels, Restaurants & Leisure				7,132,175

	Independent Power & Renewable Electricity Producers – 0.3%

130	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B+	130,760

1,851	Empire Generating Company LLC	5.250%	3/13/21	B+	1,856,653
1,981	Total Independent Power & Renewable Electricity Producers				1,987,413

	Oil, Gas & Consumable Fuels – 0.7%

2,965	Arch Coal Inc., Term Loan B	6.250%	5/16/18	B+	2,301,259

2,493	Fieldwood Energy LLC, Second Lien Term Loan	8.375%	9/30/20	B2	1,834,407

2,000	Samson Investment Company Second Lien Term Loan	5.000%	9/25/18	Caa2	1,055,001
7,458	Total Oil, Gas & Consumable Fuels				5,190,667

	Professional Services – 0.4%

2,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	1,960,001

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	Caa2	980,001
3,000	Total Professional Services				2,940,002
$32,751	Total Variable Rate Senior Loan Interests (cost $32,254,166)				30,071,958

26	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.7%

	Banks – 1.0%

82,830	Bank of America Corporation	4.000%		BB	$1,730,319

40,000	HSBC USA Inc.	4.000%		BBB+	964,800

109,536	HSBC USA Inc.	1.001%		BBB+	2,530,282

75,000	RBS Capital Funding Trust V	5.900%		BB–	1,841,250
	Total Banks				7,066,651

	Capital Markets – 0.6%

152,330	Morgan Stanley	4.000%		BB	3,224,826

26,903	Saratoga Investment Corporation	7.500%		N/R	691,407
	Total Capital Markets				3,916,233

	Consumer Finance – 0.3%

75,000	Capital One Financial Corporation, (6)	6.700%		Ba1	1,999,500

	Food Products – 0.2%

60,000	CHS Inc.	6.750%		N/R	1,561,200

	Household Durables – 0.1%

72,510	Hovnanian Enterprises Incorporated	7.625%		Caa2	1,062,272

	Insurance – 0.2%

60,000	AmTrust Financial Services Inc., (6)	7.250%		N/R	1,507,200

	Multi-Utilities – 0.2%

27,000	Dominion Resources Inc.	6.375%		Baa3	1,306,800

	Real Estate Investment Trust – 2.1%

60,000	Colony Financial Inc., (17)	5.750%		N/R	1,542,600

75,000	Coresite Realty Corporation, (17)	7.250%		N/R	1,950,000

50,000	Corporate Office Properties Trust	7.375%		BB	1,312,500

70,000	General Growth Properties	6.375%		N/R	1,785,000

70,000	Northstar Realty Finance Corporation	8.750%		N/R	1,848,000

72,767	Northstar Realty Finance Corporation	8.500%		N/R	1,894,852

40,500	Pebblebrook Hotel Trust	6.500%		N/R	1,022,625

79,000	Summit Hotel Properties Inc.	7.125%		N/R	2,040,570

50,000	Urstadt Biddle Properties, (17)	6.750%		N/R	1,300,500
	Total Real Estate Investment Trust				14,696,647
	Total $25 Par (or similar) Retail Preferred (cost $31,451,904)				33,116,503

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 79.9%

	Aerospace & Defense – 0.4%

$2,500	Bombardier Inc., 144A	7.500%	3/15/18	B+	$2,657,813

Nuveen Investments	27

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Air Freight & Logistics – 0.3%

$2,000		XPO Logistics, Inc., 144A	7.875%	9/01/19	B1	$2,117,500

		Airlines – 0.5%

3,100		Air Canada, 144A, (6)	7.750%	4/15/21	B	3,317,000

		Auto Components – 2.5%

3,600		Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	3,717,000

2,475		Jac Holding Corporation, 144A, (6)	11.500%	10/01/19	B	2,543,063

3,060		Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc., 144A	7.875%	10/01/22	Caa1	3,006,450

3,350		MPG Holdco I Inc., 144A, (6)	7.375%	10/15/22	B+	3,580,313

2,000		Nexteer Automotive Group Limited, 144A	5.875%	11/15/21	BB+	2,050,000

2,900		Stackpole International Intermediate Company, 144A, (6)	7.750%	10/15/21	B+	2,871,000
		Total Auto Components				17,767,826

		Banks – 1.9%

2,500		Banco Do Brasil, 144A, (6)	9.000%	12/18/64	Ba2	2,154,575

3,230		Popular Inc.	7.000%	7/01/19	BB–	3,246,150

3,625	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	B+	3,896,207

2,000		Turkiye Vakiflar Bankasi T.A.O, 144A	6.000%	11/01/22	BB+	1,952,500

2,000	EUR	UT2 Funding PLC	5.321%	6/30/16	BB–	2,188,125
		Total Banks				13,437,557

		Beverages – 0.5%

3,250		Cott Beverages USA Inc., 144A, (6)	6.750%	1/01/20	B–	3,363,750

		Building Products – 1.9%

1,950		Associated Materials Inc.	9.125%	11/01/17	B–	1,696,500

3,000		Builders FirstSource, Inc., 144A, (6)	7.625%	6/01/21	B	3,022,500

3,300		Building Materials Holdings Corporation, 144A, (6)	9.000%	9/15/18	B–	3,498,000

1,500		NCI Building Systems, Inc., 144A	8.250%	1/15/23	B+	1,586,250

4,000		NWH Escrow Corporation, 144A	7.500%	8/01/21	B3	3,760,000

186		Odebrecht Offshore Drilling Finance Limited, Reg S	6.750%	10/01/22	BB+	144,575
		Total Building Products				13,707,825

		Chemicals – 1.9%

2,500		Hexion US Finance Corporation, (6)	8.875%	2/01/18	CCC	2,206,250

750		Ineos Group Holdings SA, 144A, (6)	6.125%	8/15/18	B–	753,750

2,500		Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	2,581,250

2,775		Momentive Performance Materials Inc., (3)	8.875%	10/15/20	N/R	—

2,775		Momentive Performance Materials Inc., (6)	3.880%	10/24/21	B	2,455,875

2,300		Platform Specialty Products Corporation, 144A	6.500%	2/01/22	BB–	2,403,500

2,675		PolyOne Corporation	7.375%	9/15/20	BB	2,822,125
		Total Chemicals				13,222,750

28	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Commercial Services & Supplies – 2.2%

$1,600		ABX Group Inc., (6)	8.750%	12/01/20	CCC+	$1,476,000

2,840		ADT Corporation, (6)	6.250%	10/15/21	BBB–	3,024,600

3,050		Casella Waste Systems Inc.	7.750%	2/15/19	B–	3,050,000

2,650		Clean Harbors Inc.	5.250%	8/01/20	BB+	2,709,625

3,420	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	2,660,285

1,500		Square Two Financial Corporation, (6)	11.625%	4/01/17	B–	1,331,250

1,490	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B2	1,461,931
		Total Commercial Services & Supplies				15,713,691

		Communications Equipment – 0.3%

2,000		Broadview Networks Holdings Inc.	10.500%	11/15/17	N/R	1,915,000

		Construction & Engineering – 0.8%

1,900		AECOM Technology Corporation, 144A	5.875%	10/15/24	BB–	1,995,000

2,250		Michael Baker Holdings LLC Finance Corporation, 144A	8.875%	4/15/19	B–	2,092,500

15,000	NOK	VV Holding AS, 144A	6.880%	7/10/19	N/R	1,810,830
		Total Construction & Engineering				5,898,330

		Construction Materials – 1.4%

2,000		Cemex Finance LLC, 144A	9.375%	10/12/22	BB–	2,270,000

1,800		Cemex SAB de CV, 144A	5.700%	1/11/25	BB–	1,775,700

2,825		Norbord Inc., 144A	5.375%	12/01/20	Ba2	2,761,438

3,000		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	3,067,500
		Total Construction Materials				9,874,638

		Consumer Finance – 1.4%

2,500		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	2,512,500

2,250		Credit Acceptance Corporation, 144A	7.375%	3/15/23	BB	2,219,063

2,000		Enova International, Inc., 144A, (6)	9.750%	6/01/21	B	1,900,000

3,000		First Data Corporation, 144A	8.250%	1/15/21	B–	3,210,000
		Total Consumer Finance				9,841,563

		Containers & Packaging – 1.7%

2,000		Ardagh Finance Holdings SA, 144A, (6)	8.625%	6/15/19	CCC+	2,083,760

240		Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	Caa1	240,300

1,350		Ardagh Packaging Finance / MP HD USA, 144A, (6)	6.750%	1/31/21	CCC+	1,366,875

3,000		Cascades Inc., 144A, (6)	5.500%	7/15/22	Ba3	3,045,000

3,000		Coveris Holdings SA, 144A	7.875%	11/01/19	B–	3,067,500

2,000		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	2,050,000
		Total Containers & Packaging				11,853,435

		Diversified Consumer Services – 1.2%

3,000		Gibson Brands Inc., 144A	8.875%	8/01/18	B–	3,003,750

3,185		Jones Group Inc.	6.125%	11/15/34	CCC	1,942,850

Nuveen Investments	29

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Diversified Consumer Services (continued)

2,300	GBP	Twinkle Pizza Holdings PLC, 144A	8.625%	8/01/22	CCC+	$3,610,679
		Total Diversified Consumer Services				8,557,279

		Diversified Financial Services – 2.6%

2,400		Argos Merger Sub Inc., 144A, (6)	7.125%	3/15/23	B–	2,487,000

2,500		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	1,793,750

2,800		Fly Leasing Limited, (6)	6.375%	10/15/21	BB	2,772,000

2,180		James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,245,400

2,000		Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	1,940,000

2,300		Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	2,139,000

2,435		Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	2,495,875

2,300		Ziggo Bond Finance B.V, 144A	5.875%	1/15/25	BB–	2,409,250
		Total Diversified Financial Services				18,282,275

		Diversified Telecommunication Services – 2.6%

850		CenturyLink Inc., 144A	5.625%	4/01/25	BB+	853,188

2,250		CenturyLink Inc.	7.650%	3/15/42	BB+	2,300,625

2,950		Consolidated Communications Finance Company, 144A	6.500%	10/01/22	B–	2,986,875

2,750		GCI Inc., 144A	6.875%	4/15/25	B+	2,770,625

3,695		IntelSat Jackson Holdings, (6)	6.625%	12/15/22	CCC+	3,565,675

2,950		WideOpenWest Finance Capital Corporation	13.375%	10/15/19	CCC+	3,156,500

3,000		Windstream Corporation, (6)	6.375%	8/01/23	BB	2,692,500
		Total Diversified Telecommunication Services				18,325,988

		Electric Utilities – 1.2%

1,586		Energy Future Intermediate Holding Company LLC, 144A, (10)	11.750%	3/01/22	N/R	1,741,570

3,450		Intergen NV, 144A, (6)	7.000%	6/30/23	B+	3,337,875

237		Midwest Generation LLC			N/R	238,728

2,500		RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB–	2,462,500

1,000		Texas Competitive Electric Holdings, 144A, (10)	11.500%	10/01/20	N/R	625,000
		Total Electric Utilities				8,405,673

		Energy Equipment & Services – 0.8%

1,900		Compressco Partners LP / Compressco Finance Corporation, 144A				1,653,000

1,550		Drill Rigs Holdings Inc., 144A, (6)	6.500%	10/01/17	B	1,240,000

1,500		Hercules Offshore LLC, 144A	8.750%	7/15/21	CCC+	427,500

1,000		SAExploration Holdings Inc., 144A	10.000%	7/15/19	B–	500,000

4,250		Seventy Seven Energy Inc.	6.500%	7/15/22	B2	1,933,750
		Total Energy Equipment & Services				5,754,250

		Food & Staples Retailing – 1.5%

2,500		Kehe Distributors LLC Finance, 144A	7.625%	8/15/21	B–	2,653,125

1,750	EUR	Picard Bondco SA, 144A	7.750%	2/01/20	B–	2,025,252

30	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Food & Staples Retailing (continued)

$1,300		Rite Aid Corporation, 144A, (WI/DD)	6.125%	4/01/23	B	$1,332,500

2,000		Roundy’s Supermarkets Inc., 144A, (6)	10.250%	12/15/20	Caa1	1,728,750

3,000		Supervalu Inc., (6)	7.750%	11/15/22	B	3,195,000
		Total Food & Staples Retailing				10,934,627

		Food Products – 2.2%

3,250		Diamond Foods Inc., 144A, (6)	7.000%	3/15/19	CCC+	3,347,500

4,050		JBS Investments GmbH, 144A	7.250%	4/03/24	BB	4,131,000

3,000		Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	3,240,000

3,200		Marfrig Holding Europe BV, 144A, (6)	8.375%	5/09/18	B+	3,024,000

2,000		Southern States Cooperative Inc., 144A	10.000%	8/15/21	B	1,890,000
		Total Food Products				15,632,500

		Gas Utilities – 0.7%

2,000		Ferrellgas LP	8.625%	6/15/20	B–	2,065,000

2,800		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	2,863,000
		Total Gas Utilities				4,928,000

		Health Care Equipment & Supplies – 0.4%

1,050	EUR	Labco SAS, Reg S	8.500%	1/15/18	BB–	1,179,813

1,800		Tenet Healthcare Corporation	6.875%	11/15/31	B3	1,665,000
		Total Health Care Equipment & Supplies				2,844,813

		Health Care Providers & Services – 2.1%

1,000		Bioscrip Inc., 144A	8.875%	2/15/21	CCC	898,750

4,275		Community Health Systems, Inc.	5.125%	8/01/21	BB	4,403,250

2,700		HCA Inc., (6)	6.500%	2/15/20	BBB–	3,040,200

2,000		Opal Acquisition Inc., 144A, (6)	8.875%	12/15/21	CCC+	2,035,000

2,000		Select Medical Corporation	6.375%	6/01/21	B–	1,978,750

2,500		Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	2,518,750
		Total Health Care Providers & Services				14,874,700

		Hotels, Restaurants & Leisure – 2.4%

2,450		1011778 BC ULC/New Red Finance Inc., 144A, (6)	6.000%	4/01/22	B–	2,535,750

2,250		Caesars Entertainment Resort Properties LLC, (6)	8.000%	10/01/20	B+	2,233,125

3,000		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc., 144A, (6)	9.375%	5/01/22	B–	2,302,500

2,000	CAD	River Cree Enterprises LP, 144A	11.000%	1/20/21	B–	1,618,886

2,000		Roc Finance LLC and Roc Finance 1 Corporation, 144A	12.125%	9/01/18	B	2,095,000

2,935		Scientific Games International Inc., (6)	6.250%	9/01/20	B–	2,186,575

250	EUR	TUI AG, 144A	4.500%	10/01/19	BB–	284,268

3,850		Wynn Macau Limited, 144A	5.250%	10/15/21	BB	3,647,875
		Total Hotels, Restaurants & Leisure				16,903,979

Nuveen Investments	31

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Household Durables – 1.5%

$1,725		Brookfield Residential Properties Inc., 144A, (6)	6.500%	12/15/20	BB–	$1,802,625

2,000		K. Hovnanian Enterprises Inc.	5.000%	11/01/21	Ba3	1,720,000

2,000		KB Home	7.625%	5/15/23	B+	2,050,000

3,950		Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	4,108,000

1,000		RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	1,017,500
		Total Household Durables				10,698,125

		Household Products – 0.4%

1,500		HRG Group, Inc.	7.875%	7/15/19	Ba3	1,578,750

1,500		Sprectum Brands Inc.	6.375%	11/15/20	BB–	1,590,000
		Total Household Products				3,168,750

		Independent Power & Renewable Electricity Producers – 1.8%

1,500		Abengoa Yield PLC, 144A, (6)	7.000%	11/15/19	N/R	1,545,000

915		AES Corporation	8.000%	10/15/17	BB	1,057,969

2,575		AES Corporation, (6)	5.500%	3/15/24	BB	2,568,563

2,675		Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	7.375%	11/01/22	B+	2,812,094

2,500		GenOn Energy Inc.	7.875%	6/15/17	B	2,487,500

2,000		TerraForm Power Operating LLC, 144A	5.875%	2/01/23	BB–	2,075,000
		Total Independent Power & Renewable Electricity Producers				12,546,126

		Industrial Conglomerates – 0.3%

2,100		Stena AB, 144A, (6)	7.000%	2/01/24	BB	2,037,000

		Insurance – 0.4%

3,245		Genworth Holdings Inc., (6)	4.800%	2/15/24	Ba1	2,729,856

		Leisure Products – 0.6%

2,000		24 Hour Holdings III LLC, 144A, (6)	8.000%	6/01/22	CCC+	1,700,000

2,925	CAD	Gateway Casinos & Entertainment Limited, 144A	8.500%	11/26/20	B+	2,286,329
		Total Leisure Products				3,986,329

		Machinery – 1.3%

2,310		Blueline Rental Finance Corporation, 144A, (6)	7.000%	2/01/19	B+	2,379,300

3,000		Commercial Vehicle Group, (6)	7.875%	4/15/19	B	3,112,500

3,730		CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B+	3,841,900
		Total Machinery				9,333,700

		Marine – 2.1%

7,038	NOK	BOA SBL AS, 144A	7.120%	4/19/18	N/R	673,615

9,783	NOK	E Forland AS, 144A	8.390%	9/04/18	N/R	1,129,393

3,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B	2,925,000

2,750		Global Ship Lease Inc., 144A	10.000%	4/01/19	B	2,873,750

2,750		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	2,763,750

32	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Marine (continued)

$2,500		Navios South American Logisitics Inc., Finance US Inc., 144A, (6)	7.250%	5/01/22	B+	$2,425,000

2,200		Topaz Marine SA, 144A	8.625%	11/01/18	B–	1,936,088
		Total Marine				14,726,596

		Media – 4.5%

3,600		Altice S.A, 144A	7.750%	5/15/22	B	3,660,750

2,250		CCOH Safari LLC	5.500%	12/01/22	BB–	2,300,625

2,850		Charter Communications, CCO Holdings LLC, (6)	5.125%	2/15/23	BB–	2,878,500

3,650		Clear Channel Communications, Inc., (6)	10.000%	1/15/18	CCC–	3,102,500

3,000		Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	3,067,500

2,000		Dish DBS Corporation	5.875%	11/15/24	BB–	2,002,500

2,250		Lee Enterprises Inc., 144A, (6)	9.500%	3/15/22	B2	2,323,125

1,500		McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	1,657,500

2,600		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	2,704,000

2,856		Numericable Group SA, 144A	6.000%	5/15/22	Ba3	2,891,700

3,000		SiTV Inc., 144A	10.375%	7/01/19	B–	2,685,000

3,150	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,543,030
		Total Media				31,816,730

		Metals & Mining – 5.6%

2,000		AK Steel Corporation, (6)	7.625%	10/01/21	B–	1,620,000

2,300		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	2,167,787

2,000		ArcelorMittal	9.850%	6/01/19	Ba1	2,446,250

3,215		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	3,327,525

1,900		Coeur d’Alene Mines Corporation, Convertible Bond, (6)	7.875%	2/01/21	B+	1,619,750

2,500		Compania Minera Ares SAC, 144A, (6)	7.750%	1/23/21	BB+	2,471,875

2,975		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	2,893,188

2,598		First Quantum Minerals Limited, 144A, (6)	6.750%	2/15/20	BB	2,403,150

2,000		Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,773,750

1,610		Hudbay Minerals, Inc.	9.500%	10/01/20	B–	1,674,400

2,000		Imperial Metals Corporation, 144A, (6)	7.000%	3/15/19	CCC+	1,905,000

2,300		Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	2,386,250

2,500		Magnetation LLC Finance Corporation, 144A, (6)	11.000%	5/15/18	B–	1,281,250

3,504		Northland Resources AB, 144A	15.000%	7/15/19	N/R	35,044

1,583		Northland Resources AB, 144A, (10)	4.000%	10/15/20	N/R	3,166

1,406		Permian Holdings Incorporated, 144A	10.500%	1/15/18	B–	773,300

1,000		SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.375%	2/01/20	BB–	1,025,000

2,500		Tempel Steel Company, 144A	12.000%	8/15/16	CCC+	2,118,750

2,950		Tupy S/A, 144A	6.625%	7/17/24	BB	2,832,000

2,435		Vale SA, (6)	5.625%	9/11/42	BBB+	2,107,249

Nuveen Investments	33

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Metals & Mining (continued)

$1,000		Vedanta Resources PLC, 144A, (6)	6.000%	1/31/19	BB	$890,990

2,000		Westmoreland Coal Co, 144A, (6)	8.750%	1/01/22	B	2,010,000
		Total Metals & Mining				39,765,674

		Multiline Retail – 0.4%

2,900		J.C. Penney Company Inc., (6)	8.125%	10/01/19	Caa2	2,842,000

		Oil, Gas & Consumable Fuels – 11.6%

3,000		American Eagle Energy Corporation, 144A, (10)	11.000%	9/01/19	Ca	975,000

2,500		Armstrong Energy Inc.	11.750%	12/15/19	B–	2,325,000

900	CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	625,321

2,500		Atlas Energy Holdings Operating Company	9.250%	8/15/21	B–	1,725,000

1,125		Breitburn Energy Partners LP, (6)	7.875%	4/15/22	B3	810,000

2,000		California Resources Corporation, 144A, (6)	6.000%	11/15/24	BB	1,755,000

2,415		Calumet Specialty Products, (6)	7.625%	1/15/22	B+	2,439,150

2,000		CGG SA, (6)	6.875%	1/15/22	B1	1,590,000

1,572		Chaparral Energy Inc.	9.875%	10/01/20	B–	1,163,280

3,400		Chesapeake Energy Corporation	6.500%	8/15/17	BB+	3,578,500

1,500		Connacher Oil and Gas Limited, 144A, (10)	8.500%	8/01/19	Ca	90,000

2,750		Crestwood Midstream Partners LP, (6)	6.125%	3/01/22	BB	2,770,625

1,500		Energy XXI Gulf Coast Inc., 144A, (6)	9.250%	12/15/17	B–	1,005,000

1,000		Energy XXI Gulf Coast Inc., 144A	11.000%	3/15/20	BB	951,250

1,300		EnQuest PLC, 144A	7.000%	4/15/22	B	923,000

1,835		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	B–	1,669,850

1,950		Everest Acquisition LLC Finance, (6)	9.375%	5/01/20	B	2,042,625

6,000	NOK	Exmar NV	6.150%	7/07/17	N/R	746,676

10,000	NOK	GasLog Limited, 144A	7.000%	6/27/18	N/R	1,247,617

1,875		Gastar Exploration Inc.	8.625%	5/15/18	B–	1,743,750

2,490		Gibson Energy, 144A	6.750%	7/15/21	BB	2,539,800

2,400		Golden Close Maritime Corporation Limited, 144A	9.000%	10/24/19	N/R	1,800,000

2,500		Iona Energy Company UK	9.500%	9/27/18	N/R	775,000

500		Kazmunaygas National, 144A	6.375%	4/09/21	BBB	498,500

1,500		Linn Energy LLC Finance Corporation, (6)	8.625%	4/15/20	B1	1,278,750

4,220		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	4,051,200

1,950		Memorial Production Partners LP Finance Corporation	7.625%	5/01/21	B–	1,774,500

3,000		Metro Exploration Holding Inc.	11.250%	2/14/16	N/R	420,000

1,451		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,421,980

1,500		Niska Gas Storage Canada ULC Finance Corporation, (6)	6.500%	4/01/19	CCC+	1,113,750

1,250		Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	1,143,750

2,455		Oasis Petroleum Inc., (6)	6.875%	3/15/22	B+	2,393,625

34	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Oil, Gas & Consumable Fuels (continued)

1,250	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B+	$972,129

1,965		PBF Holding Company LLC	8.250%	2/15/20	BB+	2,075,531

1,250		Peabody Energy Corporation, 144A, (6)	10.000%	3/15/22	BB+	1,112,500

1,950		Penn Virginia Corporation, (6)	8.500%	5/01/20	B–	1,833,000

2,500		Pertamina Persero PT, 144A	6.500%	5/27/41	Baa3	2,684,375

2,050		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	2,019,250

2,874		Sabine Pass Liquefaction LLC, (6)	5.625%	2/01/21	BB+	2,892,853

2,352		Sabine Pass LNG LP	7.500%	11/30/16	BB+	2,499,000

1,525		Sanchez Energy Corporation, (6)	7.750%	6/15/21	B–	1,479,250

1,935		Sandridge Energy Inc.	8.125%	10/15/22	B2	1,187,123

2,000		Sanjel Corporation, 144A	7.500%	6/19/19	N/R	1,270,000

1,250		Seadrill Limited, 144A, (6)	6.625%	9/15/20	N/R	928,125

13,000	NOK	Ship Finance International Limited	5.350%	3/19/19	N/R	1,488,697

1,750		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	1,820,000

500		Sunoco LP/Sunoco Finance Corp., 144A	6.750%	4/01/23	BB	515,000

2,030		Talos Production LLC, 144A	9.750%	2/15/18	CCC+	1,421,000

1,925		Transocean Inc.	6.000%	3/15/18	BBB–	1,814,313

2,025		Vanguard Natural Resources Finance	7.875%	4/01/20	B	1,852,875

3,070		Western Refining Inc., (6)	6.250%	4/01/21	B+	3,054,650
		Total Oil, Gas & Consumable Fuels				82,307,170

		Paper & Forest Products – 3.1%

2,005		Appvion Inc., 144A	9.000%	6/01/20	B2	1,318,288

2,800		Mercer International Inc.	7.750%	12/01/22	B+	2,968,000

5,550		Millar Western Forest Products Ltd	8.500%	4/01/21	B–	5,633,250

3,675		Resolute Forest Products, (6)	5.875%	5/15/23	BB–	3,531,675

3,050		Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	3,198,688

2,250		Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	2,283,750

2,950		Verso Paper Holdings LLC, (6)	11.750%	1/15/19	B3	2,750,875
		Total Paper & Forest Products				21,684,526

		Personal Products – 0.6%

3,750		Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	4,021,875

		Pharmaceuticals – 0.4%

2,900		VP Escrow Corporation, 144A, (6)	6.375%	10/15/20	B1	3,012,375

		Real Estate Investment Trust – 0.4%

1,150		CTR Partnership LP/CareTrust Capital Corporation	5.875%	6/01/21	B+	1,173,000

1,750		KWG Property Holdings Limited	13.250%	3/22/17	B+	1,868,125
		Total Real Estate Investment Trust				3,041,125

Nuveen Investments	35

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Real Estate Management & Development – 1.9%

$1,800		Future Land Development Holdings Limited	10.250%	7/21/19	B+	$1,736,280

2,625		Gemdale International Investment Limited	7.125%	11/16/17	Ba3	2,672,040

3,000		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	3,075,000

1,000		Kaisa Group Holdings Limited, 144A, (10)	8.875%	3/19/18	Ca	570,000

3,965		Mattamy Group Corporation, 144A, (6)	6.500%	11/15/20	BB	3,816,313

1,500		Yanlord Land Group Limited, 144A	10.625%	3/29/18	Ba3	1,563,750
		Total Real Estate Management & Development				13,433,383

		Road & Rail – 0.4%

2,113		JCH Parent Inc., 144A	10.500%	3/15/19	Caa2	1,901,250

1,000		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	1,000,000
		Total Road & Rail				2,901,250

		Semiconductors & Semiconductor Equipment – 0.4%

2,950		Advanced Micro Devices, Inc.	7.000%	7/01/24	B	2,544,375

		Software – 0.9%

2,000		BCP Singapore VI Cayman Financing Company Limited, 144A	8.000%	4/15/21	BB–	1,965,000

3,000		Boxer Parent Company Inc./BMC Software, 144A, (6)	9.000%	10/15/19	CCC+	2,475,000

2,125		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB–	2,221,263
		Total Software				6,661,263

		Specialty Retail – 0.7%

1,600		Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A, (6)	8.000%	10/15/21	CCC+	1,696,000

2,000		The Men’s Warehouse Inc., 144A, (6)	7.000%	7/01/22	B2	2,105,000

1,155		Toys R Us Property Company II LLC, (6)	8.500%	12/01/17	Ba3	1,167,994
		Total Specialty Retail				4,968,994

		Textiles, Apparel & Luxury Goods – 0.5%

3,450		Polymer Group Inc., 144A, (6)	6.875%	6/01/19	CCC+	3,294,750

		Tobacco – 0.3%

2,000		Vector Group Limited	7.750%	2/15/21	Ba3	2,127,500

		Transportation Infrastructure – 1.0%

2,500	EUR	CMA CGM SA, 144A	8.750%	12/15/18	B–	2,849,939

4,000		Navigator Holdings Limited, 144A	9.000%	12/18/17	N/R	4,141,796
		Total Transportation Infrastructure				6,991,735

		Wireless Telecommunication Services – 3.4%

15,500	SEK	AINMT Scandinavia Holdings AB	9.750%	3/19/19	N/R	1,907,770

2,000		Citizens Communications Company	9.000%	8/15/31	BB	2,140,000

1,900		Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	1,905,130

1,900		Digicel Limited, 144A	6.750%	3/01/23	B1	1,840,625

2,075		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,189,125

36	Nuveen Investments

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Wireless Telecommunication Services (continued)

$2,300		Millicom International Cellular SA, 144A	4.750%	5/22/20	BB+	$2,251,699

3,000		Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	2,988,749

4,515		Sprint Corporation	7.250%	9/15/21	B+	4,537,574

2,000		T-Mobile USA Inc.	6.250%	4/01/21	BB	2,079,999

2,000		Wind Acquisition Finance SA, 144A	7.375%	4/23/21	B	2,074,999
		Total Wireless Telecommunication Services				23,915,670
		Total Corporate Bonds (cost $601,067,851)				564,689,639

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		CONVERTIBLE BONDS – 0.3%

		Metals & Mining – 0.0%

$1,500		Great Western Mineral Group, Convertible Bond	8.000%	4/06/17	N/R	$225,000

		Oil, Gas, & Consumable Fuels – 0.3%

1,465		Alpha Natural Resources Inc., Convertible Bond	4.875%	12/15/20	CCC+	367,166

2,300		DCP Midstream LLC, 144A	5.850%	5/21/43	BB	1,656,000
3,765		Total Oil, Gas, & Consumable Fuels				2,023,166
$5,265		Total Convertible Bonds (cost $4,801,045)				2,248,166

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.3%

		Banks – 2.4%

$2,000		Banco Bilbao Vizcaya Argentaria S.A	9.000%	N/A (11)	BB	$2,175,000

2,760	EUR	Barclays PLC	6.500%	N/A (11)	BB+	3,064,128

3,000	EUR	Barclays PLC	8.000%	N/A (11)	BB+	3,585,007

2,638		Lloyd’s Banking Group PLC, (6)	7.500%	N/A (11)	BB	2,802,875

3,700		Societe Generale, 144A	1.006%	N/A (11)	BB+	3,404,000

2,000		Societe Generale, 144A, (6)	7.875%	N/A (11)	BB+	2,065,000
		Total Banks				17,096,010

		Capital Markets – 0.9%

3,500	EUR	Baggot Securities Limited, 144A	10.240%	N/A (11)	N/R	3,956,797

2,840		Goldman Sachs Capital II	4.000%	N/A (11)	BB+	2,201,000
		Total Capital Markets				6,157,797

		Diversified Financial Services – 0.4%

3,000		Banco BTG Pactual SA/Luxembourg, 144A, (6)	8.750%	N/A (11)	Ba3	3,000,000

		Industrial Conglomerates – 0.1%

2,000		OAS Financial Limited, 144A	8.875%	N/A (11)	C	295,000

Nuveen Investments	37

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Insurance – 0.5%

$2,000	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	$1,838,749

2,000	XL Capital Ltd	6.500%	N/A (11)	BBB	1,770,000
	Total Insurance				3,608,749
	Total $1,000 Par (or similar) Institutional Preferred (cost $31,908,424)				30,157,556

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	ASSET-BACKED SECURITIES – 0.0%

$1	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates, Series 1998-1	6.040%	11/01/29	AA	$1,526
$1	Total Asset-Backed Securities (cost $1,491)				1,526

Shares	Description (1), (4)				Value

	INVESTMENT COMPANIES – 1.9%

55,500	Adams Natural Rescources Fund Inc.				$1,284,825

134,000	Blackrock Credit Allocation Income Trust IV				1,803,640

43,000	BlackRock MuniHoldings Insured Fund Inc.				579,640

160,500	First Trust Strategic High Income Fund II				2,282,310

47,500	Gabelli Global Gold Natural Resources and Income Trust				330,125

142,500	Invesco Dynamic Credit Opportunities Fund				1,705,725

183,500	Pimco Income Strategy Fund				2,091,900

150,000	Pioneer Floating Rate Trust				1,744,500

95,309	Western Asset Emerging Markets Income Fund				1,058,883

32,351	WhiteHorse Finance Incorporated, (6)				401,799
	Total Investment Companies (cost $13,883,418)				13,283,347

Shares	Description (1)				Value

	Warrants – 0.0%

6,707	FairPoint Communications Inc.				$469
	Total Warrants (cost $—)				469
	Total Long-Term Investments (cost $730,647,332)				689,552,265

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 19.6%

	Money Market Funds – 19.6%

138,509,960	Mount Vernon Securities Lending Trust Prime Portfolio, (13)	0.222% (12)			$138,509,960
	Total Investments Purchased with Collateral from Securities Lending (cost $138,509,960)				138,509,960

38	Nuveen Investments

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 1.0%

7,094,682	First American Treasury Obligations Fund, Class Z	0.000% (12)	$7,094,682
	Total Short-Term Investments (cost $7,094,682)		7,094,682
	Total Investments (cost $876,251,974) – 118.2%		835,156,907
	Other Assets Less Liabilities – (18.2)% (14)		(128,483,706)
	Net Assets – 100%		$706,673,201

Investments in Derivatives as of March 31, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	British Pound Sterling	2,290,000	U.S. Dollar	3,501,907	4/30/15	$105,641
Citigroup	Euro	22,551,900	U.S. Dollar	24,731,541	5/29/15	463,324
Citigroup	Norwegian Krone	80,956,000	U.S. Dollar	10,416,342	4/30/15	375,985
Citigroup	U.S. Dollar	296,340	Norwegian Krone	2,400,000	4/30/15	1,314
Citigroup	U.S. Dollar	381,459	Norwegian Krone	3,000,000	4/30/15	(9,392)
Citigroup	U.S. Dollar	738,821	Norwegian Krone	6,200,000	4/30/15	30,118
Goldman Sachs	Canadian Dollar	14,785,000	U.S. Dollar	11,798,551	4/30/15	129,391
Goldman Sachs	Swedish Krona	15,525,000	U.S. Dollar	1,885,196	4/30/15	81,680
						$1,178,061
Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (15)	Current Credit Spread (16)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup*	Markit CDX NA HY23 Index	Buy	3.06%	$29,400,000	5.000%	12/20/19	$(2,403,510)	$(1,055,517)
*	The counterparties for this transaction are Barclays Bank PLC, Citigroup and Goldman Sachs, each with a $9,800,000 notional amount of the contract.

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
Bank of America*	$37,000,000	Receive	3-Month USD-LIBOR-BBA	1.573%	Semi-Annually	10/10/18	$(676,123)	$(676,522)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Long	141	7/15	$18,175,781	$44,063	$210,882

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	39

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$6,401,757	$—	$64,244		$6,466,001
Exchange-Traded Funds	5,255,530	—	—		5,255,530
Convertible Preferred Securities	4,261,570	—	—		4,261,570
Variable Rate Senior Loan Interests	—	30,071,958	—		30,071,958
$25 Par (or similar) Retail Preferred	28,323,403	4,793,100	—		33,116,503
Corporate Bonds	—	564,689,639	—	*	564,689,639
Convertible Bonds	—	2,248,166	—		2,248,166
$1,000 Par (or similar) Institutional Preferred	—	30,157,556	—		30,157,556
Asset-Backed Securities	—	1,526	—		1,526
Investment Companies	13,283,347	—	—		13,283,347
Warrants	—	469	—		469
Investments Purchased with Collateral from Securities Lending	138,509,960	—	—		138,509,960
Short-Term Investments:
Money Market Funds	7,094,682	—	—		7,094,682
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts**	—	1,178,061	—		1,178,061
Credit Default Swaps**	—	(1,055,517)	—		(1,055,517)
Interest Rate Swaps**	—	(676,522)	—		(676,522)
Futures Contracts**	210,882	—	—		210,882
Total	$203,341,131	$631,408,436	$64,244		$834,813,811
*	Represents value less than $1.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $876,981,173.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$11,299,467
Depreciation	(53,123,733)
Net unrealized appreciation (depreciation) of investments	$(41,824,266)

40	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	A copy of the most recent financial statements for these exchange-traded funds and investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $135,437,278.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(10)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(11)	Perpetual security. Maturity date is not applicable.

(12)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(13)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(15)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(16)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(17)	For fair value measurement disclosure purposes, investment classified as Level 2.

ETF	Exchange-Traded Fund

N/A	Not Applicable

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association.

Nuveen Investments	41

Nuveen Inflation Protected Securities Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.5%

	CONVERTIBLE PREFERRED SECURITIES – 0.0%

	Metals & Mining – 0.0%

5,000	ArcelorMittal	6.000%		BB-	$75,100
	Total Convertible Preferred Securities (cost $105,000)				75,100

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%

	Capital Markets – 0.1%

15,000	UBS Preferred Funding Trust IV	0.874%		BB+	$296,250
	Total $25 Par (or similar) Retail Preferred (cost $241,200)				296,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 10.7%

	Aerospace & Defense – 0.1%

$200	Bombardier Inc., 144A, (3)	6.000%	10/15/22	B+	$187,750

	Airlines – 0.3%

175	Air Canada, 144A	6.750%	10/01/19	BB+	186,813

519	American Airlines Group Inc., 144A	5.500%	10/01/19	B+	532,624

450	American Airlines Inc., Pass Through Trust 2013-2B, 144A	5.600%	7/15/20	BB+	470,461
1,144	Total Airlines				1,189,898

	Auto Components – 0.4%

250	Allison Transmission Inc., 144A	7.125%	5/15/19	BB-	260,500

300	American & Axle Manufacturing Inc.	6.625%	10/15/22	BB-	321,750

200	Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	206,500

250	MPG Holdco I Inc., 144A, (3)	7.375%	10/15/22	B+	267,188

400	Schaeffler Holding Finance BV, 144A	6.250%	11/15/19	B1	423,000
1,400	Total Auto Components				1,478,938

	Automobiles – 0.2%

300	Chrysler GP/CG Company	8.000%	6/15/19	B1	314,625

465	General Motors Corporation, (3)	4.000%	4/01/25	BBB-	472,309
765	Total Automobiles				786,934

	Banks – 0.2%

200	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB-	199,400

385	CIT Group Inc., 144A, (3)	5.500%	2/15/19	BB+	400,400

170	CIT Group Inc.	5.000%	8/01/23	BB+	174,250
755	Total Banks				774,050

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Building Products – 0.1%

$300	Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	$286,500

250	Owens Corning Incorporated	4.200%	12/15/22	BBB-	260,889
550	Total Building Products				547,389

	Chemicals – 0.3%

250	Hexion US Finance	6.625%	4/15/20	B3	228,750

500	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BB+	522,500

300	PolyOne Corporation	7.375%	9/15/20	BB	316,500

200	PolyOne Corporation, (3)	5.250%	3/15/23	BB	207,500
1,250	Total Chemicals				1,275,250

	Commercial Services & Supplies – 0.4%

250	Clean Harbors Inc.	5.250%	8/01/20	BB+	255,625

547	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	585,290

500	R.R. Donnelley & Sons Company	7.625%	6/15/20	BB-	571,250
1,297	Total Commercial Services & Supplies				1,412,165

	Construction & Engineering – 0.1%

500	AECOM Technology Corporation, 144A	5.750%	10/15/22	BB-	517,500

	Construction Materials – 0.3%

300	Cemex SAB de CV, 144A	5.700%	1/11/25	BB-	295,950

700	Norbord Inc., 144A	5.375%	12/01/20	Ba2	684,250
1,000	Total Construction Materials				980,200

	Containers & Packaging – 0.0%

175	Graphic Packaging International Inc.	4.875%	11/15/22	BB+	181,563

	Diversified Financial Services – 0.2%

500	Fly Leasing Limited	6.750%	12/15/20	BB	510,625

225	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	230,625
725	Total Diversified Financial Services				741,250

	Diversified Telecommunication Services – 1.0%

200	CenturyLink Inc., (3)	6.750%	12/01/23	BB+	220,250

250	CyrusOne LP Finance	6.375%	11/15/22	B+	265,625

3,060	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,059,590
3,510	Total Diversified Telecommunication Services				3,545,465

	Electric Utilities – 0.2%

570	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	BBB+	615,600

200	FirstEnergy Corporation	4.250%	3/15/23	Baa3	209,340
770	Total Electric Utilities				824,940

	Electronic Equipment, Instruments & Components – 0.1%

200	Anixter Inc.	5.125%	10/01/21	BB+	205,500

Nuveen Investments	43

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services – 0.1%

$500	Regency Energy Partners Finance	6.500%	7/15/21	BB	$523,750

	Food Products – 0.1%

200	JBS Investments GmbH, 144A	7.250%	4/03/24	BB	204,000

	Gas Utilities – 0.1%

250	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	268,125

	Health Care Providers & Services – 1.1%

1,700	Catholic Health Initiatives	1.600%	11/01/17	A+	1,704,976

200	Community Health Systems, Inc., (3)	5.125%	8/01/21	BB	206,000

500	HCA Inc., (3)	4.250%	10/15/19	BBB-	513,750

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,736,923
4,115	Total Health Care Providers & Services				4,161,649

	Hotels, Restaurants & Leisure – 0.2%

200	Aramark Corporation	5.750%	3/15/20	BB-	209,000

400	Wynn Macau Limited, 144A	5.250%	10/15/21	BB	379,000
600	Total Hotels, Restaurants & Leisure				588,000

	Household Durables – 0.4%

450	Brookfield Residential Properties Inc., 144A, (3)	6.500%	12/15/20	BB-	470,250

335	K. Hovnanian Enterprises Inc., 144A	7.250%	10/15/20	Ba3	351,750

400	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	416,000

250	Standard Pacific Corporation	5.875%	11/15/24	B+	256,875
1,435	Total Household Durables				1,494,875

	Independent Power & Renewable Electricity Producers – 0.3%

200	AES Corporation, (3)	5.500%	3/15/24	BB	199,500

500	Calpine Corporation	5.375%	1/15/23	BB-	500,000

300	Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	7.375%	11/01/22	B+	315,375
1,000	Total Independent Power & Renewable Electricity Producers				1,014,875

	Industrial Conglomerates – 0.1%

200	Stena AB, 144A, (3)	7.000%	2/01/24	BB	194,000

	Insurance – 0.1%

500	Genworth Holdings Inc., (3)	4.800%	2/15/24	Ba1	420,625

	Machinery – 0.1%

200	Blueline Rental Finance Corporation, 144A, (3)	7.000%	2/01/19	B+	206,000

	Media – 1.0%

400	Altice S.A, 144A	7.750%	5/15/22	B	406,750

375	CCOH Safari LLC	5.500%	12/01/22	BB-	383,438

200	Charter Communications, CCO Holdings LLC, (3)	5.125%	2/15/23	BB-	202,000

300	Dish DBS Corporation	4.250%	4/01/18	BB-	301,500

44	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$200	Gannett Company Inc.	5.125%	7/15/20	BB+	$208,500

200	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B-	208,000

400	Numericable Group SA, 144A	4.875%	5/15/19	Ba3	398,000

200	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	202,500

200	Sirius XM Radio Inc., 144A	4.250%	5/15/20	BB	198,000

500	Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	528,750

500	WMG Acquisition Group, 144A, (3)	6.000%	1/15/21	B+	510,000
3,475	Total Media				3,547,438

	Metals & Mining – 0.4%

250	ArcelorMittal, (3)	7.000%	2/25/22	Ba1	273,750

250	Coeur d’Alene Mines Corporation, Convertible Bond, (3)	7.875%	2/01/21	B+	213,125

200	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	194,500

475	Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	492,813

225	Steel Dynamics, Inc., 144A	5.500%	10/01/24	BB+	228,094
1,400	Total Metals & Mining				1,402,282

	Oil, Gas & Consumable Fuels – 0.9%

250	Calumet Specialty Products	7.625%	1/15/22	B+	252,500

490	Chesapeake Energy Corporation	6.125%	2/15/21	BB+	496,125

400	Concho Resources Inc., (3)	5.500%	10/01/22	BB+	403,000

175	EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	B-	159,250

250	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	240,000

400	Newfield Exploration Company, (3)	5.375%	1/01/26	BBB-	404,050

500	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	492,500

200	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	201,312

200	Sanchez Energy Corporation, (3)	7.750%	6/15/21	B-	194,000

150	Targa Resources Inc.	4.250%	11/15/23	BB+	144,375

500	Western Refining Inc.	6.250%	4/01/21	B+	497,500
3,515	Total Oil, Gas & Consumable Fuels				3,484,612

	Paper & Forest Products – 0.0%

175	Louisiana Pacific Corporation	7.500%	6/01/20	BB	186,813

	Personal Products – 0.1%

200	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	214,500

	Pharmaceuticals – 0.1%

260	Endo Finance LLC, 144A	5.750%	1/15/22	B+	266,500

250	VP Escrow Corporation, 144A, (3)	6.375%	10/15/20	B1	259,687
510	Total Pharmaceuticals				526,187

	Real Estate Investment Trust – 0.1%

200	CTR Partnership LP/CareTrust Capital Corporation	5.875%	6/01/21	B+	204,000

Nuveen Investments	45

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust (continued)

$200	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc., (3)	4.375%	11/01/18	BBB-	$205,500
400	Total Real Estate Investment Trust				409,500

	Real Estate Management & Development – 0.1%

300	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	288,750

	Road & Rail – 0.0%

175	Hertz Corporation, (3)	7.375%	1/15/21	B	183,750

	Software – 0.1%

400	Open Text Corporation, 144A	5.625%	1/15/23	BB	415,000

	Specialty Retail – 0.3%

500	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	526,250

475	The Men’s Warehouse Inc., 144A, (3)	7.000%	7/01/22	B2	499,937
975	Total Specialty Retail				1,026,187

	Technology Hardware, Storage & Peripherals – 0.2%

250	Hewlett Packard Company	3.750%	12/01/20	A-	262,841

500	NCR Corporation	5.000%	7/15/22	BB	505,000
750	Total Technology Hardware, Storage & Peripherals				767,841

	Trading Companies & Distributors – 0.1%

500	United Rentals North America Inc., (3)	7.375%	5/15/20	BB-	540,313

	Wireless Telecommunication Services – 0.8%

200	Altice Financing SA, 144A	6.625%	2/15/23	BB-	206,000

200	Digicel Limited, 144A	6.000%	4/15/21	B1	190,000

275	Frontier Communications Corporation, (3)	6.250%	9/15/21	BB	275,687

225	Frontier Communications Corporation, (3)	7.625%	4/15/24	BB	234,280

150	Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	150,000

200	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	211,250

200	Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	199,250

200	Softbank Corporation, 144A	4.500%	4/15/20	BB+	204,250

200	Sprint Corporation	7.250%	9/15/21	B+	201,000

200	Sprint Nextel Corporation, 144A, (3)	7.000%	3/01/20	BB	220,500

400	Telecom Italia SpA, 144A, (3)	5.303%	5/30/24	BBB-	419,000

400	T-Mobile USA Inc.	6.731%	4/28/22	BB	421,000
2,850	Total Wireless Telecommunication Services				2,932,217
$38,866	Total Corporate Bonds (cost $39,590,069)				39,650,081

46	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.2%

		Banks – 0.1%

$—	(4)	Bank of America Corporation	7.250%	N/A (5)	BB	$231,400

200		Societe Generale, 144A	1.006%	N/A (5)	BB+	184,000
200		Total Banks				415,400

		Capital Markets – 0.1%

200		Goldman Sachs Capital II	4.000%	N/A (5)	BB+	155,000
$400		Total $1,000 Par (or similar) Institutional Preferred (cost $522,356)				570,400

Principal Amount (000)		Description (1)		Optional Call Provisions (6)	Ratings (2)	Value

		MUNICIPAL BONDS – 0.6%

		Maryland – 0.4%

$1,250		Baltimore County, Maryland, General Obligation Bonds, Taxable Series 2012, 0.951%, 8/01/17		No Opt. Call	AAA	$1,256,175

		Ohio – 0.2%

820		Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16		No Opt. Call	AA+	827,905
$2,070		Total Municipal Bonds (cost $2,070,000)				2,084,080

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 81.0%

$6,077		U.S. Treasury Bonds	3.875%	4/15/29	Aaa	$8,925,807

18,629		U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/17	Aaa	18,960,961

14,645		U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/18	Aaa	14,939,802

3,902		U.S. Treasury Inflation Indexed Obligations	2.125%	1/15/19	Aaa	4,295,970

3,705		U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/19	Aaa	3,773,911

4,928		U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	5,329,791

13,604		U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	14,746,890

17,307		U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	18,578,454

12,454		U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	13,051,884

24,265		U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	24,464,443

15,641		U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	15,801,835

25,328		U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	25,436,520

22,440		U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	23,009,738

17,498		U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	18,225,384

13,410		U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	Aaa	13,405,163

9,820		U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	11,901,674

11,446		U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	11,524,526

6,152		U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	7,291,118

Nuveen Investments	47

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$4,694	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	$5,790,611

1,668	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	1,951,951

1,770	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	2,496,621

4,022	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	5,137,630

4,487	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	5,990,913

5,384	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	7,257,078

11,413	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	11,541,680

5,448	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	5,338,250

1,203	U.S. Treasury Inflation Indexed Obligations	1.375%	2/15/44	Aaa	1,414,391
$281,340	Total U.S. Government and Agency Obligations (cost $291,394,970)				300,582,996

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 4.1%

$3,010	Colony Anerican Homes Trust 2014-1A, 144A	1.400%	5/17/31	Aaa	$2,987,402

2,000	Commercial Mortgage Pass Through Certificates Series 2012-CR4	1.801%	10/15/45	AAA	2,014,090

640	Credit Suisse Commercial Mortgage Trust, 2014-ICE, 144A	1.800%	4/15/27	A-	637,439

730	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	749,141

680	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.368%	5/25/45	Aaa	699,667

2,600	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	2,802,080

103	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1, 144A	3.853%	6/15/43	Aaa	103,229

2,955	JPMorgan JPMBB Commercial Mortgage Securities Trust, Pass Through Certificates, Series 2013-C12	3.664%	7/15/45	AAA	3,184,497

55	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	55,062

2,025	Wells Fargo – Royal Bank of Scotland Commercial Mortgage Trust, Series 2012-C10 A3	2.875%	12/15/45	Aaa	2,081,278
$14,798	Total Asset-Backed and Mortgage-Backed Securities (cost $15,277,462)				15,313,885

Shares	Description (1), (7)				Value

	INVESTMENT COMPANIES – 0.2%

10,500	Blackrock Credit Allocation Income Trust IV				$141,330

5,000	Invesco Dynamic Credit Opportunities Fund				59,850

35,000	Pimco Income Strategy Fund				399,000

5,000	Pioneer Floating Rate Trust				58,150
	Total Investment Companies (cost $667,217)				658,330

48	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.6%

	National – 0.5%

$1,500	Quebec Province	7.500%	7/15/23	Aa2	$2,058,781

	Poland – 0.1%

250	Republic of Poland	6.375%	7/15/19	A2	294,063
$1,750	Total Sovereign Debt (cost $2,263,586)				2,352,844
	Total Long-Term Investments (cost $352,131,860)				361,583,966

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.2%

	Money Market Funds – 2.2%

8,222,600	Mount Vernon Securities Lending Trust Prime Portfolio, (9)	0.222% (8)			$8,222,600
	Total Investments Purchased with Collateral from Securities Lending (cost $8,222,600)				8,222,600

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 2.0%

	Money Market Funds – 2.0%

7,275,705	First American Treasury Obligations Fund, Class Z	0.000% (8)			$7,275,705
	Total Short-Term Investments (cost $7,275,705)				7,275,705
	Total Investments (cost $367,630,165) – 101.7%				377,082,271
	Other Assets Less Liabilities – (1.7)% (10)				(6,129,682)
	Net Assets – 100%				$370,952,589

Investments in Derivatives as of March 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan*	$3,500,000	Receive	3-Month USD-LIBOR-BBA	2.739%	Semi-Annually	11/21/23	$(260,873)	$(261,242)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(817)	6/15	$(98,212,336)	$(165,953)	$(852,854)
U.S. Treasury 10-Year Note	Long	257	6/15	33,128,906	80,313	334,649
U.S. Treasury Long Bond	Long	18	6/15	2,949,750	7,313	67,293
U.S. Treasury Ultra Bond	Long	36	6/15	6,115,500	10,125	134,185
				$(56,018,180)	$(68,202)	$(316,727)
*	The aggregate Notional Amount at Value of long and short positions is $42,194,156 and $(98,212,336), respectively.

Nuveen Investments	49

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$75,100	$—	$—	$75,100
$25 Par (or similar) Retail Preferred	296,250	—	—	296,250
Corporate Bonds	—	39,650,081	—	39,650,081
$1,000 Par (or similar) Institutional Preferred	231,400	339,000	—	570,400
Municipal Bonds	—	2,084,080	—	2,084,080
U.S. Government and Agency Obligations	—	300,582,996	—	300,582,996
Asset-Backed and Mortgage-Backed Securities	—	15,313,885	—	15,313,885
Investment Companies	658,330	—	—	658,330
Sovereign Debt	—	2,352,844	—	2,352,844
Investments Purchased with Collateral from Securities Lending	8,222,600	—	—	8,222,600
Short-Term Investments:
Money Market Funds	7,275,705	—	—	7,275,705
Investments in Derivatives:
Interest Rate Swaps*	—	(261,242)	—	(261,242)
Futures Contracts*	(316,727)	—	—	(316,727)
Total	$16,442,658	$360,061,643	$—	$376,504,302
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $368,332,170.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$11,821,082
Depreciation	(3,070,982)
Net unrealized appreciation (depreciation) of investments	$8,750,100

50	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,028,400.

(4)	Principal Amount (000) rounds to less than $1,000.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(7)	A copy of the most recent financial statements for these investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	51

Nuveen Intermediate Government Bond Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 93.4%

	CORPORATE BONDS – 0.5%

	Health Care Providers & Services – 0.5%

$400	Catholic Health Initiatives	1.600%	11/01/17	A+	$401,171
$400	Total Corporate Bonds (cost $399,884)				401,171

Principal Amount (000)	Description (1)	Optional Call Provisions (3)		Ratings (2)	Value

	MUNICIPAL BONDS – 3.3%

	Maryland – 0.7%

$570	Baltimore County, Maryland, General Obligation Bonds, Taxable Series 2012, 0.554%, 8/01/15	No Opt. Call		AAA	$570,661

	Louisiana – 0.6%

500	Louisiana Local Government Environmental Facilities and Community Development Authority, System Restoration Revenue Bonds, Louisiana Utilities Restoration Corporation Project/EGSL, Series 2010, 3.220%, 2/01/21	No Opt. Call		AAA	519,835

	Ohio – 2.0%

145	Akron, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2014B, 0.950%, 12/01/16	No Opt. Call		AA–	145,286

345	Columbus, Ohio, General Obligation Bonds, Various Purpose, Taxable Series 2014C, 3.000%, 2/15/19	No Opt. Call		AAA	365,966

285	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16	No Opt. Call		AA+	287,747

845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured	No Opt. Call		AA+	888,965
1,620	Total Ohio				1,687,964
$2,690	Total Municipal Bonds (cost $2,771,587)				2,778,460

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 47.2%

$340	Fannie Mae Notes	1.000%	4/30/18	Aaa	$337,550

1,000	Fannie Mae Notes	1.250%	9/27/18	Aaa	1,001,237

940	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.500%	8/23/16	Aaa	940,856

865	Federal Farm Credit Banks, Consolidated Systemwide Notes	4.875%	1/17/17	Aaa	930,856

360	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.750%	4/01/21	Aaa	356,693

885	Federal Home Loan Bank Bonds	2.000%	9/09/16	Aaa	904,409

935	Federal Home Loan Bank Bonds	0.625%	10/14/16	Aaa	936,286

795	Federal Home Loan Bank Bonds, (4)	0.625%	11/23/16	Aaa	795,759

52	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$1,500	Federal Home Loan Bank Bonds, (4)	0.875%	3/10/17	Aaa	$1,507,517

1,080	Federal Home Loan Bank Bonds, (4)	4.125%	3/13/20	Aaa	1,215,416

800	Federal Home Loan Bank Bonds	1.875%	3/13/20	Aaa	816,888

775	Federal Home Loan Bank Bonds, (4)	1.875%	12/09/22	Aaa	759,418

955	Federal Home Loan Bank Bonds	2.875%	6/14/24	Aaa	999,547

2,260	Federal Home Loan Bank Bonds	2.875%	9/13/24	Aaa	2,370,259

375	Federal Home Loan Bank Bonds	2.375%	3/14/25	Aaa	374,282

735	Federal Home Loan Banks, Discount Notes	2.220%	3/28/23	Aaa	738,935

535	Federal National Mortgage Association	0.000%	10/09/19	Aaa	491,619

710	FICO STRIPS, (I/O)	0.000%	5/02/17	Aaa	700,386

250	Financing Corporation	9.400%	2/08/18	Aaa	308,553

880	Freddie Mac Reference Notes, (4)	0.875%	3/07/18	Aaa	878,586

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	306,375

560	Freddie Mac Reference Notes	1.250%	10/02/19	Aaa	555,335

590	Freddie Mac Reference Notes	2.375%	1/13/22	Aaa	610,117

530	Tennessee Valley Authority	3.875%	2/15/21	Aaa	591,813

640	U.S. Treasury Bonds	8.875%	8/15/17	Aaa	763,900

500	U.S. Treasury Bonds, (4)	8.875%	2/15/19	Aaa	648,399

325	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	448,373

535	U.S. Treasury Bonds	7.250%	8/15/22	Aaa	743,232

2,264	U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	2,280,068

320	U.S. Treasury Notes, (4)	3.125%	5/15/19	Aaa	344,250

2,150	U.S. Treasury Notes	0.625%	11/30/17	Aaa	2,140,929

605	U.S. Treasury Notes	2.250%	7/31/18	Aaa	629,484

780	U.S. Treasury Notes	1.500%	8/31/18	Aaa	792,005

730	U.S. Treasury Notes	1.500%	11/30/19	Aaa	735,589

1,870	U.S. Treasury Notes	2.000%	11/30/20	Aaa	1,918,504

1,000	U.S. Treasury Notes	2.000%	2/28/21	Aaa	1,024,375

745	U.S. Treasury Notes	2.000%	11/15/21	Aaa	761,704

1,185	U.S. Treasury Notes	2.000%	2/15/22	Aaa	1,209,441

1,365	U.S. Treasury Notes	1.750%	5/15/23	Aaa	1,357,641

2,435	U.S. Treasury Notes, (4)	2.750%	11/15/23	Aaa	2,611,157

265	U.S. Treasury Notes	2.375%	8/15/24	Aaa	275,476

1,145	U.S. Treasury Securities, STRIPS	0.000%	2/15/22	Aaa	1,012,270
$37,784	Total U.S. Government and Agency Obligations (cost $38,090,032)				39,125,489

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 42.4%

$551	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$584,086

647	321 Henderson Receivables LLC., Series 2010-1A	5.560%	7/15/59	Aaa	745,510

Nuveen Investments	53

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$500	Barclays Dryrock Issuance Trust 2014-1	0.535%	12/16/19	AAA	$499,355

405	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	405,359

805	Colony American Homes Trust 2014-1A	1.327%	5/17/31	Aaa	799,240

305	Commercial Mortgage Pass-Through Certificates 2012-CR2 A1	0.824%	8/17/45	Aaa	305,485

330	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	332,325

280	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	287,342

476	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	486,715

900	Fannie Mae Alternative Credit Enhanced Securities	1.637%	11/25/17	Aaa	910,434

1,098	Fannie Mae Alternative Credit Enhanced Securities	0.427%	12/25/17	Aaa	1,098,727

900	Fannie Mae Alternative Credit Enhanced Securities	2.171%	9/25/19	Aaa	920,670

442	Fannie Mae Connecticut Avenue Securities , Series 2014-C02	1.124%	5/28/24	Aaa	441,067

136	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	155,978

87	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	98,841

95	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	109,152

67	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	70,384

67	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	69,295

110	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	115,618

850	Fannie Mae Mortgage Pool 467749	3.240%	4/01/16	Aaa	865,952

18	Fannie Mae Mortgage Pool 580516	5.500%	4/01/16	Aaa	19,181

91	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	105,968

271	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	324,071

44	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	49,338

29	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	29,965

78	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	82,169

160	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	169,982

230	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	260,461

391	Fannie Mae Mortgage Pool 819652	2.415%	3/01/35	Aaa	418,210

136	Fannie Mae Mortgage Pool 848390	1.961%	12/01/35	Aaa	142,479

205	Fannie Mae Mortgage Pool 886034	2.695%	7/01/36	Aaa	220,517

95	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	109,777

722	Fannie Mae Mortgage Pool 890310, (WI/DD)	4.500%	12/01/40	Aaa	789,517

261	Fannie Mae Mortgage Pool 913187	2.450%	4/01/37	Aaa	279,631

574	Fannie Mae Mortgage Pool 914224	2.360%	3/01/37	Aaa	613,490

195	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	237,347

151	Fannie Mae Mortgage Pool 995949	2.450%	9/01/36	Aaa	161,120

642	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	688,574

769	Fannie Mae Mortgage Pool AD0486	2.348%	4/01/34	Aaa	821,689

183	Fannie Mae Mortgage Pool AD0706	2.314%	3/01/38	Aaa	195,073

54	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$1,021	Fannie Mae Mortgage Pool AE0949	4.000%	2/01/41	Aaa	$1,094,671

1,079	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	1,136,042

407	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	428,063

331	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	331,914

342	Fannie Mae REMIC Pass-Through Certificates 2002-W1 2A	6.491%	2/25/42	Aaa	402,803

429	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.374%	7/25/24	Aaa	429,418

546	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	N/R	562,811

28	FDIC Trust 2012-C1	0.841%	5/25/35	N/R	28,213

21	Federal Home Loan Mortgage Corporation, REMIC	3.250%	3/15/18	Aaa	20,684

759	Federal Home Loan Mortgage Corporation, REMIC	0.425%	11/15/42	Aaa	756,662

363	Freddie Mac Gold Pool 1H1396	2.375%	5/01/37	Aaa	388,028

489	Freddie Mac Gold Pool 780836	2.343%	9/01/33	Aaa	522,092

317	Freddie Mac Gold Pool 848193	2.330%	3/01/36	Aaa	337,719

663	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	696,407

1,105	Freddie Mac Gold Pool C09004	3.500%	7/01/42	Aaa	1,160,487

22	Freddie Mac Mortgage Pool, Various C35768	7.500%	1/01/30	Aaa	23,612

56	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	65,524

139	Freddie Mac Mortgage Pool, Various G01244	6.500%	3/01/31	Aaa	164,084

685	Freddie Mac Mortgage Pool G08566, (WI/DD)	3.500%	1/01/44	Aaa	718,660

770	Freddie Mac Mortgage Pool G08631, (WI/DD)	3.000%	3/01/45	Aaa	786,311

689	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	722,232

565	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701	2.776%	6/26/17	Aaa	577,197

702	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715	2.059%	3/25/20	Aaa	716,014

408	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01	0.521%	4/25/19	Aaa	407,637

804	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	832,086

460	Freddie Mac Structured Pass-Through Certificates, Series K-501	1.655%	11/25/16	Aaa	465,061

630	Freddie Mac Structured Pass-Through Certificates, Series K-502 A2	1.426%	8/25/17	AAA	636,687

55	Government National Mortgage Association Pool 3120	6.500%	8/20/31	Aaa	65,720

25	Government National Mortgage Association Pool 347332	7.500%	12/15/22	Aaa	25,462

5	Government National Mortgage Association Pool 455304	7.000%	9/15/27	Aaa	5,718

451	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	492,264

66	Government National Mortgage Association Pool 570134	7.500%	12/15/31	Aaa	68,930

675	Government National Mortgage Association Pool 633605	6.000%	9/15/34	Aaa	791,444

147	Government National Mortgage Association Pool 780825	6.500%	7/15/28	Aaa	174,069

12	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A3	11,811

734	Invitation Homes Trust 2013-SFR1	1.400%	12/17/30	Aaa	731,387

565	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	569,612

625	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	0.825%	5/17/46	Aaa	623,775

Nuveen Investments	55

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

$299	National Credit Union Administration Guaranteed Structured Collateral Notes	1.600%		10/29/20	AAA	$299,219

400	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%		1/15/37	A+	419,312

29	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%		2/25/41	AAA	29,132

43	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%		8/10/15	N/R	43,489

383	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%		2/01/18	N/R	411,591

456	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%		3/10/20	N/R	480,793

505	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	N/R	529,305
$33,601	Total Asset-Backed and Mortgage-Backed Securities (cost $33,906,792)					35,204,246
	Total Long-Term Investments (cost $75,168,295)					77,509,366

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.3%

	Money Market Funds – 6.3%

5,193,876	Mount Vernon Securities Lending Trust Prime Portfolio, (6)	0.222%	(5)			$5,193,876
	Total Investments Purchased with Collateral from Securities Lending (cost $5,193,876)					5,193,876

Shares	Description (1)	Coupon				Value

	SHORT-TERM INVESTMENTS – 5.1%

	Money Market Funds – 5.1%

4,191,612	First American Treasury Obligations Fund, Class Z	0.000%	(5)			$4,191,612
	Total Short-Term Investments (cost $4,191,612)					4,191,612
	Total Investments (cost $84,553,783) – 104.8%					86,894,854
	Other Assets Less Liabilities– (4.8)% (7)					(3,967,352)
	Net Assets – 100%					$82,927,502

Investments in Derivatives as of March 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(34)	6/15	$(7,451,313)	$(4,781)	$(22,891)
U.S. Treasury 5-Year Note	Short	(108)	6/15	(12,982,781)	(21,938)	(116,163)
U.S. Treasury 10-Year Note	Long	81	6/15	10,441,406	25,313	102,437
U.S. Treasury Long Bond	Long	3	6/15	491,625	1,219	10,891
				$(9,501,063)	$(187)	$(25,726)
*	The aggregate Notional Amount at Value of long and short positions is $10,933,031 and $(20,434,094), respectively.

56	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$401,171	$—	$401,171
Municipal Bonds	—	2,778,460	—	2,778,460
U.S. Government and Agency Obligations	—	39,125,489	—	39,125,489
Asset-Backed and Mortgage-Backed Securities	—	35,204,246	—	35,204,246
Investments Purchased with Collateral from Securities Lending	5,193,876	—	—	5,193,876
Short-Term Investments:
Money Market Funds	4,191,612	—	—	4,191,612
Investments in Derivatives:
Futures Contracts*	(25,726)	—	—	(25,726)
Total	$9,359,762	$77,509,366	$—	$86,869,128
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $84,553,783.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$2,373,241
Depreciation	(32,170)
Net unrealized appreciation (depreciation) of investments	$2,341,071

Nuveen Investments	57

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,057,875.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(I/O)	Interest only security.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

58	Nuveen Investments

Nuveen Short Term Bond Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	CORPORATE BONDS – 44.8%

	Airlines – 1.1%

$2,250	American Airlines Pass-Through Trust 2013-2C, 144A	6.000%	1/15/17	BB–	$2,283,750

2,197	Delta Air Lines Pass-Through Certificates Series 2012-1A	4.750%	5/07/20	A	2,369,668

1,633	Delta Air Lines Pass-Through Certificates, Series 2012-1B, 144A, (3)	6.875%	5/07/19	BBB–	1,809,020

1,835	Delta Airlines	5.300%	4/15/19	A	1,995,255

989	US Airways Pass-Through Trust	7.076%	3/20/21	A–	1,088,130
8,904	Total Airlines				9,545,823

	Auto Components – 0.3%

853	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB–	914,843

1,965	Schaeffler Holding Finance BV, 144A	6.250%	11/15/19	B1	2,077,988
2,818	Total Auto Components				2,992,831

	Automobiles – 0.6%

2,000	Chrysler GP/CG Company	8.000%	6/15/19	B1	2,097,500

3,000	Volkswagen Group of America Finance LLC, 144A	1.600%	11/20/17	A	3,026,256
5,000	Total Automobiles				5,123,756

	Banks – 8.8%

2,250	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A	2,343,789

3,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	3,073,317

11,080	Bank of America Corporation	5.650%	5/01/18	A	12,290,689

3,305	Bank of Nova Scotia	1.375%	12/18/17	Aa2	3,307,244

3,615	Barclays Bank PLC	5.000%	9/22/16	A	3,820,600

3,525	BB&T Corporation	1.450%	1/12/18	A+	3,531,119

1,250	CIT Group Inc.	3.875%	2/19/19	BB+	1,237,500

7,390	Citigroup Inc.	6.125%	11/21/17	A	8,210,933

2,000	Credit Agricole SA, 144A, (3)	3.000%	10/01/17	A	2,068,460

2,000	Fifth Third Bancorp.	4.500%	6/01/18	A–	2,139,130

1,330	General Electric Capital Corporation	2.300%	4/27/17	AA+	1,364,609

8,600	General Electric Capital Corporation	5.625%	5/01/18	AA+	9,656,415

2,000	HSBC USA Inc.	1.625%	1/16/18	AA–	2,000,050

1,500	ING Bank NV, 144A	3.750%	3/07/17	A+	1,568,292

7,000	JPMorgan Chase & Company	6.000%	1/15/18	A+	7,829,752

3,000	KeyCorp.	2.300%	12/13/18	A–	3,048,225

2,000	Nordea Bank AB, 144A	3.125%	3/20/17	AA–	2,073,860

2,000	Societe Generale	2.750%	10/12/17	A	2,059,680

Nuveen Investments	59

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$6,105	Wells Fargo & Company, (3)	2.125%	4/22/19	AA–	$6,179,231
72,950	Total Banks				77,802,895

	Beverages – 0.5%

2,235	Anheuser-Busch Companies Inc.	5.050%	10/15/16	A	2,379,350

2,000	Heineken NV, 144A	1.400%	10/01/17	BBB+	2,009,854
4,235	Total Beverages				4,389,204

	Biotechnology – 0.2%

1,900	Celgene Corporation	2.300%	8/15/18	BBB+	1,927,461

	Capital Markets – 3.4%

2,840	Deutsche Bank AG London	2.500%	2/13/19	A+	2,882,776

12,030	Goldman Sachs Group, Inc.	6.150%	4/01/18	A	13,524,619

7,800	Morgan Stanley	5.950%	12/28/17	A	8,647,798

2,250	Nomura Holdings Incorporated	2.000%	9/13/16	BBB+	2,271,134

3,000	UBS AG Stamford	1.800%	3/26/18	A	3,008,325
27,920	Total Capital Markets				30,334,652

	Chemicals – 1.3%

2,215	Eastman Chemical Company	2.400%	6/01/17	BBB	2,261,449

2,635	Ecolab Inc.	1.450%	12/08/17	BBB+	2,634,360

1,665	Ineos Group Holdings SA, 144A, (3)	6.125%	8/15/18	B–	1,673,325

2,000	Petrologistics LP Finance Corporation	6.250%	4/01/20	AA–	2,142,500

2,750	Sherwin-Williams Company	1.350%	12/15/17	A–	2,754,089
11,265	Total Chemicals				11,465,723

	Commercial Services & Supplies – 0.5%

2,000	ERAC USA Finance LLC, 144A	2.800%	11/01/18	BBB+	2,057,894

1,815	Waste Management Inc.	2.600%	9/01/16	A–	1,848,215
3,815	Total Commercial Services & Supplies				3,906,109

	Consumer Finance – 1.7%

505	Ally Financial Inc.	5.500%	2/15/17	BB+	525,200

2,000	Ally Financial Inc., (3)	3.500%	1/27/19	BB+	1,975,000

4,070	American Express Company	1.550%	5/22/18	A+	4,069,508

2,050	Capital One Financial Corporation	6.150%	9/01/16	BBB+	2,184,179

2,000	First Data Corporation, 144A	7.375%	6/15/19	BB	2,090,000

2,000	Ford Motor Credit Company	1.500%	1/17/17	BBB–	2,004,226

2,000	Navient Corp.	5.000%	10/26/20	BB	1,962,500
14,625	Total Consumer Finance				14,810,613

	Diversified Financial Services – 0.7%

2,570	BNP Paribas, (3)	2.700%	8/20/18	A+	2,649,261

1,000	Rabobank Nederland Utrecht	3.375%	1/19/17	Aa2	1,042,203

60	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$1,500	Rabobank Nederland, (3)	2.250%	1/14/19	Aa2	$1,525,772

1,000	Synchrony Financial	1.875%	8/15/17	BBB–	1,000,809
6,070	Total Diversified Financial Services				6,218,045

	Diversified Telecommunication Services – 1.3%

2,300	AT&T, Inc., (3)	1.400%	12/01/17	A–	2,287,842

3,420	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,419,542

4,730	Verizon Communications, (3)	3.650%	9/14/18	A–	5,029,646

1,000	Verizon Communications	2.021%	9/14/18	A–	1,043,028
11,450	Total Diversified Telecommunication Services				11,780,058

	Electric Utilities – 0.2%

1,500	FirstEnergy Corporation	2.750%	3/15/18	Baa3	1,536,137

	Electrical Equipment – 0.1%

1,000	ABB Finance USA Inc.	1.625%	5/08/17	A	1,010,413

	Energy Equipment & Services – 0.8%

750	Drill Rigs Holdings Inc., 144A, (3)	6.500%	10/01/17	B	600,000

2,775	Nabors Industries Inc.	6.150%	2/15/18	BBB	2,963,575

2,000	Regency Energy Partners Finance	6.500%	7/15/21	BB	2,095,000

1,500	SESI, LLC	7.125%	12/15/21	BBB–	1,515,000
7,025	Total Energy Equipment & Services				7,173,575

	Food & Staples Retailing – 0.5%

1,340	CVS Caremark Corporation	2.250%	12/05/18	BBB+	1,370,052

3,050	Walgreens Boots Alliance, Inc.	1.750%	11/17/17	BBB	3,077,706
4,390	Total Food & Staples Retailing				4,447,758

	Food Products – 1.1%

2,500	Bunge Limited Finance Company	3.200%	6/15/17	Baa2	2,576,658

2,500	Mondelez International Inc.	2.250%	2/01/19	Baa1	2,528,080

2,500	Tyson Foods	2.650%	8/15/19	BBB	2,559,870

2,000	Wm. Wrigley Jr. Company, 144A	2.900%	10/21/19	A–	2,062,112
9,500	Total Food Products				9,726,720

	Gas Utilities – 0.5%

2,238	AmeriGas Finance LLC, (3)	6.750%	5/20/20	Ba2	2,355,495

2,000	Ferrellgas LP	8.625%	6/15/20	B–	2,065,000
4,238	Total Gas Utilities				4,420,495

	Health Care Equipment & Supplies – 0.4%

3,260	Becton Dickinson & Company	1.800%	12/15/17	BBB+	3,284,978

	Health Care Providers & Services – 1.8%

3,000	Aetna Inc.	1.500%	11/15/17	A	3,014,550

Nuveen Investments	61

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$3,000	Cardinal Health Inc.	2.400%	11/15/19	A–	$3,035,895

2,000	Community Health Systems, Inc., (3)	5.125%	8/15/18	BB	2,062,500

1,000	HCA Inc., (3)	4.250%	10/15/19	BBB–	1,027,500

3,170	Quest Diagnostics Inc.	6.400%	7/01/17	BBB+	3,563,952

1,750	Wellpoint Inc.	1.875%	1/15/18	A–	1,759,730

1,500	Zoetis Incorporated	1.875%	2/01/18	Baa2	1,500,855
15,420	Total Health Care Providers & Services				15,964,982

	Hotels, Restaurants & Leisure – 0.2%

1,915	MGM Resorts International Inc., (3)	6.750%	10/01/20	BB	2,053,838

	Household Durables – 0.2%

1,970	Lennar Corporation	4.500%	11/15/19	BB+	2,024,175

	Household Products – 0.4%

3,397	Federated Retail Holdings Inc., Macy’s Inc.	5.900%	12/01/16	BBB+	3,664,391

	Independent Power & Renewable Electricity Producers – 0.7%

2,000	AES Corporation	8.000%	10/15/17	BB	2,312,500

2,000	Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	6.750%	11/01/19	B+	2,070,000

1,966	GenOn Energy Inc.	7.875%	6/15/17	B	1,956,170
5,966	Total Independent Power & Renewable Electricity Producers				6,338,670

	Insurance – 1.4%

3,380	AFLAC Insurance	2.650%	2/15/17	A	3,484,364

2,736	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	2,953,173

2,700	Prudential Financial Inc.	6.000%	12/01/17	A	3,014,083

1,000	Security Benefit Life Insurance Company, 144A	8.750%	5/15/16	BBB	1,068,562

2,000	White Mountains Insurance Group, 144A	6.375%	3/20/17	BBB	2,161,232
11,816	Total Insurance				12,681,414

	Internet & Catalog Retail – 0.3%

2,695	Amazon.com Incorporated	1.200%	11/29/17	AA–	2,695,447

	Life Sciences Tools & Services – 0.3%

2,520	Thermo Fischer Scientific Inc.	1.300%	2/01/17	BBB	2,521,386

	Machinery – 0.2%

1,500	Blueline Rental Finance Corporation, 144A, (3)	7.000%	2/01/19	B+	1,545,000

	Media – 2.1%

2,600	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	2,896,657

4,000	Comcast Corporation, (3)	5.875%	2/15/18	A–	4,506,500

3,370	DIRECTV Holdings LLC, (3)	2.400%	3/15/17	BBB	3,430,471

1,600	Discovery Communications Inc.	5.625%	8/15/19	BBB	1,814,810

2,000	Dish DBS Corporation	4.250%	4/01/18	BB–	2,010,000

62	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$970	Harron Communications Finance, 144A	9.125%	4/01/20	BB–	$1,062,150

2,000	Numericable Group SA, 144A	4.875%	5/15/19	Ba3	1,990,000

1,000	Thomson Reuters Corporation	1.300%	2/23/17	BBB+	1,001,138
17,540	Total Media				18,711,726

	Metals & Mining – 1.5%

2,242	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc.	6.125%	6/15/19	BBB	2,369,792

2,500	Nucor Corporation	5.850%	6/01/18	A	2,794,070

1,735	Rio Tinto Finance USA PLC	1.625%	8/21/17	A–	1,744,558

2,000	Teck Resources Limited	3.850%	8/15/17	BBB	2,063,314

1,175	Vale Overseas Limited	6.250%	1/11/16	BBB+	1,214,844

2,500	Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB	2,577,370
12,152	Total Metals & Mining				12,763,948

	Multi-Utilities – 0.3%

2,665	Sempra Energy	2.300%	4/01/17	BBB+	2,718,292

	Oil, Gas & Consumable Fuels – 3.9%

3,240	Anadarko Petroleum Corporation	5.950%	9/15/16	BBB	3,456,387

1,000	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB	1,112,631

2,145	Calumet Specialty Products, 144A	6.500%	4/15/21	B+	2,080,650

3,000	Canadian Natural Resources Limited	1.750%	1/15/18	BBB+	2,985,141

2,000	CNOOC Finance 2014 ULC	1.625%	4/30/17	AA–	1,995,380

3,000	Marathon Petroleum Corporation	3.500%	3/01/16	BBB	3,065,508

2,240	Petrobras International Finance Company	3.500%	2/06/17	BBB–	2,096,304

4,345	Phillips 66	2.950%	5/01/17	A3	4,493,936

1,965	Sabine Pass Liquefaction LLC, (3)	5.625%	2/01/21	BB+	1,977,890

3,000	Sinopec Group Overseas Development 2014 Limited, 144A	1.009%	4/10/17	AA–	2,995,815

2,085	Spectra Energy Partners LP	2.950%	9/25/18	BBB	2,149,289

1,500	Targa Resources Inc., 144A	5.000%	1/15/18	BB+	1,545,000

2,000	Tesoro Logistics LP Finance Corporation, 144A	5.500%	10/15/19	BB	2,060,000

2,000	Whiting Petroleum Corporation	5.000%	3/15/19	BB	1,965,000
33,520	Total Oil, Gas & Consumable Fuels				33,978,931

	Pharmaceuticals – 0.9%

3,540	McKesson Corporation	1.292%	3/10/17	BBB+	3,543,597

2,000	Merck & Company Inc.	1.300%	5/18/18	AA	2,002,200

2,000	Mylan Inc.	1.350%	11/29/16	BBB–	1,997,440

500	VRX Escrow Corp., 144A	5.375%	3/15/20	B1	504,375
8,040	Total Pharmaceuticals				8,047,612

	Real Estate Investment Trust – 1.6%

2,000	American Tower Company	4.500%	1/15/18	BBB	2,146,958

Nuveen Investments	63

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust (continued)

$2,000	First Industrial Realty Trust	5.950%	5/15/17	BBB–	$2,164,268

1,395	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc., (3)	4.375%	11/01/18	BBB–	1,433,363

2,000	Prologis LP	4.500%	8/15/17	BBB+	2,141,266

2,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A, (3)	4.500%	4/15/19	B	2,025,000

2,605	Realty Income Corporation	2.000%	1/31/18	BBB+	2,629,344

2,000	Ventas Realty LP	2.000%	2/15/18	BBB+	2,019,244
14,000	Total Real Estate Investment Trust				14,559,443

	Software – 1.2%

3,130	CA Inc.	2.875%	8/15/18	BBB+	3,209,380

1,755	Computer Sciences Corporation	6.500%	3/15/18	BBB+	1,939,659

3,460	Symantec Corporation	2.750%	6/15/17	BBB	3,522,107

2,000	Total System Services Inc.	2.375%	6/01/18	BBB+	2,011,564
10,345	Total Software				10,682,710

	Specialty Retail – 0.6%

3,000	AutoZone Inc., (3)	6.950%	6/15/16	Baa1	3,203,094

2,250	Best Buy Co., Inc., (3)	5.000%	8/01/18	Baa2	2,368,125
5,250	Total Specialty Retail				5,571,219

	Technology Hardware, Storage & Peripherals – 1.3%

4,000	Apple Inc., (3)	2.100%	5/06/19	AA+	4,089,616

2,960	EMC Corporation	1.875%	6/01/18	A1	2,994,602

3,510	Hewlett Packard Company	3.000%	9/15/16	A–	3,602,611

1,000	Seagate HDD Cayman	3.750%	11/15/18	BBB–	1,042,178
11,470	Total Technology Hardware, Storage & Peripherals				11,729,007

	Tobacco – 0.6%

2,000	BAT International Finance PLC, 144A	2.125%	6/07/17	A–	2,032,730

3,000	Lorillard Tobacco, (3)	2.300%	8/21/17	Baa2	3,029,244
5,000	Total Tobacco				5,061,974

	Trading Companies & Distributors – 0.3%

2,000	United Rentals North America Inc.,	8.375%	9/15/20	B	2,150,600

	Transportation Infrastructure – 0.5%

2,655	Asciano Finance, 144A	5.000%	4/07/18	BBB	2,855,017

1,200	Aviation Capital Group Corporation, 144A	3.875%	9/27/16	BBB–	1,225,570
3,855	Total Transportation Infrastructure				4,080,587

	Wireless Telecommunication Services – 0.5%

2,000	America Movil S.A. de C.V.	2.375%	9/08/16	A2	2,032,780

2,000	Viacom Inc.	6.250%	4/30/16	BBB+	2,118,896
4,000	Total Wireless Telecommunication Services				4,151,676
$378,901	Total Corporate Bonds (cost $392,875,634)				395,594,274

64	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.2%

	Leisure Products – 0.2%

$2,000	Hasbro Inc.	6.300%	9/15/17	BBB+	$2,213,326
$2,000	Total Convertible Bonds (cost $2,168,085)				2,213,326

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.4%

	Banks – 0.4%

$3,000	Citigroup Inc.	8.400%	N/A (4)	BB+	$3,418,500
$3,000	Total $1,000 Par (or similar) Institutional Preferred (cost $3,465,834)				3,418,500

Principal Amount (000)	Description (1)	Optional Call Provisions (5)		Ratings (2)	Value

	MUNICIPAL BONDS – 1.8%

	Arizona – 0.2%

$2,000	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Subordinate Series 2011, 2.828%, 7/01/15	No Opt. Call		AA	$2,010,500

	California – 0.1%

1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17	No Opt. Call		Aa3	1,110,309

	Guam – 0.3%

	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2:
1,155	2.933%, 1/01/17	No Opt. Call		A	1,160,925
1,190	3.301%, 1/01/18	No Opt. Call		A	1,192,166
2,345	Total Guam				2,353,091

	Massachusetts – 0.3%

400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRAC Project, Taxable Series 2011B, 3.230%, 7/01/15	No Opt. Call		A	402,600

2,750	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-2, 1.185%, 11/01/17	No Opt. Call		Aa2	2,764,025
3,150	Total Massachusetts				3,166,625

	Nevada – 0.3%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011B, 3.176%, 6/01/17	No Opt. Call		AA+	2,611,150

	Ohio – 0.2%

1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured	No Opt. Call		AA+	1,546,484

	Pennsylvania – 0.2%

1,500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Taxable Series 2012B, 4.120%, 5/01/16	No Opt. Call		Baa2	1,522,680

Nuveen Investments	65

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (5)		Ratings (2)	Value

	Texas – 0.2%

$1,500	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, Learjet Inc., Series 2001A-1, 6.150%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00		B1	$1,507,290
$15,480	Total Municipal Bonds (cost $15,594,690)				15,828,129

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.4%

$9,000	U.S. Treasury Notes	0.375%	6/15/15	Aaa	$9,005,625

10,000	U.S. Treasury Notes	0.375%	5/31/16	Aaa	10,003,120

10,000	U.S. Treasury Notes	0.875%	11/30/16	Aaa	10,067,970

10,000	U.S. Treasury Notes	0.625%	8/31/17	Aaa	9,982,030
$39,000	Total U.S. Government and Agency Obligations (cost $38,993,643)				39,058,745

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 46.6%

$620	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1	6.500%	5/15/29	AA	$679,390

2,500	American Express Credit Card Trust 2012-2	0.680%	3/15/18	AAA	2,501,975

3,769	American Homes 4 Rent, Series 2014-SFR1	1.250%	6/17/31	Aaa	3,728,045

5,170	American Tower Company, 144A	1.551%	3/15/43	Aaa	5,159,712

4,446	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,437,219

7,177	AmeriCredit Automobile Receivables Trust 2014-1	0.570%	7/10/17	AAA	7,173,251

483	Amortizing Residential Collateral Trust Series 2002-BC4 M1	1.224%	7/25/32	Baa3	470,819

1,892	Amortizing Residential Collateral Trust, Series 2002-BC7	0.934%	10/25/32	AA+	1,748,366

557	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	559,449

4,290	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/15/18	AAA	4,323,518

3,000	Cabela’s Master Credit Card Trust, Series 2011-A2	0.705%	2/18/20	AAA	3,008,778

1,061	California Republic Auto Receivables Trust 2013-2	1.230%	3/15/19	Aaa	1,063,973

3,250	California Republic Auto Receivables Trust, Series 2015-1	1.330%	4/15/19	AAA	3,263,280

571	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	1.650%	7/17/17	Aa1	571,167

1,868	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	1,869,716

3,260	CIT Mortgage Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-1	1.624%	10/25/37	BB	3,097,404

4,830	CitiBank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	AAA	5,351,312

173	Citicorp Mortgage Securities I, REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Ba3	173,161

331	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Caa1	337,113

66	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$8,181	Colony American Homes Trust 2014-1A	1.327%	5/17/31	Aaa	$8,119,106

6,300	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA	1.925%	6/15/34	AA	6,285,296

4,470	Commercial Mortgage Trust 2014-BBG	0.975%	3/15/29	AAA	4,388,490

2,863	Consumer Credit Origination Loan Trust, Series 2015-1	2.820%	3/15/21	Baa3	2,873,892

8,210	Consumers Securitization Funding LLC, Series 2014-A	1.334%	11/01/20	AAA	8,218,456

675	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	609,621

2,165	Countrywide Asset Backed Certificates 2005-3	5.308%	3/25/33	BB	2,190,012

2,637	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	2,620,948

176	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.401%	2/25/34	A	169,859

827	Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.334%	10/25/47	B3	821,452

1,900	Credit Suisse Commercial Mortgage Trust, 2014-ICE	1.800%	4/15/27	A–	1,892,396

2,500	Credit Suisse Commercial Mortgage Trust, Pass-Through Certificates Series 2007-4	5.903%	9/16/39	BB+	2,706,845

5,906	Credit Suisse Commercial Mortgage Trust, Series 2013-6	2.500%	7/25/28	AAA	5,961,747

497	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	528,212

3,721	Credit-Based Asset Servicing and Securitization Pool 2007-SP1	6.020%	12/25/37	A+	3,893,971

2,405	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,468,059

4,000	Discover Card Master Trust 2013-A1	0.475%	8/17/20	AAA	3,995,592

2,500	Drive Auto Receivables Trust, Series 2015-AA	1.010%	11/15/17	AAA	2,499,750

6,000	Dryrock Issuance Trust 2013-1	0.515%	7/16/18	AAA	6,001,956

7,067	DT Auto Owner Trust, Series 2014-3A	0.980%	4/16/18	AAA	7,064,606

7,038	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	7,200,243

4,372	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	4,431,495

37	Equivantage Acceptance Corporation, Home Equity Loan Asset-Backed Certificates, Series 1996-4	7.250%	1/25/28	N/R	37,182

2,133	Extended Stay America Trust 2013-ESFL	0.973%	12/05/31	AAA	2,129,590

4,435	Extended Stay America Trust 2013-ESFL	0.873%	12/05/31	AAA	4,416,759

979	Fannie Mae Alternative Credit Enhanced Securities	2.210%	9/25/20	Aaa	1,002,702

1,317	Fannie Mae Alternative Credit Enhanced Securities	2.072%	7/25/21	Aaa	1,328,394

4,393	Fannie Mae Connecticut Avenue Securities, Series 2014-C04	2.124%	11/25/24	AAA	4,435,815

896	Fannie Mae Mortgage Interest Strips 366 25, (I/O)	5.000%	9/01/24	Aaa	65,072

135	Fannie Mae Mortgage Pool 433988	2.285%	11/01/25	Aaa	144,102

500	Fannie Mae Mortgage Pool 535363	5.063%	12/01/31	Aaa	534,028

54	Fannie Mae Mortgage Pool 545717	2.235%	5/01/32	Aaa	55,374

8	Fannie Mae Mortgage Pool 545791	2.371%	3/01/32	Aaa	8,501

113	Fannie Mae Mortgage Pool 555369	2.335%	8/01/36	Aaa	121,170

114	Fannie Mae Mortgage Pool 625338	2.196%	6/01/31	Aaa	118,693

Nuveen Investments	67

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$116	Fannie Mae Mortgage Pool 634948	2.415%	5/01/32	Aaa	$120,860

17	Fannie Mae Mortgage Pool 661645	2.204%	10/01/32	Aaa	17,125

43	Fannie Mae Mortgage Pool 671884	2.259%	12/01/32	Aaa	44,221

968	Fannie Mae Mortgage Pool 725721	2.248%	6/01/34	Aaa	1,032,488

832	Fannie Mae Mortgage Pool 745922	2.294%	7/01/35	Aaa	885,965

124	Fannie Mae Mortgage Pool 775389	2.132%	4/01/34	Aaa	125,128

887	Fannie Mae Mortgage Pool 795242	1.925%	7/01/34	Aaa	932,093

814	Fannie Mae Mortgage Pool 797182	2.323%	11/01/34	Aaa	863,505

1,757	Fannie Mae Mortgage Pool 819652	2.415%	3/01/35	Aaa	1,879,655

84	Fannie Mae Mortgage Pool 838948	1.885%	8/01/35	Aaa	90,067

625	Fannie Mae Mortgage Pool 838958	2.010%	8/01/35	Aaa	664,379

821	Fannie Mae Mortgage Pool 841068	2.486%	11/01/34	Aaa	879,797

362	Fannie Mae Mortgage Pool 848390	1.961%	12/01/35	Aaa	379,945

422	Fannie Mae Mortgage Pool 886034	2.695%	7/01/36	Aaa	453,061

378	Fannie Mae Mortgage Pool 995949	2.450%	9/01/36	Aaa	402,800

1,225	Fannie Mae Mortgage Pool AD0486	2.348%	4/01/34	Aaa	1,308,235

988	Fannie Mae Mortgage Pool AD0550	2.205%	8/01/37	Aaa	1,055,303

973	Fannie Mae Mortgage Pool AD0706	2.314%	3/01/38	Aaa	1,038,071

1,521	Fannie Mae Mortgage Pool AE0058	2.356%	7/01/36	Aaa	1,624,646

1,358	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	1,425,932

1,582	Fannie Mae Mortgage Pool MA0771	3.500%	6/01/21	Aaa	1,678,369

23	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-150 MA	5.500%	9/25/22	Aaa	24,922

49	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GA	4.350%	3/25/34	Aaa	49,389

528	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GF	0.474%	11/25/34	Aaa	529,824

1,608	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	1,612,156

783	Fannie Mae REMIC Pass-Through Certificates 2011-6 BA	2.750%	6/25/20	Aaa	802,462

3,304	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	1.774%	1/25/24	AA+	3,322,115

4,205	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.374%	7/25/24	Aaa	4,208,295

2,145	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	N/R	2,211,330

923	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.723%	2/25/48	N/R	923,046

282	FDIC Trust 2012-C1	0.841%	5/25/35	N/R	282,133

7	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	7,762

79	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	79,115

4,511	Federal Home Loan Mortgage Corporation, REMIC 4181 PF	0.425%	11/15/42	Aaa	4,495,022

2,500	Fifth Third Auto Trust, Series 2013 A B	1.210%	4/15/19	Aa1	2,506,263

3,067	Ford Credit Auto Owners Trust 2013-B	0.570%	10/15/17	AAA	3,068,134

403	Freddie Mac Gold Pool 780456	2.347%	5/01/33	Aaa	430,353

68	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$738	Freddie Mac Gold Pool 780911	2.344%	10/01/33	Aaa	$790,987

902	Freddie Mac Gold Pool 781296	2.355%	3/01/34	Aaa	961,746

209	Freddie Mac Gold Pool 786591	2.453%	12/01/26	Aaa	217,536

97	Freddie Mac Gold Pool 786853	2.260%	10/01/29	Aaa	99,599

149	Freddie Mac Gold Pool 846946	2.328%	1/01/29	Aaa	156,617

47	Freddie Mac Gold Pool 847014	2.053%	5/01/30	Aaa	48,188

75	Freddie Mac Gold Pool 847063	2.494%	10/01/32	Aaa	79,967

691	Freddie Mac Gold Pool 847241	2.290%	10/01/30	Aaa	714,924

1,086	Freddie Mac Gold Pool 847331	2.260%	8/01/32	Aaa	1,148,408

73	Freddie Mac Gold Pool 847367	2.192%	6/01/31	Aaa	76,401

374	Freddie Mac Gold Pool 847652	2.295%	9/01/32	Aaa	387,795

1,275	Freddie Mac Gold Pool 848193	2.330%	3/01/36	Aaa	1,357,891

1,353	Freddie Mac Gold Pool 848282	2.399%	1/01/38	Aaa	1,446,943

180	Freddie Mac Gold Pool 972055	3.617%	4/01/30	Aaa	191,799

99	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	Aaa	102,615

2,607	Freddie Mac Mortgage Trust 2013-KF02	2.833%	12/25/45	AAA	2,695,216

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711	3.562%	8/25/45	Aaa	1,043,383

729	Freddie Mac Multi-Class Certificates 3780 FE	0.575%	12/15/20	Aaa	733,328

2,500	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.530%	10/25/30	AA+	2,677,385

4,075	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K501	3.443%	11/25/46	AAA	4,167,364

2,960	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K502	3.191%	3/25/45	AAA	3,015,103

523	Freddie Mac Non Gold Participation Certificates	2.290%	8/01/36	Aaa	558,401

3,500	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF	1.475%	12/15/34	AAA	3,499,097

1,238	GE Equipment Transportation LLC, Equipment Loan Asset Backed Securities, Series 2013-2	0.610%	6/24/16	Aaa	1,237,999

2,500	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	2,627,703

3,273	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2011-GC3	3.645%	3/11/44	Aaa	3,328,145

2,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL	2.425%	7/15/31	A–	1,989,636

2,900	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL	1.175%	7/15/31	AAA	2,900,467

3,137	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/12/43	Aaa	3,250,296

2,130	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	2,180,223

84	Government National Mortgage Association Pool 8006	1.625%	7/20/22	Aaa	86,364

17	Government National Mortgage Association Pool 80106	1.625%	8/20/27	Aaa	17,161

Nuveen Investments	69

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$24	Government National Mortgage Association Pool 80154	1.625%	1/20/28	Aaa	$24,626

65	Government National Mortgage Association Pool 80283	1.625%	5/20/29	Aaa	67,370

117	Government National Mortgage Association Pool 80469	1.625%	11/20/30	Aaa	121,211

39	Government National Mortgage Association Pool 80507	1.625%	4/20/31	Aaa	40,096

147	Government National Mortgage Association Pool 80535	1.625%	8/20/31	Aaa	151,376

28	Government National Mortgage Association Pool 80580	1.625%	2/20/32	Aaa	28,903

57	Government National Mortgage Association Pool 8699	1.625%	9/20/25	Aaa	58,669

58	Government National Mortgage Association Pool 8824	2.000%	8/20/21	Aaa	59,503

45	Government National Mortgage Association Pool 8847	1.625%	4/20/26	Aaa	47,044

293	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	304,026

4,525	GP Portfolio Trust 2014-GPP A	2.926%	2/16/27	BBB–	4,532,235

4,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9	5.475%	3/10/39	Baa3	4,745,943

3,010	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9	5.444%	3/10/39	AAA	3,176,146

3,735	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	4,025,293

1,879	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	1.903%	10/15/54	AAA	1,879,841

500	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2	4.940%	10/15/45	BBB	500,050

2,250	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T2	1.147%	5/16/44	AAA	2,246,850

5,000	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T7	1.981%	11/15/46	AAA	4,955,500

6,000	Honda Auto Receivables Owner Trust 2015-1	0.700%	6/15/17	AAA	5,999,835

2,500	Hyatt Hotel Portfolio Trust, Mortgage Pass-Through Certificate, Series 2015-HYT	1.875%	11/15/29	AA–	2,501,775

4,500	Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	AAA	4,498,052

726	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.629%	8/20/29	AA	752,180

4,692	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2006-5 2A	0.374%	12/25/36	Baa2	4,400,285

263	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.462%	3/25/35	BBB+	263,343

4,893	Invitation Homes Trust 2013-SFR1	1.400%	12/17/30	Aaa	4,875,911

2,500	Invitation Homes Trust 2013-SFR1	2.400%	12/19/30	Baa2	2,495,810

4,680	Invitation Homes Trust 2013-SFR1	1.600%	12/17/30	Aa2	4,646,847

3,787	Invitation Homes Trust 2014-SFR2	1.777%	9/18/31	Aa2	3,788,772

2,000	Invitation Homes Trust 2014-SFR2	1.277%	9/18/31	Aaa	1,979,542

2,000	John Deere Owner Trust, Series 2015-A	1.320%	6/17/19	Aaa	2,007,386

70	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$435	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	$435,688

2,313	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	2,331,029

3,000	JPMorgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates 2006-LDP6	5.565%	4/15/43	Baa3	3,086,190

7,040	JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates Series 2013-JWRZ	0.955%	4/15/30	AAA	7,038,500

4,000	JPMorgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2013-C12	2.424%	7/17/45	AAA	4,105,112

4,226	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	4,471,133

2,667	Mercedes-Benz Auto Receivables Trust 2012-1	0.470%	10/17/16	AAA	2,667,198

1,316	Merrill Lynch Mortgage Investors Inc., C-BASS Mortgage Loan Asset Backed Certificates Series 2004-CB8	5.158%	12/25/31	AAA	1,317,170

2,750	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.874%	8/12/49	BB	2,841,355

44	Morgan Stanley Capital I Inc Trust, Mortgage Pass-Through Certificates, Series 2006-NC2	0.354%	2/25/36	BB	43,466

1,399	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1	2.602%	9/15/47	AAA	1,403,255

1,380	Mortgage Asset Securitization Transaction Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2003-5	2.094%	11/25/33	A+	1,323,525

51	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	B+	51,622

1,042	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	1,068,004

942	National Credit Union Administration, Guaranteed Notes Series 2011-R1	0.625%	1/08/20	Aaa	947,167

323	National Credit Union Administration, Guaranteed Notes, Series 2010-R1	1.840%	10/07/20	Aaa	324,364

1,300	Nationstar Agency Fund Trust, Series 2013-T2A	4.212%	2/18/48	BBB	1,308,151

1,000	Nationstar Mortgage Advance Receivables Trust 2013-T3	3.819%	6/22/48	BBB	991,242

3,912	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A	3.750%	5/25/54	AAA	4,027,603

2,000	NLY Commercial Mortgage Trust 2014-FL1	2.756%	11/18/30	A–	1,999,604

4,802	Springleaf Mortgage Loan Trust, Series 2013-3A	1.870%	9/25/57	AAA	4,789,062

5,300	Porsche Financial Auto Securitization Trust 2104-1	0.380%	9/23/16	AAA	5,298,965

375	RBSSP Resecuritization Trust 2009-10	0.274%	3/26/37	N/R	179,517

2,025	RBSSP Resecuritization Trust 2009-5	0.671%	8/26/37	BBB	1,940,317

2,968	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.331%	10/28/36	N/R	2,851,420

3,315	Residential Asset Mortgage Products, Pass-Through Certificates, 2006-RZ4	0.354%	10/25/35	Ba3	3,261,068

3,000	Santander Drive Auto Receivables Trust, Series 2014-1	1.590%	10/15/18	AA	3,009,687

4,000	Silverstone Master Issuer PLC, Mortgage Pass-Through Certificate, Series 2015-1A	0.000%	1/21/70	AAA	4,010,492

1,252	Springleaf Mortgage Loan Trust, Series 2012-3	1.570%	12/25/59	AAA	1,255,449

Nuveen Investments	71

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

$119		Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.519%	8/25/34	N/R	$118,807

3,177		Structured Agency Credit Risk 2014-DN1	1.174%	2/26/24	A1	3,179,048

3,884		Structured Agency Credit Risk Debt Notes, 2014-HQ2	1.624%	9/25/24	A2	3,907,528

7,408		Structured Agency Credit Risk Debt Notes 2014-DN2	1.024%	4/25/24	A	7,400,268

4,465		Structured Agency Credit Risk Debt Notes, 2013-DN2	1.624%	11/27/23	Baa1	4,471,067

500		Sway Residential Trust, Series 2014-1	4.473%	1/20/32	N/R	512,552

434		Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2007-4	6.225%	9/25/37	BBB+	446,750

3,237		Truman Capital Mortgage Loan Trust, Series 2014-NPL3	3.125%	4/25/53	N/R	3,233,262

530		U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%	8/10/15	N/R	537,905

47		U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	N/R	48,717

134		U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/17	N/R	141,873

2,549		UBS-Barclays Commercial Mortgage Trust 2012-C2	1.006%	5/11/63	Aaa	2,551,320

2,969		US Residential Opportunity Fund Trust, Series 2015-1A	3.721%	1/27/35	N/R	2,978,647

4,334		Vericrest Opportunity Loan Transferee, Series 2014-NPL8	3.375%	10/26/54	N/R	4,334,415

3,261		Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	2.970%	9/14/28	AAA	3,390,439

4,754		Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	4,802,545

481		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	463,814

970		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.617%	10/25/36	Caa2	899,344

22		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.639%	10/25/35	BBB–	22,085

544		WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2	2.501%	2/18/44	Aaa	546,091
$408,416		Total Asset-Backed and Mortgage-Backed Securities (cost $409,653,779)				411,637,939

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 0.4%

		Mexico – 0.4%

49,500	MXN	Mexico Bonos de DeSarrollo	6.250%	6/16/16	A	$3,339,653
		Total Sovereign Debt (cost $3,745,537)				3,339,653
		Total Long-Term Investments (cost $866,497,202)				871,090,566

72	Nuveen Investments

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.2%

	Money Market Funds – 5.2%

46,272,934	Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.222% (7)	$46,272,934
	Total Investments Purchased with Collateral from Securities Lending (cost $46,272,934)		46,272,934

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Funds – 1.6%

14,068,320	First American Treasury Obligations Fund, Class Z	0.000% (7)	$14,068,320
	Total Short-Term Investments (cost $14,068,320)		14,068,320
	Total Investments (cost $926,838,456) – 105.4%		931,431,820
	Other Assets Less Liabilities – (5.4)% (9)		(47,514,802)
	Net Assets – 100%		$883,917,018

Investments in Derivatives as of March 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan*	$10,000,000	Receive	3-Month USD-LIBOR-BBA	2.739%	Semi-Annually	11/21/23	$(745,350)	$(745,765)
*	Citigroup is the clearing house for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(701)	6/15	$(84,267,868)	$(142,391)	$(709,699)
U.S. Treasury 10-Year Note	Short	(45)	6/15	(5,800,781)	(14,062)	(50,373)
				$(90,068,649)	$(156,453)	$(760,072)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	73

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$395,594,274	$—	$395,594,274
Convertible Bonds	—	2,213,326	—	2,213,326
$1,000 Par (or similar) Institutional Preferred	—	3,418,500	—	3,418,500
Municipal Bonds	—	15,828,129	—	15,828,129
U.S. Government and Agency Obligations	—	39,058,745	—	39,058,745
Asset-Backed and Mortgage-Backed Securities	—	411,637,939	—	411,637,939
Sovereign Debt	—	3,339,653	—	3,339,653
Investments Purchased with Collateral from Securities Lending	46,272,934	—	—	46,272,934
Short-Term Investments:
Money Market Funds	14,068,320	—	—	14,068,320
Investments in Derivatives:
Interest Rate Swaps*	—	(745,765)	—	(745,765)
Futures Contracts*	(760,072)	—	—	(760,072)
Total	$59,581,182	$870,344,801	$—	$929,925,983
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $926,862,160.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$7,919,375
Depreciation	(3,349,715)
Net unrealized appreciation (depreciation) of investments	$4,569,660

74	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $45,024,658.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not applicable

(I/O)	Interest only security.

MXN	Mexican Peso

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	75

Nuveen Strategic Income Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)				Value

	LONG–TERM INVESTMENTS – 97.6%

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior, Class A , (2), (3)				$2,839

55	Dayton Superior, Class 1, (2), (3)				3,154
	Total Common Stocks (cost $20,079)				5,993

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1%

	Electric Utilities – 0.0%

10,000	Exelon Corporation	6.500%		BBB–	$486,500

	Independent Power & Renewable Electricity Producers – 0.1%

7,500	Dynegy Inc., (5)	5.375%		N/R	818,625
	Total Convertible Preferred Securities (cost $1,253,000)				1,305,125

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (6)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 1.2% (7)

	Auto Components – 0.2%

$995	Cooper-Standard Automotive Inc., Term Loan B	4.000%	3/28/21	BB–	$994,129

1,995	Crowne Group LLC, First Lien Term Loan B	6.000%	9/29/20	B	1,992,506
2,990	Total Auto Components				2,986,635

	Electrical Equipment – 0.0%

499	Custom Sensors & Technologies Inc., First Lien Term Loan	4.500%	6/19/21	B	500,620

	Health Care Equipment & Supplies – 0.1%

1,000	Surgery Center Holdings Inc., First Lien Term Loan	5.250%	7/24/20	B1	1,002,500

	Health Care Providers & Services – 0.2%

1,990	RegionalCare Hospital Partners Inc., First Lien Term Loan	6.000%	4/21/19	B	1,999,950

	Hotels, Restaurants & Leisure – 0.2%

1,995	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB	1,979,205

988	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	BB–	957,875
2,983	Total Hotels, Restaurants & Leisure				2,937,080

	Independent Power & Renewable Electricity Producers – 0.1%

65	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B+	65,380

928	Empire Generating Company LLC	5.250%	3/13/21	B+	930,672
993	Total Independent Power & Renewable Electricity Producers				996,052

76	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (6)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 0.2%

$987	Arch Coal Inc., Term Loan B	6.250%	5/16/18	B+	$766,447

2,000	Samson Investment Company Second Lien Term Loan	5.000%	9/25/18	Caa2	1,055,000
2,987	Total Oil, Gas & Consumable Fuels				1,821,447

	Professional Services – 0.2%

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	CCC+	980,000

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/28/22	Caa2	980,000
2,000	Total Professional Services				1,960,000
$15,442	Total Variable Rate Senior Loan Interests (cost $15,312,890)				14,204,284

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.1%

	Banks – 1.2%

20,600	AgriBank FCB, (15)	6.875%		BBB+	$2,163,000

50,000	Citigroup Inc., (5)	6.875%		BB+	1,363,000

20,000	Cobank Agricultural Credit Bank, (15)	6.200%		BBB+	2,043,126

118,392	PNC Financial Services	6.125%		BBB–	3,409,690

95,250	Regions Financial Corporation	6.375%		BB	2,401,253

14,000	Royal Bank of Scotland Group PLC	5.750%		B+	341,180

110,000	Wells Fargo & Company	6.625%		BBB	3,105,300
	Total Banks				14,826,549

	Capital Markets – 0.3%

73,000	Goldman Sachs Group, Inc.	5.500%		BB	1,838,140

80,000	State Street Corporation, (5)	5.900%		BBB	2,183,200
	Total Capital Markets				4,021,340

	Consumer Finance – 0.2%

83,000	Discover Financial Services	6.500%		BB–	2,151,360

	Insurance – 0.4%

73,140	Endurance Specialty Holdings Limited	7.500%		BBB–	1,957,226

100,000	Reinsurance Group of America Inc., (5)	6.200%		BBB	2,888,000
	Total Insurance				4,845,226

	Multi-Utilities – 0.0%

5,000	Dominion Resources Inc.	6.375%		Baa3	242,000
	Total $25 Par (or similar) Retail Preferred (cost $24,449,829)				26,086,475

Nuveen Investments	77

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 71.3%

		Aerospace & Defense – 0.6%

$1,500		Bombardier Inc., 144A	7.500%	3/15/18	B+	$1,594,688

2,140		Exelis, Inc.	5.550%	10/01/21	BBB+	2,363,611

3,000		Martin Marietta Materials	4.250%	7/02/24	BBB	3,145,239
		Total Aerospace & Defense				7,103,538

		Air Freight & Logistics – 0.1%

1,500		XPO Logistics, Inc., 144A	7.875%	9/01/19	B1	1,588,125

		Airlines – 0.7%

1,530		Air Canada, 144A	6.750%	10/01/19	BB+	1,633,275

2,000		American Airlines Group Inc., 144A	4.625%	3/01/20	B+	1,958,750

1,769		American Airlines Inc., Pass Through Trust 2013-2B	5.600%	7/15/20	BB+	1,848,913

3,033		Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	A	3,515,427
		Total Airlines				8,956,365

		Auto Components – 1.1%

1,025		Allison Transmission Inc., 144A	7.125%	5/15/19	BB–	1,068,050

1,575		American & Axle Manufacturing Inc.	6.625%	10/15/22	BB–	1,689,188

1,250		Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	1,290,625

1,000		Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc.	7.875%	10/01/22	Caa1	982,500

1,500		MPG Holdco I Inc., 144A	7.375%	10/15/22	B+	1,603,125

1,250		Nexteer Automotive Group Limited, 144A	5.875%	11/15/21	BB+	1,281,250

1,300		Schaeffler Holding Finance BV, 144A	6.250%	11/15/19	B1	1,374,750

1,250		Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	1,237,500

1,000		Tenneco Inc., (5)	5.375%	12/15/24	BB+	1,040,000

1,780		TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	1,793,350
		Total Auto Components				13,360,338

		Automobiles – 0.6%

1,000	EUR	Fiat Finance & Trade SA	7.000%	3/23/17	BB–	1,181,426

3,000		General Motors Corporation	4.000%	4/01/25	BBB–	3,047,157

3,240		General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	3,356,510
		Total Automobiles				7,585,093

		Banks – 10.0%

1,000		Banco Do Brasil, 144A, (5)	9.000%	12/18/64	Ba2	861,830

2,000		Bancolombia SA	5.950%	6/03/21	Baa2	2,209,400

5,125		Bank of America Corporation	6.250%	3/05/65	BB	5,221,094

4,210		Bank of America Corporation	4.200%	8/26/24	BBB+	4,355,523

4,025		Bank of America Corporation	4.250%	10/22/26	BBB+	4,155,177

15,750		Bank of America Corporation, (5)	4.000%	4/01/24	A	16,753,527

78	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Banks (continued)

$2,700		Barclays Bank PLC	3.650%	3/16/25	A	$2,708,238

1,760		CIT Group Inc.	5.000%	8/01/23	BB+	1,804,000

7,000		Citigroup Inc.	3.875%	10/25/23	A	7,388,990

6,000		Citigroup Inc.	4.300%	11/20/26	A–	6,205,746

1,835		Citigroup Inc.	6.125%	8/25/36	A–	2,222,185

10,000		Citigroup Inc., (5)	3.750%	6/16/24	A	10,451,620

3,500		Credit Agricole SA, 144A	6.625%	12/23/64	BB+	3,508,750

2,545		General Electric Capital Corporation	6.875%	1/10/39	AA+	3,661,054

2,360		HSBC Holdings PLC	6.800%	6/01/38	A+	3,103,485

4,620		JPMorgan Chase & Company	6.750%	12/31/49	BBB–	5,012,700

3,000		JPMorgan Chase & Company	2.200%	10/22/19	A+	3,008,163

4,515		JPMorgan Chase & Company	4.500%	1/24/22	A+	4,990,610

3,605		JPMorgan Chase & Company	3.375%	5/01/23	A	3,629,247

3,000		JPMorgan Chase & Company	4.125%	12/15/26	A	3,110,094

2,280		JPMorgan Chase & Company	6.400%	5/15/38	A+	3,058,898

1,000		Popular Inc.	7.000%	7/01/19	BB–	1,005,000

1,220		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB–	1,356,710

1,500	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	B+	1,612,223

3,335		Santander UK PLC, 144A	5.000%	11/07/23	A–	3,591,351

2,485		Societe Generale, 144A	5.000%	1/17/24	BBB+	2,601,825

1,960		Standard Chartered PLC, 144A	5.700%	3/26/44	A+	2,186,933

3,110		Standard Chartered PLC, 144A, (WI/DD)	6.500%	10/02/65	BBB	3,137,499

1,500		State Bank of India London, 144A	3.622%	4/17/19	BBB–	1,557,024

2,000		State Bank of India London, 144A	4.875%	4/17/24	BBB–	2,171,116

4,500		Wells Fargo & Company, (5)	4.100%	6/03/26	A+	4,747,806
		Total Banks				121,387,818

		Beverages – 0.6%

1,250		Andalou Efes Biracilik ve Malt Sanayii AS, 144A, (5)	3.375%	11/01/22	BBB–	1,111,875

800		Coca-Cola Icecek AS, 144A	4.750%	10/01/18	BBB	842,943

1,350		Constellation Brands Inc.	4.250%	5/01/23	BB+	1,388,813

1,500		Cott Beverages USA Inc., 144A	6.750%	1/01/20	B–	1,552,500

2,000		DS Services of America, Inc., 144A	10.000%	9/01/21	BB–	2,350,000
		Total Beverages				7,246,131

		Building Products – 1.1%

1,000		Associated Materials Inc.	9.125%	11/01/17	B–	870,000

1,500		Builders FirstSource, Inc., 144A, (5)	7.625%	6/01/21	B	1,511,250

1,500		Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B–	1,590,000

1,500		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	1,432,500

Nuveen Investments	79

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Building Products (continued)

$1,875		Masco Corporation	5.950%	3/15/22	BBB	$2,104,688

1,500		NCI Building Systems, Inc., 144A	8.250%	1/15/23	B+	1,586,250

1,898		Odebrecht Offshore Drilling Finance Limited, 144A	6.625%	10/01/22	BB+	1,451,970

2,740		Owens Corning Incorporated	4.200%	12/15/22	BBB–	2,859,346
		Total Building Products				13,406,004

		Capital Markets – 4.4%

3,000		BGC Partners Inc.	5.375%	12/09/19	BBB–	3,060,000

6,000		Goldman Sachs Group, Inc.	5.750%	1/24/22	A	7,004,148

18,000		Goldman Sachs Group, Inc.	4.000%	3/03/24	A	19,023,336

10,380		Morgan Stanley, (5)	3.750%	2/25/23	A	10,871,379

12,500		Morgan Stanley, (5)	4.350%	9/08/26	BBB+	13,103,300
		Total Capital Markets				53,062,163

		Chemicals – 2.1%

3,000		Agrium Inc.	3.375%	3/15/25	BBB	3,000,099

2,625		Braskem Finance Limited, 144A, (5)	5.750%	4/15/21	BBB–	2,474,063

2,000		CF Industries Inc.	5.150%	3/15/34	Baa2	2,191,814

1,565		Eastman Chemical Company	3.600%	8/15/22	BBB	1,626,824

2,000		Eastman Chemical Company	3.800%	3/15/25	BBB	2,077,476

1,450		Hexion US Finance	6.625%	4/15/20	B3	1,326,750

1,214		Ineos Group Holdings SA, 144A, (5)	6.125%	8/15/18	B–	1,220,070

1,700		Mexichem SAB de CV, 144A, (5)	4.875%	9/19/22	BBB	1,788,400

1,730		NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BB+	1,807,850

1,350		NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BB+	1,410,750

1,600		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,740,000

1,500		Platform Specialty Products Corporation, 144A	6.500%	2/01/22	BB–	1,567,500

1,605		PolyOne Corporation	5.250%	3/15/23	BB	1,665,188

1,130		Tronox Finance LLC, (5)	6.375%	8/15/20	BB–	1,104,575
		Total Chemicals				25,001,359

		Commercial Services & Supplies – 1.0%

1,595		ABX Group Inc., (5)	6.375%	12/01/19	Ba3	1,587,025

1,475		ADT Corporation, (5)	6.250%	10/15/21	BBB–	1,570,875

1,800		Casella Waste Systems Inc.	7.750%	2/15/19	B–	1,800,000

1,325		Clean Harbors Inc.	5.250%	8/01/20	BB+	1,354,813

1,220		Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	1,305,400

2,000		ERAC USA Finance LLC, 144A, (5)	3.850%	11/15/24	BBB+	2,083,166

1,000	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	777,861

800		R.R. Donnelley & Sons Company, (5)	7.625%	6/15/20	BB–	914,000

1,000		West Corporation, 144A, (5)	5.375%	7/15/22	B+	977,500
		Total Commercial Services & Supplies				12,370,640

80	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Communications Equipment – 0.2%

$2,000		Avaya Inc., 144A	7.000%	4/01/19	B1	$1,985,000

1,000		Goodman Networks Inc., (5)	12.125%	7/01/18	B	930,000
		Total Communications Equipment				2,915,000

		Construction & Engineering – 0.1%

1,450		AECOM Technology Corporation, 144A	5.750%	10/15/22	BB–	1,500,750

		Construction Materials – 0.5%

1,000		Cemex Finance LLC, 144A	9.375%	10/12/22	BB–	1,135,000

1,500		Cemex SAB de CV, 144A	5.700%	1/11/25	BB–	1,479,750

1,200		Norbord Inc., 144A	5.375%	12/01/20	Ba2	1,173,000

2,000		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	2,045,000
		Total Construction Materials				5,832,750

		Consumer Finance – 1.6%

3,938		Capital One Bank	3.375%	2/15/23	Baa1	3,988,395

1,500		Credit Acceptance Corporation, 144A	7.375%	3/15/23	BB	1,479,375

3,500		Discover Bank	4.250%	3/13/26	BBB+	3,710,854

3,215		Discover Financial Services	5.200%	4/27/22	BBB+	3,579,806

1,500		Enova International, Inc., 144A, (5)	9.750%	6/01/21	B	1,425,000

1,456		First Data Corporation	6.750%	11/01/20	BB	1,550,640

3,445		Ford Motor Credit Company	4.250%	9/20/22	BBB–	3,714,203
		Total Consumer Finance				19,448,273

		Containers & Packaging – 1.1%

1,000		Ardagh Finance Holdings SA, 144A, (5)	8.625%	6/15/19	CCC+	1,041,880

1,500		Ardagh Packaging Finance / MP HD USA, 144A, (5)	6.250%	1/31/19	CCC+	1,507,500

2,100	CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	1,653,902

3,600		Packaging Corporation of America, (5)	3.650%	9/15/24	BBB	3,619,854

1,000		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,025,000

3,640		Rock-Tenn Company	4.900%	3/01/22	BBB	4,011,142
		Total Containers & Packaging				12,859,278

		Diversified Consumer Services – 0.4%

1,000		Gibson Brands Inc., 144A	8.875%	8/01/18	B–	1,001,250

1,220		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	1,012,600

1,500	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	2,341,631
		Total Diversified Consumer Services				4,355,481

		Diversified Financial Services – 1.8%

2,000		Argos Merger Sub Inc., 144A, (5)	7.125%	3/15/23	B–	2,072,500

5,465		BNP Paribas, (5)	4.250%	10/15/24	A	5,625,032

1,250		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	896,875

1,500		Fly Leasing Limited	6.750%	12/15/20	BB	1,531,875

Nuveen Investments	81

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Financial Services (continued)

$1,750	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	$1,802,500

1,500	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	1,455,000

1,300	Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,205,750

1,745	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	1,788,625

4,705	Synchrony Financial	4.250%	8/15/24	BBB–	4,920,503
	Total Diversified Financial Services				21,298,660

	Diversified Telecommunication Services – 2.8%

1,250	AT&T, Inc., (5)	5.550%	8/15/41	A–	1,405,796

2,780	Brasil Telecom SA, 144A, (5)	5.750%	2/10/22	BB+	2,267,090

1,000	CenturyLink Inc., (5)	6.750%	12/01/23	BB+	1,101,250

1,100	CyrusOne LP Finance	6.375%	11/15/22	B+	1,168,750

1,750	GCI Inc., 144A	6.875%	4/15/25	B+	1,763,125

1,835	IntelSat Jackson Holdings, (5)	6.625%	12/15/22	CCC+	1,770,775

1,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	1,029,062

1,480	Qualitytech LP/QTS Finance Corp., 144A	5.875%	8/01/22	B+	1,520,700

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,705,150

11,385	Verizon Communications	5.150%	9/15/23	A–	13,052,720

3,000	Verizon Communications	3.500%	11/01/24	A–	3,070,095

700	Verizon Communications	6.550%	9/15/43	A–	911,511

1,250	WideOpenWest Finance Capital Corporation	13.375%	10/15/19	BB	1,337,500

1,625	Windstream Corporation, (5)	6.375%	8/01/23	BB	1,458,438
	Total Diversified Telecommunication Services				34,561,962

	Electric Utilities – 1.6%

2,030	APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	2,055,874

2,485	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	BBB+	2,683,800

2,010	Constellation Energy Group	5.150%	12/01/20	BBB+	2,270,440

2,600	Eskom Holdings Limited, 144A, (5)	7.125%	2/11/25	BB+	2,619,500

3,145	Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	3,318,422

1,250	FirstEnergy Corporation	4.250%	3/15/23	Baa3	1,308,375

2,615	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	2,759,999

1,750	Intergen NV, 144A	7.000%	6/30/23	B+	1,693,125

1,000	RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB–	985,000
	Total Electric Utilities				19,694,535

	Electronic Equipment, Instruments & Components – 0.1%

1,400	Anixter Inc.	5.125%	10/01/21	BB+	1,438,500

	Energy Equipment & Services – 1.6%

850	Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B	739,500

1,985	Diamond Offshore Drilling Inc., (5)	5.700%	10/15/39	A–	1,832,949

82	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Energy Equipment & Services (continued)

$500		Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	$400,000

3,075		Ensco PLC, (5)	4.700%	3/15/21	BBB+	3,107,989

2,500		Ensco PLC	5.200%	3/15/25	BBB+	2,503,888

1,835		Nabors Industries Inc., (5)	4.625%	9/15/21	BBB	1,765,982

3,000		Noble Holding International Limited, GDR, (5)	5.950%	4/01/25	BBB	2,929,455

2,000		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	2,048,234

650		Precision Drilling Corporation, 144A	5.250%	11/15/24	Ba1	542,750

750		Regency Energy Partners Finance	5.000%	10/01/22	BB	780,000

1,000		Seventy Seven Energy Inc.	6.625%	11/15/19	Ba3	747,500

1,200		Seventy Seven Energy Inc.	6.500%	7/15/22	B2	546,000

1,385		Weatherford International PLC	7.000%	3/15/38	BBB–	1,311,312
		Total Energy Equipment & Services				19,255,559

		Food & Staples Retailing – 0.8%

3,185		Kraft Foods Inc.	5.000%	6/04/42	BBB	3,524,597

1,000		Rite Aid Corporation, 144A, (WI/DD)	6.125%	4/01/23	B	1,025,000

2,000		Supervalu Inc., (5)	7.750%	11/15/22	B	2,130,000

3,000		Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	3,101,856
		Total Food & Staples Retailing				9,781,453

		Food Products – 0.7%

1,500		BRF Brasil Foods SA, 144A	4.750%	5/22/24	BBB–	1,458,750

1,250		Diamond Foods Inc., 144A	7.000%	3/15/19	CCC+	1,287,500

2,000		Grupo Bimbo SAB de CV, 144A, (5)	3.875%	6/27/24	BBB	2,052,320

1,000		JBS Investments GmbH, 144A	7.250%	4/03/24	BB	1,020,000

3,000		Tyson Foods, (5)	3.950%	8/15/24	BBB	3,169,452
		Total Food Products				8,988,022

		Gas Utilities – 0.2%

1,060		Ferrellgas LP, (5)	6.750%	1/15/22	B+	1,078,444

200		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	204,500

300		Suburban Propane Partners LP	7.375%	8/01/21	BB–	322,500

1,250		Suburban Propane Partners LP, (5)	5.500%	6/01/24	BB–	1,281,250
		Total Gas Utilities				2,886,694

		Health Care Equipment & Supplies – 0.4%

250	EUR	Labco SAS, Reg S	8.500%	1/15/18	BB–	280,908

3,000		Medtronic, PLC, 144A	3.500%	3/15/25	A	3,136,173

1,000		Tenet Healthcare Corporation, (5)	4.375%	10/01/21	Ba2	977,500
		Total Health Care Equipment & Supplies				4,394,581

		Health Care Providers & Services – 0.5%

2,000		Aetna Inc.	3.500%	11/15/24	A	2,086,186

1,430		Community Health Systems, Inc.	5.125%	8/01/21	BB	1,472,900

Nuveen Investments	83

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Health Care Providers & Services (continued)

$1,750	Kindred Healthcare Inc., (5)	6.375%	4/15/22	B2	$1,765,313

1,000	Select Medical Corporation	6.375%	6/01/21	B–	989,375
	Total Health Care Providers & Services				6,313,774

	Hotels, Restaurants & Leisure – 0.8%

1,600	1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	1,656,000

1,250	Caesars Entertainment Resort Properties LLC, (5)	8.000%	10/01/20	B+	1,240,625

1,250	Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc., 144A	9.375%	5/01/22	B–	959,375

1,500	Roc Finance LLC and Roc Finance 1 Corporation, 144A	12.125%	9/01/18	B	1,571,250

2,000	Scientific Games Corporation, 144A	10.000%	12/01/22	B	1,870,000

2,350	Wynn Macau Limited, 144A, (5)	5.250%	10/15/21	BB	2,226,625
	Total Hotels, Restaurants & Leisure				9,523,875

	Household Durables – 0.9%

1,500	Brookfield Residential Properties Inc., 144A, (5)	6.500%	12/15/20	BB–	1,567,500

2,000	K. Hovnanian Enterprises Inc., 144A	7.250%	10/15/20	Ba3	2,100,000

1,750	KB Home	7.000%	12/15/21	B+	1,780,625

1,250	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	1,300,000

1,500	RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	1,526,250

1,000	Standard Pacific Corporation	5.875%	11/15/24	B+	1,027,500

1,800	William Lyon Homes Incorporated	8.500%	11/15/20	B–	1,948,500
	Total Household Durables				11,250,375

	Household Products – 0.6%

1,450	HRG Group, Inc.	7.875%	7/15/19	Ba3	1,526,125

1,300	Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	1,306,331

1,840	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB+	1,964,071

2,000	Macys Retail Holdings Inc.	4.500%	12/15/34	BBB+	2,116,828
	Total Household Products				6,913,355

	Independent Power & Renewable Electricity Producers – 1.0%

2,000	Abengoa Yield PLC, 144A, (5)	7.000%	11/15/19	N/R	2,060,000

3,700	AES Corporation	7.375%	7/01/21	BB	4,107,000

1,000	Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	6.750%	11/01/19	B+	1,035,000

2,000	Dynegy Finance I Inc / Dynegy Finance II Inc., 144A, (5)	7.625%	11/01/24	B+	2,095,000

1,500	GenOn Energy Inc.	7.875%	6/15/17	B	1,492,500

1,650	GenOn Energy Inc., (5)	9.500%	10/15/18	B	1,683,000
	Total Independent Power & Renewable Electricity Producers				12,472,500

	Industrial Conglomerates – 0.2%

1,000	Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	1,064,500

1,500	Stena AB, 144A, (5)	7.000%	2/01/24	BB	1,455,000
	Total Industrial Conglomerates				2,519,500

84	Nuveen Investments

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Insurance – 2.1%

$2,475	AFLAC Insurance	6.450%	8/15/40	A	$3,269,208

3,000	Fairfax US Inc., 144A	4.875%	8/13/24	BBB–	2,963,427

3,255	Genworth Holdings Inc.	4.800%	2/15/24	Ba1	2,738,269

3,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	3,722,633

3,498	Lincoln National Corporation, (5)	4.200%	3/15/22	A–	3,780,778

2,840	Pacific LifeCorp., 144A	6.000%	2/10/20	BBB+	3,248,307

4,015	Symetra Financial Corporation	4.250%	7/15/24	BBB+	4,193,515

1,830	UnumProvident Corporation, (5)	5.625%	9/15/20	BBB	2,094,719
	Total Insurance				26,010,856

	IT Services – 0.2%

1,765	Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	CCC+	1,773,825

	Leisure Products – 0.2%

1,875	Host Hotel & Resorts Inc.	4.750%	3/01/23	BBB	2,020,834

	Machinery – 0.7%

1,500	Blueline Rental Finance Corporation, 144A, (5)	7.000%	2/01/19	B+	1,545,000

925	Commercial Vehicle Group, (5)	7.875%	4/15/19	B	959,688

1,500	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B+	1,545,000

3,100	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	3,151,990

1,640	Terex Corporation	6.000%	5/15/21	BB	1,681,000
	Total Machinery				8,882,678

	Marine – 0.5%

2,000	Eletson Holdings Inc., 144A	9.625%	1/15/22	B	1,950,000

1,000	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	1,045,000

1,200	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	1,206,000

1,350	Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	1,309,500
	Total Marine				5,510,500

	Media – 3.4%

1,500	Altice S.A, 144A	7.750%	5/15/22	B	1,525,313

2,810	CBS Corporation	3.500%	1/15/25	BBB	2,837,412

1,500	CCOH Safari LLC	5.500%	12/01/22	BB–	1,533,750

1,175	Cequel Communication Holdings I, 144A, (5)	5.125%	12/15/21	B–	1,173,531

740	Charter Communications, CCO Holdings LLC, (5)	5.125%	2/15/23	BB–	747,400

1,500	Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	1,533,750

1,790	Comcast Corporation	6.400%	5/15/38	A–	2,424,460

3,000	Cox Communications Inc., 144A	3.850%	2/01/25	BBB+	3,089,670

5,335	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	5,529,658

1,460	Dish DBS Corporation	4.250%	4/01/18	BB–	1,467,300

1,590	Dish DBS Corporation	5.875%	11/15/24	BB–	1,591,988

Nuveen Investments	85

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Media (continued)

$1,450		Gannett Company Inc.	5.125%	7/15/20	BB+	$1,511,625

1,000		McClatchy Company	9.000%	12/15/22	B1	965,000

1,000		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	1,040,000

2,750		News America Holdings Inc.	6.650%	11/15/37	BBB+	3,708,367

2,150		Numericable Group SA, 144A	6.000%	5/15/22	Ba3	2,176,875

1,500		SES SA, 144A	3.600%	4/04/23	BBB	1,570,049

1,310		Sinclair Television Group	6.375%	11/01/21	B+	1,385,325

1,000		Sirius XM Radio Inc., 144A, (5)	5.750%	8/01/21	BB	1,042,500

1,500		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	1,586,250

1,750	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,412,795

1,500		WMG Acquisition Group, 144A, (5)	6.000%	1/15/21	B+	1,530,000
		Total Media				41,383,018

		Metals & Mining – 3.2%

500		AK Steel Corporation, (5)	7.625%	10/01/21	B–	405,000

3,055		Alcoa Inc.	5.400%	4/15/21	BBB–	3,325,975

2,500		Allegheny Technologies Inc.	6.125%	8/15/23	BB+	2,678,125

2,690		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,499,801

2,040		ArcelorMittal, (5)	7.000%	2/25/22	Ba1	2,233,800

1,750		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	1,811,250

2,060		Cliffs Natural Resources Inc., (5)	4.800%	10/01/20	B3	1,153,600

1,750		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	1,701,875

1,050		First Quantum Minerals Limited, 144A, (5)	6.750%	2/15/20	BB	971,250

3,165		Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	2,929,616

1,000		Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	1,037,500

1,000		Magnetation LLC Finance Corporation, 144A, (5)	11.000%	5/15/18	B–	512,500

2,610		Newmont Mining Corporation, (5)	3.500%	3/15/22	BBB	2,534,738

1,000		SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.375%	2/01/20	BB–	1,025,000

1,775		Teck Resources Limited	6.125%	10/01/35	BBB	1,716,091

1,140		Teck Resources Limited	6.250%	7/15/41	BBB	1,104,411

1,500		Tupy S/A, 144A	6.625%	7/17/24	BB	1,440,000

2,000		Vale Overseas Limited, (5)	4.375%	1/11/22	BBB+	1,922,540

2,000		Westmoreland Coal Co, 144A	8.750%	1/01/22	B	2,010,000

1,985		Xstrata Finance Canada Limited, 144A	4.250%	10/25/22	BBB	2,040,610

1,265		Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	1,472,812

3,000		Yamana Gold Inc., (5)	4.950%	7/15/24	Baa3	2,949,636
		Total Metals & Mining				39,476,130

86	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Multiline Retail – 0.2%

$1,200		Family Tree Escrow LLC, 144A, (5)	5.250%	3/01/20	Ba3	$1,257,000

750		J.C. Penney Company Inc.	8.125%	10/01/19	Caa2	735,000
		Total Multiline Retail				1,992,000

		Oil, Gas & Consumable Fuels – 9.7%

500		Alpha Natural Resources Inc., 144A	7.500%	8/01/20	B+	208,619

740		Amerada Hess Corporation	7.125%	3/15/33	BBB	901,093

4,170		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	5,077,108

1,600		Antero Resources Corporation	5.125%	12/01/22	BB	1,536,000

1,450	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	1,144,842

1,295		Berkshire Hathaway Energy Company	6.125%	4/01/36	A3	1,688,053

5,000		BP Capital Markets PLC, (5)	3.814%	2/10/24	A	5,190,050

4,130		California Resources Corporation, 144A, (5)	5.500%	9/15/21	BB	3,664,136

1,615		Calumet Specialty Products	7.625%	1/15/22	B+	1,631,150

1,410		Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	1,544,835

1,700		Canadian Oil Sands Trust, 144A	7.750%	5/15/19	Baa2	1,823,663

1,000		Carrizo Oil and Gas Inc., (5)	8.625%	10/15/18	B	1,042,500

1,120		Cenovus Energy Inc., (5)	3.800%	9/15/23	BBB+	1,112,051

1,500		Chaparral Energy Inc.	7.625%	11/15/22	B–	1,005,000

900		Chesapeake Energy Corporation	6.125%	2/15/21	BB+	911,250

1,000		Chesapeake Energy Corporation, (5)	4.875%	4/15/22	BB+	937,500

4,300		CNOOC Finance 2014 ULC	4.250%	4/30/24	AA–	4,571,223

775		Concho Resources Inc., (5)	5.500%	10/01/22	BB+	780,813

2,965		Continental Resources Inc.	5.000%	9/15/22	BBB–	2,924,231

1,700		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	1,712,750

1,500		Denbury Resources Inc.	5.500%	5/01/22	BB	1,346,250

1,400		Energy Transfer Equity LP, (5)	5.875%	1/15/24	BB+	1,477,000

500		Energy XXI Gulf Coast Inc., 144A	11.000%	3/15/20	BB	475,625

950		EnQuest PLC, 144A	7.000%	4/15/22	B	674,500

1,500		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	B–	1,365,000

1,750		Everest Acquisition LLC Finance, (5)	9.375%	5/01/20	B	1,833,125

2,000		Gibson Energy, 144A	6.750%	7/15/21	BB	2,040,000

1,500		Global Partners LP/GLP Finance, 144A	6.250%	7/15/22	B+	1,477,500

1,250		Halcon Resources Corporation. `	8.875%	5/15/21	CCC+	868,750

2,300		Hess Corporation, (5)	3.500%	7/15/24	BBB	2,290,133

500		Kazmunaygas National, 144A	6.375%	4/09/21	BBB	498,500

2,415		Kinder Morgan Energy Partners, LP	4.250%	9/01/24	BBB–	2,469,420

600		Kinder Morgan Energy Partners, LP	6.950%	1/15/38	BBB–	710,973

1,500		Linn Energy LLC Finance Corporation	8.625%	4/15/20	B1	1,278,750

5,000		Marathon Petroleum Corporation, (5)	3.625%	9/15/24	BBB	5,056,985

Nuveen Investments	87

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$1,290		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	$1,238,400

1,000		MEG Energy Corportation, 144A	6.375%	1/30/23	BB–	920,000

1,000		Memorial Production Partners LP Finance Corporation	7.625%	5/01/21	B–	910,000

2,000		MPLX LP	4.000%	2/15/25	BBB–	2,016,004

2,095		Newfield Exploration Company	5.375%	1/01/26	BBB–	2,116,212

1,400		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,372,000

1,000		Niska Gas Storage Canada ULC Finance Corporation, (5)	6.500%	4/01/19	CCC+	742,500

1,500		Oasis Petroleum Inc., (5)	6.875%	3/15/22	B+	1,462,500

1,130	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B+	878,805

2,000		PBF Holding Company LLC	8.250%	2/15/20	BB+	2,112,500

1,250		Peabody Energy Corporation, 144A, (5)	10.000%	3/15/22	BB+	1,112,500

1,000		Pertamina Persero PT, 144A	4.875%	5/03/22	Baa3	1,041,600

1,275		Petro Canada	6.800%	5/15/38	A–	1,682,850

1,770		Petrobras International Finance Company	6.875%	1/20/40	BBB–	1,608,151

3,000		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	3,296,844

1,720		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	1,694,200

1,000		Rosetta Resources Inc., (5)	5.875%	6/01/24	BB–	930,000

1,750		Sabine Pass Liquefaction LLC, (5)	5.625%	2/01/21	BB+	1,761,480

1,845		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	AA–	1,935,021

2,600		Southeast Supply Header LLC, 144A	4.250%	6/15/24	BBB–	2,646,623

1,445		Southwestern Energy Company, (5)	4.100%	3/15/22	BBB–	1,421,952

1,000		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	1,040,000

500		Sunoco LP/Sunoco Finance Corp., 144A	6.375%	4/01/23	BB	515,000

1,520		Targa Resources Inc.	4.250%	11/15/23	BB+	1,463,000

1,500		Tesoro Logistics LP Finance Corporation, 144A	5.500%	10/15/19	BB	1,545,000

1,900		Thai Oil PCL, 144A, (5)	3.625%	1/23/23	Baa1	1,896,094

1,000		Transocean Inc., (5)	6.375%	12/15/21	BBB–	841,250

4,100		Transocean Inc., (5)	3.800%	10/15/22	BBB–	2,991,721

3,325		Valero Energy Corporation	3.650%	3/15/25	BBB	3,400,428

1,500		Vanguard Natural Resources Finance	7.875%	4/01/20	B	1,372,500

2,000		Western Refining Inc.	6.250%	4/01/21	B+	1,990,000

1,500		Whiting Petroleum Corporation	5.750%	3/15/21	BB	1,488,750

2,875		Woodside Finance Limtied, 144A	3.650%	3/05/25	BBB+	2,849,142
		Total Oil, Gas & Consumable Fuels				117,562,405

		Paper & Forest Products – 0.9%

3,100		Domtar Corporation	6.750%	2/15/44	BBB–	3,572,459

1,000		Louisiana Pacific Corporation	7.500%	6/01/20	BB	1,067,500

1,500		Mercer International Inc.	7.750%	12/01/22	B+	1,590,000

1,750		Resolute Forest Products	5.875%	5/15/23	BB–	1,681,750

88	Nuveen Investments

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Paper & Forest Products (continued)

$1,500	Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	$1,573,125

1,500	Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	1,522,500
	Total Paper & Forest Products				11,007,334

	Personal Products – 0.5%

1,500	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	1,608,750

2,915	International Paper Company	8.700%	6/15/38	BBB	4,354,375
	Total Personal Products				5,963,125

	Pharmaceuticals – 0.4%

2,000	Endo Finance LLC, 144A	5.750%	1/15/22	B+	2,050,000

1,950	VP Escrow Corporation, 144A, (5)	6.375%	10/15/20	B1	2,025,563

1,000	VRX Escrow Corp., 144A	5.875%	5/15/23	B1	1,025,000
	Total Pharmaceuticals				5,100,563

	Real Estate Investment Trust – 2.1%

3,070	American Tower Company	5.000%	2/15/24	BBB	3,357,027

1,795	ARC Property Operating Partnership LP, Clark Acquisition LLC	4.600%	2/06/24	BB+	1,745,638

1,000	Crown Castle International Corporation	5.250%	1/15/23	BB+	1,050,000

3,500	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	3,508,019

750	KWG Property Holdings Limited	13.250%	3/22/17	B+	800,625

2,060	Omega Healthcare Investors Inc.	4.950%	4/01/24	BBB–	2,170,416

2,080	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,166,143

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,568,245

2,125	Prologis Inc.	6.875%	3/15/20	BBB+	2,506,057

2,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A, (5)	5.250%	12/01/21	B	2,030,000

3,000	Senior Housing Properties Trust	4.750%	5/01/24	BBB–	3,113,430

1,425	Sovereign Bank	8.750%	5/30/18	Baa2	1,682,285
	Total Real Estate Investment Trust				25,697,885

	Real Estate Management & Development – 0.4%

500	Crescent Resources LLC, 144A	10.250%	8/15/17	B–	535,000

1,175	Gemdale International Investment Limited	7.125%	11/16/17	Ba3	1,196,056

1,500	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,537,500

500	Kaisa Group Holdings Limited, 144A, (16)	8.875%	3/19/18	Ca	285,000

1,815	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	1,746,938
	Total Real Estate Management & Development				5,300,494

	Road & Rail – 0.2%

1,000	Hertz Corporation, (5)	7.375%	1/15/21	B	1,050,000

1,750	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	1,750,000
	Total Road & Rail				2,800,000

Nuveen Investments	89

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 0.2%

$1,500	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	$1,293,750

1,000	NXP BV, 144A, (5)	5.750%	3/15/23	BB	1,062,500
	Total Semiconductors & Semiconductor Equipment				2,356,250

	Software – 0.8%

1,500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,372,500

2,395	Computer Sciences Corporation	4.450%	9/15/22	BBB+	2,494,373

2,065	Open Text Corporation, 144A	5.625%	1/15/23	BB	2,142,438

1,500	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB–	1,567,950

2,500	Total System Services Inc.	3.750%	6/01/23	BBB+	2,494,823
	Total Software				10,072,084

	Specialty Retail – 1.3%

2,000	Bed Bath and Beyond Incorporated, (5)	3.749%	8/01/24	A–	2,078,760

1,150	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	1,210,375

1,175	Guitar Center Inc., 144A, (5)	6.500%	4/15/19	B–	1,025,188

1,250	Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A, (5)	8.000%	10/15/21	CCC+	1,325,000

2,220	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB+	2,476,421

4,485	Signet UK Finance PLC	4.700%	6/15/24	BBB–	4,603,794

1,450	The Men’s Warehouse Inc., 144A, (5)	7.000%	7/01/22	B2	1,526,125

1,000	Toys R Us Property Company II LLC, (5)	8.500%	12/01/17	Ba3	1,011,250
	Total Specialty Retail				15,256,913

	Technolgy Hardware, Storage & Peripherals – 0.2%

1,725	NCR Corporation	6.375%	12/15/23	BB	1,837,125

	Textiles, Apparel & Luxury Goods – 0.1%

1,750	Polymer Group Inc., 144A	6.875%	6/01/19	CCC+	1,671,250

	Tobacco – 0.7%

1,006	Altria Group Inc.	9.950%	11/10/38	BBB+	1,745,901

2,800	Imperial Tobacco Finance, 144A	3.500%	2/11/23	BBB	2,843,154

3,765	Reynolds American Inc.	3.250%	11/01/22	Baa2	3,746,375
	Total Tobacco				8,335,430

	Trading Companies & Distributors – 0.7%

1,995	Air Lease Corporation	3.875%	4/01/21	BBB–	2,054,850

1,500	HD Supply Inc.				1,734,375

2,237	United Rentals North America Inc., (5)	7.375%	5/15/20	BB–	2,417,358

2,000	United Rentals North America Inc.	4.625%	7/15/23	BB+	2,022,500
	Total Trading Companies & Distributors				8,229,083

	Transportation Infrastructure – 0.2%

2,000	Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	2,060,200

825	Asciano Finance, 144A	5.000%	4/07/18	BBB	887,152
	Total Transportation Infrastructure				2,947,352

90	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Wireless Telecommunication Services – 2.2%

$1,000		Altice Financing SA, 144A	6.625%	2/15/23	BB–	$1,030,000

2,000		Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	2,005,400

1,500		Digicel Limited, 144A	6.000%	4/15/21	B1	1,425,000

1,500		Digicel Limited, 144A	6.750%	3/01/23	B1	1,453,125

3,000		ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	3,076,466

750		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	791,249

1,470		Frontier Communications Corporation	8.500%	4/15/20	BB	1,650,074

1,000		Frontier Communications Corporation, (5)	7.625%	4/15/24	BB	1,041,249

1,500		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	1,499,999

2,300		Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	2,291,374

1,000		Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,021,249

4,000		Sprint Corporation	7.250%	9/15/21	B+	4,019,999

1,350		Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	1,414,124

1,225		T-Mobile USA Inc.	6.731%	4/28/22	BB	1,289,312

2,306		Viacom Inc.	4.375%	3/15/43	BBB+	2,149,857

1,000		Wind Acquisition Finance SA, 144A	4.750%	7/15/20	Ba3	1,002,499
		Total Wireless Telecommunication Services				27,160,976
		Total Corporate Bonds (cost $849,094,059)				867,620,561

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.0%

		Banks – 3.7%

$1,000		Banco Bilbao Vizcaya Argentaria S.A	9.000%	N/A (9)	BB	$1,087,500

3,500		Barclays PLC	8.250%	N/A (9)	BB+	3,749,956

2,830	EUR	Barclays PLC	6.500%	N/A (9)	BB+	3,141,841

2,000		Citigroup Inc.	8.400%	N/A (9)	BB+	2,279,000

1,000		Dresdner Funding Trust, 144A, (5)	8.151%	6/30/31	BB	1,241,250

1,525		Fifth Third Bancorp.	5.100%	N/A (9)	BB+	1,448,750

6,000		General Electric Capital Corporation	7.125%	N/A (9)	A+	7,042,500

4,488		HSBC Holdings PLC	6.375%	N/A (9)	BBB	4,583,370

1,448		Lloyd’s Banking Group PLC, (5)	7.500%	N/A (9)	BB	1,538,500

4,230		Nordea Bank AB, 144A, (5)	6.125%	N/A (9)	BBB	4,364,852

2,000		Societe Generale, 144A	7.875%	N/A (9)	BB+	2,065,000

1,500		Societe Generale, 144A	1.006%	N/A (9)	BB+	1,380,000

2,620		SunTrust Bank Inc., (5)	5.625%	N/A (9)	BB+	2,665,850

5,585		Wachovia Capital Trust III	5.570%	N/A (9)	BBB	5,514,629

3,000		Wells Fargo & Company, (5)	5.875%	N/A (9)	BBB	3,173,100
		Total Banks				45,276,098

Nuveen Investments	91

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Capital Markets – 0.8%

1,100	EUR	Baggot Securities Limited, 144A	10.240%	N/A (9)	N/R	$1,243,565

4,000		Credit Suisse Group AG, 144A	7.500%	N/A (9)	BB+	4,295,000

2,515		Deutsche Bank AG, (5)	7.500%	N/A (9)	BB+	2,559,013

1,495		Goldman Sachs Capital II	4.000%	N/A (9)	BB+	1,158,625
		Total Capital Markets				9,256,203

		Consumer Finance – 0.4%

2,620		American Express Company	5.200%	N/A (9)	Baa3	2,659,300

2,250		American Express Company	4.900%	N/A (9)	Baa3	2,282,625
		Total Consumer Finance				4,941,925

		Diversified Financial Services – 0.3%

1,500		Banco BTG Pactual SA/Luxembourg, 144A, (5)	8.750%	N/A (9)	Ba3	1,500,000

1,170		Rabobank Nederland, 144A	11.000%	N/A (9)	Baa1	1,506,375
		Total Diversified Financiak Services				3,006,375

		Electric Utilities – 0.1%

1,570		Electricite de France, 144A	5.250%	N/A (9)	A3	1,638,295

		Industrial Conglomerates – 0.0%

1,000		OAS Financial Limited, 144A	8.875%	N/A (9)	C	147,500

		Insurance – 0.7%

1,500		Allstate Corporation	5.750%	8/15/53	Baa1	1,633,125

2,050		Catlin Insurance Company Limited, 144A	7.249%	N/A (9)	BBB+	1,919,312

1,985		Genworth Financial Inc., (5)	6.150%	11/15/66	Ba2	1,171,150

1,435		Prudential Financial Inc., (5)	5.200%	3/15/44	BBB+	1,460,830

1,860		ZFS Finance USA Trust V	6.500%	5/09/37	A	1,957,650
		Total Insurance				8,142,067
		Total $1,000 Par (or similar) Institutional Preferred (cost $71,428,554)				72,408,463

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 5.2%

$1,266		321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,343,067

1,250		American Homes 4 Rent, Series 2014-SFR1	2.350%	6/17/31	Baa2	1,252,536

2,394		American Homes 4 Rent, Series 2014-SFR2	3.786%	10/17/36	Aaa	2,492,521

2,270		AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	2,646,659

2,396		Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	1,974,864

38		Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	36,074

229		Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	230,361

404		CAM Mortgage Trust 2013-1	5.500%	12/15/53	N/R	404,374

92	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

$1,725		CAM Mortgage Trust 2014-2	4.450%	5/15/48	N/R	$1,731,020

4,709		Colony Anerican Homes Trust 2014-1A	1.400%	5/17/31	Aaa	4,673,603

3,000		Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA	2.586%	6/15/34	A	2,999,853

293		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	B3	296,401

630		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	568,980

1,985		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	1,973,419

482		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.391%	2/25/34	A	465,415

1,469		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	1,380,493

415		Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.345%	10/25/47	B3	411,664

187		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	198,608

526		Fannie Mae Mortgage Interest Strips 366 25, (I/O)	5.000%	9/25/24	Aaa	38,213

392		Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	441,451

346		Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	389,350

2,516		Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	2,750,148

255		Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	268,483

376		Fannie Mae Mortgage Pool 255628	5.500%	2/01/25	Aaa	423,461

1,331		Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	1,498,182

163		Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	179,665

165		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	184,120

61		Fannie Mae Mortgage Pool 725553	2.256%	9/01/33	Aaa	65,197

235		Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	266,591

90		Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	103,458

68		Fannie Mae Mortgage Pool 735606	1.806%	5/01/35	Aaa	71,340

70		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	79,326

280		Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	316,999

353		Fannie Mae Mortgage Pool 745548	2.334%	1/01/35	Aaa	370,663

67		Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	75,591

158		Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	181,238

84		Fannie Mae Mortgage Pool 838948	1.885%	8/01/35	Aaa	90,067

244		Fannie Mae Mortgage Pool 843435	5.500%	6/01/33	Aaa	276,280

84		Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	96,337

—	(10)	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	267

219		Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	256,360

27		Fannie Mae Mortgage Pool 905597	5.857%	12/01/36	Aaa	29,301

630		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	688,926

108		Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	123,536

57		Fannie Mae Mortgage Pool 946228	6.159%	9/01/37	Aaa	60,860

—	(10)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	148

Nuveen Investments	93

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

$8,000	Fannie Mae MDR, (WI/DD)	3.500%	TBA	Aaa	$8,402,500

758	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.730%	2/25/48	N/R	757,781

14	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.306%	1/01/37	Aaa	14,844

9	Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	9,126

807	Freddie Mac Gold Pool 1K1238	2.384%	7/01/36	Aaa	864,566

431	Freddie Mac Gold Pool 1L0117	2.658%	10/01/29	Aaa	454,830

210	Freddie Mac Gold Pool 847240	2.339%	7/01/30	Aaa	218,351

146	Freddie Mac Gold Pool 847411	2.289%	5/01/33	Aaa	152,423

1,613	Freddie Mac Gold Pool 848289	2.404%	5/01/38	Aaa	1,724,355

353	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	404,768

65	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	76,112

1,405	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.368%	5/25/45	Aaa	1,445,635

20	Freddie Mac Non Gold Participation Certificates 847681	2.249%	12/01/36	Aaa	21,662

123	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	126,976

36	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A3	35,432

1,506	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,461,714

303	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.466%	3/25/35	BBB+	302,844

3,910	Invitation Homes Trust 2014-SFR1	2.783%	6/17/31	Baa2	3,953,636

1,034	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.465%	4/25/47	CCC	931,754

663	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.528%	7/25/47	BB+	679,212

3,053	Master RePerforming Loan Trust 2005-1	7.500%	8/25/34	Ba3	3,197,379

230	Merrill Lynch Mortgage Investors Inc, Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	A1	243,745

1,000	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.880%	8/12/49	BB	1,033,220

508	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	520,678

339	Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	338,499

598	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.355%	10/26/36	N/R	573,150

140	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	125,513

195	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	196,238

494	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.491%	10/20/35	D	428,663

94	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

$341		Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.341%	8/25/38	AA	$359,579

23		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.642%	3/25/35	BBB–	22,266
$62,374		Total Asset-Backed and Mortgage-Backed Securities (cost $61,640,136)				63,482,921

Shares		Description (1), (11)				Value

		INVESTMENT COMPANIES – 0.1%

36,000		Blackrock Credit Allocation Income Trust IV				$484,560

40,000		CBRE Clarion Global Real Estate Income Fund				358,000
		Total Investment Companies (cost $705,975)				842,560

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 11.6%

		Bermuda – 0.3%

$2,840		Bermuda Government, 144A	5.603%	7/20/20	AA–	$3,138,200

		Brazil – 0.9%

2,800		Federative Republic of Brazil, (5)	4.250%	1/07/25	Baa2	2,744,000

27,900	BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	7,945,191
		Total Brazil				10,689,191

		Colombia – 0.1%

850		Republic of Colombia	8.125%	5/21/24	BBB	1,128,375

		Costa Rica – 0.4%

5,200		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	5,291,000

		Dominican Republic – 0.1%

800		Dominican Republic, 144A	5.500%	1/27/25	B+	826,000

		Indonesia – 0.5%

790		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	893,688

1,290		Republic of Indonesia, 144A	4.875%	5/05/21	Baa3	1,404,488

3,400	EUR	Republic of Indonesia, 144A	2.875%	7/08/21	Baa3	3,846,834
		Total Indonesia				6,145,010

		Luxembourg – 0.1%

1,250	EUR	Picard BondCo S.A., 144A	7.750%	2/01/20	B–	1,446,609

		Mexico – 3.5%

2,370	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A	17,381,414

718	MXN	Mexico Bonos de DeSarrollo	6.500%	6/10/21	A	4,922,054

1,225	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	9,165,986

605	MXN	Mexico Bonos de DeSarrollo	10.000%	12/05/24	A	5,151,037

848	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	6,445,067
		Total Mexico				43,065,558

Nuveen Investments	95

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Panama – 0.1%

$1,500		Republic of Panama	4.000%	9/22/24	BBB	$1,571,250

		Philipines – 0.0%

600		Republic of the Philippines	3.950%	1/20/40	BBB	636,750

		Poland – 0.7%

15,000	PLN	Republic of Poland	3.250%	7/25/19	A	4,182,346

11,700	PLN	Republic of Poland	5.750%	9/23/22	A	3,852,556
		Total Poland				8,034,902

		South Africa – 4.4%

105,000	ZAR	Republic of South Africa	8.000%	12/21/18	BBB+	8,918,048

75,600	ZAR	Republic of South Africa	6.750%	3/31/21	BBB+	6,044,759

3,250		Republic of South Africa	5.875%	9/16/25	Baa2	3,721,900

253,500	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	25,197,427

124,800	ZAR	Republic of South Africa	7.000%	2/28/31	BBB+	9,185,338
		Total South Africa				53,067,472

		Turkey – 0.4%

3,000		Republic of Turkey, Government Bond	6.250%	9/26/22	Baa3	3,412,500

2,100		Republic of Turkey, Government Bond	4.875%	4/16/43	Baa3	2,073,750
		Total Turkey				5,486,250

		Uruguay – 0.1%

850		Republic of Uruguay, (5)	5.100%	6/18/50	Baa2	884,000
		Total Sovereign Debt (cost $160,384,344)				141,410,567
		Total Long-Term Investments (cost $1,184,288,866)				1,187,366,949

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 12.6%

		Money Market Funds – 12.6%

153,596,285		Mount Vernon Securities Lending Trust Prime Portfolio, (13)	0.222% (12)			$153,596,285
		Total Investments Purchased with Collateral from Securities Lending (cost $153,596,285)				153,596,285

Shares		Description (1)	Coupon			Value

		SHORT-TERM INVESTMENTS – 1.1%

		Money Market Funds – 1.1%

12,746,560		First American Treasury Obligations Fund, Class Z	0.000% (12)			$12,746,560
		Total Short-Term Investments (cost $12,746,560)				12,746,560
		Total Investments (cost $1,350,631,711) – 111.3%				1,353,709,794
		Other Assets Less Liabilities – (11.3)% (14)				(137,270,267)
		Net Assets – 100%				$1,216,439,527

96	Nuveen Investments

Investments in Derivatives as of March 31, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Canadian Dollar	21,500,000	U.S. Dollar	17,220,113	4/09/15	$246,264
Bank of America	Canadian Dollar	14,900,000	U.S. Dollar	11,807,741	4/09/15	44,469
Bank of America	Canadian Dollar	36,400,000	U.S. Dollar	28,701,645	6/09/15	(10,565)
Bank of America	Euro	11,210,000	U.S. Dollar	11,997,503	4/13/15	(58,135)
Bank of America	Malaysian Ringgit	52,300,000	U.S. Dollar	14,250,681	4/06/15	136,908
Bank of America	Pound Sterling	1,530,000	U.S. Dollar	2,339,702	4/30/15	70,581
Bank of America	U.S. Dollar	28,727,015	Canadian Dollar	36,400,000	4/09/15	10,107
Bank of America	U.S. Dollar	9,183,114	Malaysian Ringgit	33,500,000	4/06/15	(142,743)
Bank of America	U.S. Dollar	5,261,685	Malaysian Ringgit	18,800,000	4/06/15	(188,282)
Bank of America	U.S. Dollar	14,169,602	Malaysian Ringgit	52,300,000	5/29/15	(120,690)
Citigroup	Euro	11,665,423	U.S. Dollar	12,792,886	5/29/15	239,664
Citigroup	Mexican Peso	410,160,000	U.S. Dollar	27,265,475	5/29/15	487,024
Citigroup	Norwegian Krone	5,800,000	U.S. Dollar	746,267	4/30/15	26,937
Citigroup	U.S. Dollar	763,915	Norwegian Krone	5,800,000	4/30/15	(44,585)
Credit Suisse	Brazilian Real	25,140,000	U.S. Dollar	8,638,878	4/02/15	765,705
Credit Suisse	Brazilian Real	16,700,000	U.S. Dollar	5,577,822	4/02/15	347,830
Credit Suisse	Brazilian Real	25,140,000	U.S. Dollar	7,786,898	5/05/15	(15,507)
Credit Suisse	U.S. Dollar	7,851,343	Brazilian Real	25,140,000	4/02/15	21,831
Credit Suisse	U.S. Dollar	5,750,689	Brazilian Real	16,700,000	4/02/15	(520,697)
Deutsche Bank	Japanese Yen	1,809,000,000	U.S. Dollar	15,148,309	5/29/15	53,047
Deutsche Bank	Japanese Yen	1,450,000,000	U.S. Dollar	12,142,094	5/29/15	42,520
Deutsche Bank	South African Rand	330,950,000	U.S. Dollar	28,075,280	4/30/15	931,767
Deutsche Bank	South African Rand	91,000,000	U.S. Dollar	7,719,748	4/30/15	256,204
Goldman Sachs	Canadian Dollar	5,851,000	U.S. Dollar	4,669,146	4/30/15	51,205
Goldman Sachs	Canadian Dollar	1,450,000	U.S. Dollar	1,155,802	4/30/15	11,380
Nomura Securities	U.S. Dollar	11,530,514	Australian Dollar	14,900,000	4/17/15	(193,718)
UBS	Polish Zloty	14,110,000	U.S. Dollar	3,737,897	5/29/15	21,911
						$2,470,432

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
Bank of America*	$19,000,000	Receive	3-Month USD-LIBOR-BBA	1.573%	Semi-Annually	10/10/18	$(347,198)	$(347,541)
JPMorgan	21,000,000	Receive	3-Month USD-LIBOR-BBA	2.113	Semi-Annually	2/21/22	(492,667)	(492,667)
JPMorgan	10,800,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/23	(182,857)	(182,857)
JPMorgan*	17,000,000	Receive	3-Month USD-LIBOR-BBA	2.739	Semi-Annually	11/21/23	(1,267,095)	(1,267,558)
Morgan Stanley*	26,000,000	Receive	3-Month USD-LIBOR-BBA	2.743	Semi-Annually	4/15/24	(2,019,156)	(2,019,156)
	$93,800,000						$(4,308,973)	$(4,309,779)
*	Citigroup is the clearing house for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(604)	6/15	$(72,607,406)	$(122,688)	$(619,267)
U.S. Treasury 10-Year Note	Short	(1,267)	6/15	(163,324,219)	(395,937)	(1,863,532)
U.S. Treasury Ultra Bond	Long	159	6/15	27,010,125	44,719	596,294
				$(208,921,500)	$(473,906)	$(1,886,505)
*	The aggregate Notional Amount at Value of long and short positions is $27,010,125 and $(235,931,625), respectively.

Nuveen Investments	97

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993	$5,993
Convertible Preferred Securities	1,305,125	—	—	1,305,125
Variable Rate Senior Loan Interests	—	14,204,284	—	14,204,284
$25 Par (or similar) Retail Preferred	21,880,349	4,206,126	—	26,086,475
Corporate Bonds	—	867,620,561	—	867,620,561
$1,000 Par (or similar) Institutional Preferred	—	72,408,463	—	72,408,463
Asset-Backed and Mortgage-Backed Securities	—	63,482,921	—	63,482,921
Investment Companies	842,560	—	—	842,560
Sovereign Debt	—	141,410,567	—	141,410,567
Investments Purchased with Collateral from Securities Lending	153,596,285	—	—	153,596,285
Short-Term Investments:
Money Market Funds	12,746,560	—	—	12,746,560
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	2,470,432	—	2,470,432
Interest Rate Swaps*	—	(4,309,779)	—	(4,309,779)
Futures Contracts*	(1,886,505)	—	—	(1,886,505)
Total	$188,484,374	$1,161,493,575	$5,993	$1,349,983,942
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $1,350,639,933.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$40,698,806
Depreciation	(37,628,945)
Net unrealized appreciation (depreciation) of investments	$3,069,861

98	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $149,961,817.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	Perpetual security. Maturity date is not applicable.

(10)	Principal Amount (000) rounds to less than $1,000.

(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(12)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(13)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(15)	For fair value measurement disclosure purposes, investment classified as Level 2.

(16)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

GDR	Global Depositary Receipt.

I/O	Interest only.

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not Applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

MXN	Mexican Peso

PLN	Polish Zloty

ZAR	South African Rand

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association

Nuveen Investments	99

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015